UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03850
Delaware Group® Tax-Free Fund
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2026
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Nomura Tax-Free USA Fund
(formerly, Macquarie Tax-Free USA Fund)
Class A : DMTFX
Annual shareholder report | August 31, 2026
This annual shareholder report contains important information about Nomura Tax-Free USA Fund (Fund) for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$88	0.86%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.80% if distressed investment expenses and non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Nomura Tax-Free USA Fund (Class A) returned 5.78% (excluding sales charge) for the 12 months ended August 31, 2026. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index (benchmark), returned 4.12%.
Market highlights
During the reporting period, monetary policy and geopolitical uncertainty impacted the municipal bond market. US Federal Reserve (Fed) cuts in 4Q25 and legislative clarity contributed to performance. However, the US-Iran conflict and subsequent inflation concerns applied pressure to the market. Additionally, market technicals impacted performance.
Supply was elevated but met with strong demand as municipal mutual funds took in a near record amount in the first eight months of 2026. More importantly, the flows were evenly distributed between open-ended funds and exchange-traded funds (ETFs) in calendar year 2026.
Municipal bond yields rose on the front end of the curve and fell in the intermediate and long segments. For example, the MMD AAA 2-year yield rose 33 basis points (bps) while the 20-year yield fell 15 bps and the 30-year yield fell 1 bp (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year curve flattened, starting the period at 241 bps and ending the period at 207 bps.
The long end of the curve outperformed as did lower investment grade BBB-rated and below-investment-grade securities during the reporting period, in part, driven by the strong fund flows into long mutual funds. For example, the Bloomberg Municipal Bond Index returned 4.12% while the long segment (22+ years) returned 6.45%; BBB-rated and below‑investment‑grade securities returned 6.08% and 6.66%, respectively. Conversely, the front end of the curve detracted from performance for the period with the Bloomberg Municipal Bond Index’s 1-year (1-2 years) segment only up 2.36%.
Top contributors to performance:
An overweight to the long end of the curve contributed to performance.
An overweight to BBB-rated securities, in addition to a full out-of-benchmark allocation to below-investment-grade bonds, also contributed.
Top detractors from performance:
A modest out-of-benchmark allocation to the front end of the curve (0-1 years) was a drag on performance as this part of the curve lagged the overall market.
The transportation sector was a detractor, underperforming the benchmark’s transportation return of 4.86%.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period August 31, 2016, through August 31, 2026
Average annual total returns (as of August 31, 2026)	1 year	5 year	10 year
Nomura Tax-Free USA Fund (Class A) – including sales charge	1.03%	-1.44%	1.47%
Nomura Tax-Free USA Fund (Class A) – excluding sales charge	5.78%	-0.53%	1.94%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of August 31, 2026)
Fund net assets	$1,067,747,417
Total number of portfolio holdings*	327
Total net advisory fees paid (during reporting period)	$4,751,222
Portfolio turnover rate	25%
*	Excludes cash and cash equivalents.

Fund holdings (as of August 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Special Tax Revenue Bonds	15.63%
Industrial Development Revenue/Pollution Control Revenue Bonds	14.99%
Transportation Revenue Bonds	13.60%
Education Revenue Bonds	11.87%
Healthcare Revenue Bonds	11.48%
Lease Revenue Bonds	8.52%
State General Obligation Bonds	8.40%
Local General Obligation Bonds	4.36%
Electric Revenue Bonds	3.26%
Water & Sewer Revenue Bonds	2.37%

State and territory allocation
Puerto Rico	14.00%
California	10.02%
Illinois	9.90%
New York	9.55%
Florida	5.95%
Texas	5.91%
Arizona	4.58%
Alabama	3.69%
New Jersey	3.56%
Wisconsin	3.52%

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Tax-Free USA Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5961076)
TSAR-DMTFX-1026

Nomura Tax-Free USA Fund
(formerly, Macquarie Tax-Free USA Fund)
Class C : DUSCX
Annual shareholder report | August 31, 2026
This annual shareholder report contains important information about Nomura Tax-Free USA Fund (Fund) for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$165	1.61%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.55% if distressed investment expenses and non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Nomura Tax-Free USA Fund (Class C) returned 4.99% (excluding sales charge) for the 12 months ended August 31, 2026. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index (benchmark), returned 4.12%.
Market highlights
During the reporting period, monetary policy and geopolitical uncertainty impacted the municipal bond market. US Federal Reserve (Fed) cuts in 4Q25 and legislative clarity contributed to performance. However, the US-Iran conflict and subsequent inflation concerns applied pressure to the market. Additionally, market technicals impacted performance.
Supply was elevated but met with strong demand as municipal mutual funds took in a near record amount in the first eight months of 2026. More importantly, the flows were evenly distributed between open-ended funds and exchange-traded funds (ETFs) in calendar year 2026.
Municipal bond yields rose on the front end of the curve and fell in the intermediate and long segments. For example, the MMD AAA 2-year yield rose 33 basis points (bps) while the 20-year yield fell 15 bps and the 30-year yield fell 1 bp (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year curve flattened, starting the period at 241 bps and ending the period at 207 bps.
The long end of the curve outperformed as did lower investment grade BBB-rated and below-investment-grade securities during the reporting period, in part, driven by the strong fund flows into long mutual funds. For example, the Bloomberg Municipal Bond Index returned 4.12% while the long segment (22+ years) returned 6.45%; BBB-rated and below‑investment‑grade securities returned 6.08% and 6.66%, respectively. Conversely, the front end of the curve detracted from performance for the period with the Bloomberg Municipal Bond Index’s 1-year (1-2 years) segment only up 2.36%.
Top contributors to performance:
An overweight to the long end of the curve contributed to performance.
An overweight to BBB-rated securities, in addition to a full out-of-benchmark allocation to below-investment-grade bonds, also contributed.
Top detractors from performance:
A modest out-of-benchmark allocation to the front end of the curve (0-1 years) was a drag on performance as this part of the curve lagged the overall market.
The transportation sector was a detractor, underperforming the benchmark’s transportation return of 4.86%.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2016, through August 31, 2026
Average annual total returns (as of August 31, 2026)	1 year	5 year	10 year
Nomura Tax-Free USA Fund (Class C) – including sales charge	3.99%	-1.26%	1.19%
Nomura Tax-Free USA Fund (Class C) – excluding sales charge	4.99%	-1.26%	1.19%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of August 31, 2026)
Fund net assets	$1,067,747,417
Total number of portfolio holdings*	327
Total net advisory fees paid (during reporting period)	$4,751,222
Portfolio turnover rate	25%
*	Excludes cash and cash equivalents.

Fund holdings (as of August 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Special Tax Revenue Bonds	15.63%
Industrial Development Revenue/Pollution Control Revenue Bonds	14.99%
Transportation Revenue Bonds	13.60%
Education Revenue Bonds	11.87%
Healthcare Revenue Bonds	11.48%
Lease Revenue Bonds	8.52%
State General Obligation Bonds	8.40%
Local General Obligation Bonds	4.36%
Electric Revenue Bonds	3.26%
Water & Sewer Revenue Bonds	2.37%

State and territory allocation
Puerto Rico	14.00%
California	10.02%
Illinois	9.90%
New York	9.55%
Florida	5.95%
Texas	5.91%
Arizona	4.58%
Alabama	3.69%
New Jersey	3.56%
Wisconsin	3.52%

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Tax-Free USA Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5961076)
TSAR-DUSCX-1026

Nomura Tax-Free USA Fund
(formerly, Macquarie Tax-Free USA Fund)
Institutional Class : DTFIX
Annual shareholder report | August 31, 2026
This annual shareholder report contains important information about Nomura Tax-Free USA Fund (Fund) for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$63	0.61%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.55% if distressed investment expenses and non-recurring expenses were not included.
Management's discussion of Fund performance
Performance highlights
Nomura Tax-Free USA Fund (Institutional Class) returned 6.03% (excluding sales charge) for the 12 months ended August 31, 2026. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index (benchmark), returned 4.12%.
Market highlights
During the reporting period, monetary policy and geopolitical uncertainty impacted the municipal bond market. US Federal Reserve (Fed) cuts in 4Q25 and legislative clarity contributed to performance. However, the US-Iran conflict and subsequent inflation concerns applied pressure to the market. Additionally, market technicals impacted performance.
Supply was elevated but met with strong demand as municipal mutual funds took in a near record amount in the first eight months of 2026. More importantly, the flows were evenly distributed between open-ended funds and exchange-traded funds (ETFs) in calendar year 2026.
Municipal bond yields rose on the front end of the curve and fell in the intermediate and long segments. For example, the MMD AAA 2-year yield rose 33 basis points (bps) while the 20-year yield fell 15 bps and the 30-year yield fell 1 bp (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year curve flattened, starting the period at 241 bps and ending the period at 207 bps.
The long end of the curve outperformed as did lower investment grade BBB-rated and below-investment-grade securities during the reporting period, in part, driven by the strong fund flows into long mutual funds. For example, the Bloomberg Municipal Bond Index returned 4.12% while the long segment (22+ years) returned 6.45%; BBB-rated and below‑investment‑grade securities returned 6.08% and 6.66%, respectively. Conversely, the front end of the curve detracted from performance for the period with the Bloomberg Municipal Bond Index’s 1-year (1-2 years) segment only up 2.36%.
Top contributors to performance:
An overweight to the long end of the curve contributed to performance.
An overweight to BBB-rated securities, in addition to a full out-of-benchmark allocation to below-investment-grade bonds, also contributed.
Top detractors from performance:
A modest out-of-benchmark allocation to the front end of the curve (0-1 years) was a drag on performance as this part of the curve lagged the overall market.
The transportation sector was a detractor, underperforming the benchmark’s transportation return of 4.86%.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2016, through August 31, 2026
Average annual total returns (as of August 31, 2026)	1 year	5 year	10 year
Nomura Tax-Free USA Fund (Institutional Class) – including sales charge	6.03%	-0.29%	2.20%
Nomura Tax-Free USA Fund (Institutional Class) – excluding sales charge	6.03%	-0.29%	2.20%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of August 31, 2026)
Fund net assets	$1,067,747,417
Total number of portfolio holdings*	327
Total net advisory fees paid (during reporting period)	$4,751,222
Portfolio turnover rate	25%
*	Excludes cash and cash equivalents.

Fund holdings (as of August 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Special Tax Revenue Bonds	15.63%
Industrial Development Revenue/Pollution Control Revenue Bonds	14.99%
Transportation Revenue Bonds	13.60%
Education Revenue Bonds	11.87%
Healthcare Revenue Bonds	11.48%
Lease Revenue Bonds	8.52%
State General Obligation Bonds	8.40%
Local General Obligation Bonds	4.36%
Electric Revenue Bonds	3.26%
Water & Sewer Revenue Bonds	2.37%

State and territory allocation
Puerto Rico	14.00%
California	10.02%
Illinois	9.90%
New York	9.55%
Florida	5.95%
Texas	5.91%
Arizona	4.58%
Alabama	3.69%
New Jersey	3.56%
Wisconsin	3.52%

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Tax-Free USA Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5961076)
TSAR-DTFIX-1026

Nomura Tax-Free USA Intermediate Fund
(formerly, Macquarie Tax-Free USA Intermediate Fund)
Class A : DMUSX
Annual shareholder report | August 31, 2026
This annual shareholder report contains important information about Nomura Tax-Free USA Intermediate Fund (Fund) for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$79	0.77%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.75% if distressed investment expenses were not included.
Management's discussion of Fund performance
Performance highlights
Nomura Tax-Free USA Intermediate Fund (Class A) returned 4.26% (excluding sales charge) for the 12 months ended August 31, 2026. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 4.12%, while the Bloomberg 3-15 Year Blend Municipal Bond Index, the Fund's narrowly based securities market index (benchmark), returned 2.93%.
Market highlights
During the reporting period, monetary policy and geopolitical uncertainty impacted the municipal bond market. US Federal Reserve (Fed) cuts in 4Q25 and legislative clarity contributed to performance. However, the US-Iran conflict and subsequent inflation concerns applied pressure to the market. Additionally, market technicals impacted performance.
Supply was elevated but met with strong demand as municipal mutual funds took in a near record amount in the first eight months of 2026. More importantly, the flows were evenly distributed between open-ended funds and exchange-traded funds (ETFs) in calendar year 2026.
Municipal bond yields rose on the front end of the curve and fell in the intermediate and long segments. For example, the MMD AAA 2-year yield rose 33 basis points (bps) while the 20-year yield fell 15 bps and the 30-year yield fell 1 bp (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year curve flattened, starting the period at 241 bps and ending the period at 207 bps.
The long end of the curve outperformed as did lower investment grade BBB-rated and below-investment-grade securities during the reporting period, in part, driven by the strong fund flows into long mutual funds. For example, the Bloomberg Municipal Bond Index returned 4.12% while the long segment (22+ years) returned 6.45%; BBB-rated and below-investment-grade securities returned 6.08% and 6.66%, respectively. Conversely, the front end of the curve detracted from performance for the period with the Bloomberg Municipal Bond Index’s 1-year (1-2 years) segment only up 2.36%.
Top contributors to performance:
An out-of-benchmark allocation to the long end of the curve contributed to performance.
An overweight to BBB-rated securities contributed to performance for the period.
Top detractors from performance:
A modest out-of-benchmark allocation to the front end of the curve (0-2 years) was a drag on performance as this part of the curve lagged the overall market.
The Industrial Development Revenue (IDR)/Pollution Control Revenue (PCR) sector was a detractor for the period. This allocation underperformed the benchmark’s IDR/PCR return as well as the overall benchmark return.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period August 31, 2016, through August 31, 2026
Average annual total returns (as of August 31, 2026)	1 year	5 year	10 year
Nomura Tax-Free USA Intermediate Fund (Class A) – including sales charge	1.38%	-0.61%	1.37%
Nomura Tax-Free USA Intermediate Fund (Class A) – excluding sales charge	4.26%	-0.05%	1.66%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg 3–15 Year Blend Municipal Bond Index	2.93%	0.83%	1.93%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of August 31, 2026)
Fund net assets	$811,257,515
Total number of portfolio holdings*	324
Total net advisory fees paid (during reporting period)	$3,163,684
Portfolio turnover rate	7%
*	Excludes cash and cash equivalents.

Fund holdings (as of August 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	22.56%
Transportation Revenue Bonds	15.58%
Special Tax Revenue Bonds	15.09%
Healthcare Revenue Bonds	8.28%
Education Revenue Bonds	7.58%
Lease Revenue Bonds	6.75%
State General Obligation Bonds	6.58%
Housing Revenue Bonds	5.99%
Electric Revenue Bonds	3.98%
Local General Obligation Bonds	2.58%

State and territory allocation
New York	14.07%
Puerto Rico	11.20%
California	10.27%
Illinois	9.16%
Florida	7.91%
Alabama	4.67%
Colorado	4.48%
Pennsylvania	3.88%
New Jersey	3.40%
Texas	2.82%

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Tax-Free USA Intermediate Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5961076)
TSAR-DMUSX-1026

Nomura Tax-Free USA Intermediate Fund
(formerly, Macquarie Tax-Free USA Intermediate Fund)
Class C : DUICX
Annual shareholder report | August 31, 2026
This annual shareholder report contains important information about Nomura Tax-Free USA Intermediate Fund (Fund) for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$155	1.52%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.50% if distressed investment expenses were not included.
Management's discussion of Fund performance
Performance highlights
Nomura Tax-Free USA Intermediate Fund (Class C) returned 3.48% (excluding sales charge) for the 12 months ended August 31, 2026. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 4.12%, while the Bloomberg 3-15 Year Blend Municipal Bond Index, the Fund's narrowly based securities market index (benchmark), returned 2.93%.
Market highlights
During the reporting period, monetary policy and geopolitical uncertainty impacted the municipal bond market. US Federal Reserve (Fed) cuts in 4Q25 and legislative clarity contributed to performance. However, the US-Iran conflict and subsequent inflation concerns applied pressure to the market. Additionally, market technicals impacted performance.
Supply was elevated but met with strong demand as municipal mutual funds took in a near record amount in the first eight months of 2026. More importantly, the flows were evenly distributed between open-ended funds and exchange-traded funds (ETFs) in calendar year 2026.
Municipal bond yields rose on the front end of the curve and fell in the intermediate and long segments. For example, the MMD AAA 2-year yield rose 33 basis points (bps) while the 20-year yield fell 15 bps and the 30-year yield fell 1 bp (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year curve flattened, starting the period at 241 bps and ending the period at 207 bps.
The long end of the curve outperformed as did lower investment grade BBB-rated and below-investment-grade securities during the reporting period, in part, driven by the strong fund flows into long mutual funds. For example, the Bloomberg Municipal Bond Index returned 4.12% while the long segment (22+ years) returned 6.45%; BBB-rated and below-investment-grade securities returned 6.08% and 6.66%, respectively. Conversely, the front end of the curve detracted from performance for the period with the Bloomberg Municipal Bond Index’s 1-year (1-2 years) segment only up 2.36%.
Top contributors to performance:
An out-of-benchmark allocation to the long end of the curve contributed to performance.
An overweight to BBB-rated securities contributed to performance for the period.
Top detractors from performance:
A modest out-of-benchmark allocation to the front end of the curve (0-2 years) was a drag on performance as this part of the curve lagged the overall market.
The Industrial Development Revenue (IDR)/Pollution Control Revenue (PCR) sector was a detractor for the period. This allocation underperformed the benchmark’s IDR/PCR return as well as the overall benchmark return.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2016, through August 31, 2026
Average annual total returns (as of August 31, 2026)	1 year	5 year	10 year
Nomura Tax-Free USA Intermediate Fund (Class C) – including sales charge	2.48%	-0.81%	0.84%
Nomura Tax-Free USA Intermediate Fund (Class C) – excluding sales charge	3.48%	-0.81%	0.84%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg 3–15 Year Blend Municipal Bond Index	2.93%	0.83%	1.93%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of August 31, 2026)
Fund net assets	$811,257,515
Total number of portfolio holdings*	324
Total net advisory fees paid (during reporting period)	$3,163,684
Portfolio turnover rate	7%
*	Excludes cash and cash equivalents.

Fund holdings (as of August 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	22.56%
Transportation Revenue Bonds	15.58%
Special Tax Revenue Bonds	15.09%
Healthcare Revenue Bonds	8.28%
Education Revenue Bonds	7.58%
Lease Revenue Bonds	6.75%
State General Obligation Bonds	6.58%
Housing Revenue Bonds	5.99%
Electric Revenue Bonds	3.98%
Local General Obligation Bonds	2.58%

State and territory allocation
New York	14.07%
Puerto Rico	11.20%
California	10.27%
Illinois	9.16%
Florida	7.91%
Alabama	4.67%
Colorado	4.48%
Pennsylvania	3.88%
New Jersey	3.40%
Texas	2.82%

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Tax-Free USA Intermediate Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5961076)
TSAR-DUICX-1026

Nomura Tax-Free USA Intermediate Fund
(formerly, Macquarie Tax-Free USA Intermediate Fund)
Institutional Class : DUSIX
Annual shareholder report | August 31, 2026
This annual shareholder report contains important information about Nomura Tax-Free USA Intermediate Fund (Fund) for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$53	0.52%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.50% if distressed investment expenses were not included.
Management's discussion of Fund performance
Performance highlights
Nomura Tax-Free USA Intermediate Fund (Institutional Class) returned 4.52% (excluding sales charge) for the 12 months ended August 31, 2026. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 4.12%, while the Bloomberg 3-15 Year Blend Municipal Bond Index, the Fund's narrowly based securities market index (benchmark), returned 2.93%.
Market highlights
During the reporting period, monetary policy and geopolitical uncertainty impacted the municipal bond market. US Federal Reserve (Fed) cuts in 4Q25 and legislative clarity contributed to performance. However, the US-Iran conflict and subsequent inflation concerns applied pressure to the market. Additionally, market technicals impacted performance.
Supply was elevated but met with strong demand as municipal mutual funds took in a near record amount in the first eight months of 2026. More importantly, the flows were evenly distributed between open-ended funds and exchange-traded funds (ETFs) in calendar year 2026.
Municipal bond yields rose on the front end of the curve and fell in the intermediate and long segments. For example, the MMD AAA 2-year yield rose 33 basis points (bps) while the 20-year yield fell 15 bps and the 30-year yield fell 1 bp (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year curve flattened, starting the period at 241 bps and ending the period at 207 bps.
The long end of the curve outperformed as did lower investment grade BBB-rated and below-investment-grade securities during the reporting period, in part, driven by the strong fund flows into long mutual funds. For example, the Bloomberg Municipal Bond Index returned 4.12% while the long segment (22+ years) returned 6.45%; BBB-rated and below-investment-grade securities returned 6.08% and 6.66%, respectively. Conversely, the front end of the curve detracted from performance for the period with the Bloomberg Municipal Bond Index’s 1-year (1-2 years) segment only up 2.36%.
Top contributors to performance:
An out-of-benchmark allocation to the long end of the curve contributed to performance.
An overweight to BBB-rated securities contributed to performance for the period.
Top detractors from performance:
A modest out-of-benchmark allocation to the front end of the curve (0-2 years) was a drag on performance as this part of the curve lagged the overall market.
The Industrial Development Revenue (IDR)/Pollution Control Revenue (PCR) sector was a detractor for the period. This allocation underperformed the benchmark’s IDR/PCR return as well as the overall benchmark return.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2016, through August 31, 2026
Average annual total returns (as of August 31, 2026)	1 year	5 year	10 year
Nomura Tax-Free USA Intermediate Fund (Institutional Class) – including sales charge	4.52%	0.19%	1.86%
Nomura Tax-Free USA Intermediate Fund (Institutional Class) – excluding sales charge	4.52%	0.19%	1.86%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg 3–15 Year Blend Municipal Bond Index	2.93%	0.83%	1.93%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of August 31, 2026)
Fund net assets	$811,257,515
Total number of portfolio holdings*	324
Total net advisory fees paid (during reporting period)	$3,163,684
Portfolio turnover rate	7%
*	Excludes cash and cash equivalents.

Fund holdings (as of August 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	22.56%
Transportation Revenue Bonds	15.58%
Special Tax Revenue Bonds	15.09%
Healthcare Revenue Bonds	8.28%
Education Revenue Bonds	7.58%
Lease Revenue Bonds	6.75%
State General Obligation Bonds	6.58%
Housing Revenue Bonds	5.99%
Electric Revenue Bonds	3.98%
Local General Obligation Bonds	2.58%

State and territory allocation
New York	14.07%
Puerto Rico	11.20%
California	10.27%
Illinois	9.16%
Florida	7.91%
Alabama	4.67%
Colorado	4.48%
Pennsylvania	3.88%
New Jersey	3.40%
Texas	2.82%

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Tax-Free USA Intermediate Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5961076)
TSAR-DUSIX-1026

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Nomura Funds Internet Web site at https://global.nomuraassetmanagement.com/about/business-ethics. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a.  An understanding of generally accepted accounting principles and financial statements;

b.  The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c.  Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d.  An understanding of internal controls and procedures for financial reporting; and

e.  An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a.  Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b.  Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c.  Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d.  Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not, other than in his or her capacity as a member of the Board of Trustees or any committee thereof, (i) accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Joseph W. Chow

Frances Sevilla-Sacasa, Chair

Christianna Wood

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $290,000 for 2026 and $114,582 for 2025.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2026 and $1,617,131 for 2025.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $72,000 for 2026 and $12,116 for 2025.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2026 and $0 for 2025.

(e)(1)

The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Nomura Funds.

Service	Range of Fees
Audit Services

Statutory audits or financial audits for new Funds	up to $50,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)

up to $25,000 in the aggregate
Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)

up to $25,000 in the aggregate

Tax Services

U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate

U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund

Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2026 and $16,391,075 for 2025.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Fixed income mutual funds
Nomura National High-Yield Municipal Bond Fund
(formerly, Macquarie National High-Yield Municipal Bond Fund)
Nomura Tax-Free USA Fund
(formerly, Macquarie Tax-Free USA Fund)
Nomura Tax-Free USA Intermediate Fund
(formerly, Macquarie Tax-Free USA Intermediate Fund)
Financial statements and other information
For the year ended August 31, 2026

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at nomuraassetmanagement.com/literature.
Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedules of investments
Nomura National High-Yield Municipal Bond Fund	August 31, 2026
	Principal amount°	Value (US $)
Municipal Bonds — 97.20%
Education Revenue Bonds — 21.44%
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects) 144A 5.25% 7/1/43 #	255,000	$ 254,046
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	3,200,000	2,546,080
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	980,000	991,741
144A 6.00% 7/1/47 #	8,995,000	9,045,372

(Basis Schools Projects) Series A 144A 5.125% 7/1/37 #	750,000	750,015
(Kaizen Education Foundation Project) 144A 5.80% 7/1/52 #	4,000,000	3,784,000
(Leman Academy Of Excellence of Projects) Series A 4.50% 7/1/54	6,115,000	4,821,188
(Odyssey Preparatory Academy Project)
144A 5.00% 7/1/49 #	4,000,000	3,312,080
144A 5.00% 7/1/54 #	5,000,000	3,963,000

(Pinecrest Academy Nevada-Horizon, Inspirada) Series A 144A 5.75% 7/15/48 #	250,000	250,215
Arlington, Texas Higher Education Finance Revenue
(Cypress Christian School)
144A 6.00% 6/1/53 #	5,000,000	4,960,700
144A 6.25% 6/1/63 #	5,250,000	5,240,812

(Great Hearts America - Texas) Series A 5.00% 8/15/54	1,200,000	1,077,732
(Newman International Academy)
Series A 4.00% 8/15/31	200,000	159,876
Series A 5.00% 8/15/41	600,000	418,680
Board of Regents of the University of Texas System Revenue
Series A 5.00% 8/15/50	4,900,000	5,154,261
Build NYC, New York Resource Revenue
(Civic Bronx LLC - Bold Charter School Project) 144A 6.00% 7/1/60 #	4,235,000	4,209,463
(East Harlem Scholars Academy Charter School Project) 144A 5.75% 6/1/62 #	1,000,000	935,300
(Inwood Academy for Leadership Charter School Project) Series A 144A 5.125% 5/1/38 #	575,000	570,302
(Metropolitan College of New York Project) 5.00% 11/1/39	361,431	289,145

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Build NYC, New York Resource Revenue
(New Dawn Charter Schools Project)
144A 5.625% 2/1/39 #	2,575,000	$ 2,574,948
144A 5.75% 2/1/49 #	1,000,000	986,520
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	14,090,000	9,446,641
California Educational Facilities Authority Revenue
(Stanford University)
Series U-7 5.00% 6/1/46	5,900,000	6,608,354
Series V-1 5.00% 5/1/49	19,670,000	21,631,099
Series V-2 2.25% 4/1/51	1,000,000	637,920
Series V-2 5.00% 4/1/51	1,545,000	1,690,987

(University of Southern California) Series A 5.00% 10/1/55	10,830,000	11,263,958
California Enterprise Development Authority Revenue
(Heights Christian Schools Project) Series A 144A 6.375% 6/1/63 #	8,900,000	8,332,002
California Infrastructure & Economic Development Bank Revenue
144A 5.00% 7/1/44 #	1,330,000	1,272,850
144A 5.125% 7/1/54 #	1,500,000	1,356,285
144A 5.25% 7/1/64 #	2,000,000	1,798,000
California Municipal Finance Authority Revenue
(California Baptist University) Series A 144A 5.50% 11/1/45 #	4,000,000	3,905,560
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	5,760,000	5,165,568
(Palmdale Aerospace Academy Project)
Series A 144A 5.00% 7/1/41 #	1,000,000	956,950
Series A 144A 5.00% 7/1/46 #	2,145,000	2,022,778
(Westside Neighborhood School Project)
144A 5.50% 6/15/39 #	600,000	626,514
144A 5.90% 6/15/44 #	775,000	814,928
144A 6.375% 6/15/64 #	3,600,000	3,742,740
California Public Finance Authority Educational Revenue
(Crossroads Christian School Project) 144A 5.00% 1/1/56 #	2,000,000	1,714,940
California School Finance Authority Revenue
Series A 144A 5.75% 6/1/53 #	2,000,000	1,908,320

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority Revenue
Series A 144A 6.00% 6/1/63 #	3,035,000	$ 2,891,869

(Envision Education - Obligated Group) Series A 144A 5.00% 6/1/64 #	2,735,000	2,237,503
(Escuela Popular Project) 144A 6.50% 7/1/50 #	910,000	796,578
(Fortune School of Education Obligated Group)
Series A 144A 5.00% 6/1/54 #	1,850,000	1,461,075
Series A 144A 5.125% 6/1/59 #	6,150,000	4,849,582
Series A 144A 5.125% 6/1/64 #	1,025,000	794,724

(Harbor Springs Obligated Group) Series A 144A 5.625% 7/1/63 #	1,500,000	1,500,720
(ICEF - View Park Elementary & Middle Schools) Series A 5.625% 10/1/34	825,000	825,107
(Integrity Charter School Project)
144A 5.25% 7/1/44 #	750,000	694,500
144A 5.50% 7/1/54 #	1,500,000	1,346,160
144A 5.60% 7/1/64 #	4,200,000	3,716,874
(Lighthouse Community Public Schools - Obligated Group)
Series A 144A 6.25% 6/1/42 #	1,000,000	1,030,550
Series A 144A 6.375% 6/1/52 #	1,240,000	1,266,610
Series A 144A 6.50% 6/1/62 #	2,300,000	2,347,633
(New Designs Charter School)
Series A 144A 5.00% 6/1/54 #	650,000	598,533
Series A 144A 5.00% 6/1/64 #	1,600,000	1,426,608

(Rocketship Public Schools - Obligated Group) Series G 144A 5.00% 6/1/47 #	1,425,000	1,324,979
(Sonoma County Junior College District Project)
Series A 144A 4.00% 11/1/41 #	2,980,000	2,628,241
Series A 144A 4.00% 11/1/55 #	2,500,000	1,937,000

(Sycamore Creek Community Charter School Project) Series A 144A 6.75% 6/1/64 #	6,000,000	5,380,740
(View Park Elementary & Middle Schools)
Series A 5.875% 10/1/44	4,175,000	4,174,541
Series A 6.00% 10/1/49	1,720,000	1,698,741

(View Park High School) Series A 144A 7.125% 10/1/48 #	3,230,000	3,232,067

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Camden County, New Jersey Improvement Authority Revenue
(KIPP Cooper Norcross Academy - 2022 Project) 6.00% 6/15/62	3,500,000	$ 3,580,255
Capital Projects Finance Authority Revenue
(Unionwest Properties LLC Project) Series B 144A 2.851% 6/1/62 #, ~	29,500,000	2,185,950
Capital Trust Agency Educational Facilities Housing, Florida Revenue
(Pineapple Cove Classical Academy Inc. Project) Series A 144A 5.375% 7/1/54 #	6,000,000	5,293,800
(The Pepin Academies Inc. Project) Series A 5.75% 7/1/55	3,625,000	3,176,588
Capital Trust Authority, Florida Revenue
(AcadeMir Charter Schools, Inc. Project) Series A 144A 6.625% 7/1/65 #	4,900,000	4,942,091
(KIPP Miami North Campus Project)
Series A 144A 5.625% 6/15/44 #	410,000	417,056
Series A 144A 6.00% 6/15/54 #	655,000	662,467
Series A 144A 6.125% 6/15/60 #	800,000	809,360

(Madrone - Florida Tech Student Housing I, LLC - Florida Institute of Technology Project) Series A 144A 5.25% 7/1/55 #	500,000	465,875
(Mason Classical Academy Project) Series A 144A 5.00% 6/1/64 #	3,450,000	3,061,599
Chester County, Pennsylvania Economic Development Authority Lease Revenue
(Chester Community Charter School Project) Series A 144A 5.625% 8/15/48 #	7,000,000	6,036,730
Chester County, Pennsylvania Industrial Development Authority Student Housing Revenue
(West Chester University of Pennsylvania) Series A 5.00% 8/1/30	1,345,000	1,345,525
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.00% 4/1/41	2,000,000	2,042,060
5.00% 4/1/45	1,665,000	1,677,687
5.75% 4/1/48	5,150,000	5,382,574
City of Burbank, Illinois Revenue
(Intercultural Montessori Language School Project)
144A 6.25% 2/1/51 #	1,950,000	1,955,168
144A 6.25% 2/1/56 #	2,000,000	1,982,920

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of Sierra, Arizona Vista Education Facility Revenue
(Champion Schools Project) 144A 5.75% 6/15/64 #	3,600,000	$ 3,202,308
City of St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	2,515,000	2,085,740
City of Woodbury, Minnesota Charter School Lease Revenue
(Math & Science Academy)
144A 5.25% 6/1/45 #	1,000,000	938,640
144A 5.50% 6/1/55 #	1,960,000	1,787,677
144A 5.50% 6/1/63 #	3,040,000	2,712,318
Cleveland-Cuyahoga County Port Authority Revenue
(Constellation Schools Project)
Series A 144A 5.25% 1/1/34 #	600,000	610,692
Series A 144A 5.375% 1/1/39 #	850,000	850,595
Series A 144A 5.875% 1/1/49 #	1,500,000	1,476,165
Clifton, Texas Higher Education Finance Revenue
(Valor Education)
Series A 144A 5.00% 6/15/34 #	325,000	321,623
Series A 144A 5.75% 6/15/44 #	600,000	580,218
Series A 144A 6.00% 6/15/54 #	955,000	892,295
Series A 144A 6.25% 6/15/53 #	3,710,000	3,588,275
Cobb County, Georgia Development Authority Charter School Revenue
(Northwest Classical Academy Project)
Series A 144A 6.375% 6/15/58 #	1,205,000	1,157,957
Series A 144A 6.40% 6/15/53 #	1,850,000	1,824,266
Cobb County, Georgia Development Authority Education Facilities Revenue
(Mt. Bethel Christian Academy Project)
144A 6.25% 6/1/55 #	2,655,000	2,712,614
144A 6.25% 6/1/64 #	3,150,000	3,193,690
Colorado Educational & Cultural Facilities Authority Revenue
(Ascent Classical Academy Charter Schools)
Series A 144A 5.50% 4/1/44 #	2,000,000	1,957,760
Series A 144A 5.75% 4/1/59 #	2,250,000	2,117,430
Series A 144A 5.80% 4/1/54 #	2,800,000	2,684,612

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue

(Community Leadership Academy, Inc. Second Campus Project) 7.45% 8/1/48	2,500,000	$ 2,501,700
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/40 #	555,000	526,329
144A 5.00% 12/1/50 #	1,740,000	1,548,147
144A 5.00% 12/1/55 #	3,440,000	2,971,644

(Loveland Classical Schools Project) 144A 5.00% 7/1/46 #	3,000,000	2,838,630
County of Palm Beach, Florida Revenue
(Provident Group-PBAU Properties II LLC-Palm Beach Atlantic University Project) Series A 144A 5.75% 10/1/65 #	10,000,000	10,146,800
County of Pima, Arizona Industrial Development Authority Education Revenue
(American Leadership Academy Project) 144A 4.00% 6/15/57 #	500,000	340,845
Delaware State Economic Development Authority Revenue
(Academia Antonia Alonso Charter School Project)
144A 6.00% 7/1/65 #	5,000,000	4,924,450
Series A 144A 6.00% 7/1/55 #	1,710,000	1,714,908
District of Columbia Revenue
(Rocketship DC Obligated Group)
Series A 144A 5.00% 6/1/61 #	1,500,000	1,208,235
Series A 5.75% 6/1/54	1,000,000	904,910
Series A 6.00% 6/1/58	1,600,000	1,486,544
Florida Development Finance Revenue
(Renaissance Charter School Projects)
Series A 144A 6.125% 6/15/44 #	5,300,000	5,301,219
Series C 144A 5.00% 9/15/50 #	2,000,000	1,777,260
Florida Higher Educational Facilities Financing Authority Revenue
(Keiser University Project) 144A 6.25% 7/1/55 #	9,800,000	9,882,124
Fulton County, Georgia Development Authority Revenue
(Madrone – MS Student Housing I, LLC Project) Series A-1 144A 5.75% 7/1/66 #	3,000,000	2,934,840

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
General Authority of Southcentral Pennsylvania Revenue
(AICUP Financing Program - York College of Pennsylvania Project) Series XX2 5.25% 5/1/55	2,975,000	$ 2,942,483
Hawaii State Department of Budget & Finance Revenue
(Hawaii Pacific University Project) 144A 5.125% 7/1/43 #	1,500,000	1,413,030
Idaho Housing & Finance Association Revenue
Series A 5.00% 6/1/50	1,000,000	899,980
(Idaho Arts Charter School) 144A 5.00% 12/1/36 #	460,000	455,805
Illinois Finance Authority Revenue
(Acero Charter Schools) 144A 4.00% 10/1/42 #	2,245,000	1,922,349
(Rogers Park Montessori School Project)
144A 6.25% 8/1/45 #	1,000,000	1,032,210
144A 6.375% 8/1/55 #	3,590,000	3,626,977
Illinois Finance Authority Student Housing & Academic Facility Revenue
(University of Illinois at Chicago Project) Series A 5.00% 2/15/47	3,640,000	3,333,075
Indiana Finance Authority Revenue
(Matchbook Learning Schools of Indiana Inc Project)
144A 7.00% 6/15/53 #	4,000,000	4,085,640
144A 7.00% 6/15/58 #	6,405,000	6,515,358

(PRG - UINDY Properties LLC) 5.625% 7/1/50	1,000,000	956,120
Industrial Development Authority of the County of Pima, Arizona Revenue
(Noah Webster Schools-Pima Project) Series A 7.00% 12/15/43	832,415	707,553
Iowa Higher Education Loan Authority Revenue
(University of Dubuque Project) 6.00% 10/1/55	1,800,000	1,840,554
Kentucky Bond Development Revenue
(University of Kentucky Central Utility Plant Project) Series A 5.50% 10/31/56	2,500,000	2,590,125

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Louisiana Public Facilities Authority Revenue
(Athlos Academy Jefferson Parish)
Series A 144A 7.375% 6/1/54 #	2,900,000	$ 2,146,000
Series A 144A 7.50% 6/1/59 #	4,200,000	3,108,000
(Geo Academies EBR - Geo Prep Mid-City Project)
144A 6.125% 6/1/52 #	1,030,000	1,033,924
144A 6.25% 6/1/62 #	1,420,000	1,423,791
(Jefferson Rise Charter School Project)
Series A 144A 6.25% 6/1/52 #	1,000,000	982,460
Series A 144A 6.375% 6/1/62 #	1,330,000	1,295,806
(Lafayette Renaissance Charter Academy Project)
144A 6.00% 6/15/59 #	3,100,000	3,063,978
144A 6.50% 6/15/59 #	4,900,000	4,934,594
(Lincoln Preparatory School Project)
Series A 144A 5.25% 6/1/60 #	2,000,000	1,402,140
Series A 144A 6.375% 6/1/52 #	2,250,000	1,924,740
Series A 144A 6.50% 6/1/62 #	4,000,000	3,383,680
Macomb County, Michigan Public School Academy Revenue
(Academy Of Warren) Series A 144A 5.50% 5/1/50 #	1,810,000	1,631,968
Macon-Bibb County, Georgia Urban Development Authority Revenue
(Academy for Classical Education)
Series A 144A 5.875% 6/15/47 #	1,680,000	1,682,856
Series A 144A 6.00% 6/15/52 #	1,530,000	1,530,995
Maricopa County, Arizona Industrial Development Authority Revenue
(Choice Academies, Inc. Project) 144A 5.75% 9/1/45 #	4,775,000	4,582,950
Massachusetts Development Finance Agency Revenue
(Massachusetts Institute Of Technology) Series P 5.00% 7/1/50	16,280,000	17,365,713
Miami-Dade County, Florida Industrial Development Authority Revenue
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,000,420
Series A 144A 6.00% 9/15/45 #	1,000,000	1,000,090

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Michigan Finance Authority Limited Obligation Revenue
(Hanley International Academy) 5.00% 9/1/40	1,115,000	$ 1,065,539
(Landmark Academy Project) 5.00% 6/1/45	2,000,000	1,863,840
(Public School Academy Old Redford)
Series A 5.90% 12/1/30	1,150,000	919,965
Series A 6.50% 12/1/40	3,900,000	3,112,590
Michigan Public Educational Facilities Authority Revenue
(Old Redford) Series A 5.875% 12/1/30	1,160,000	927,965
Monroe County, New York Industrial Development Revenue
(Eugenio Maria de Hostos Charter School Project) Series A 144A 5.00% 7/1/54 #	1,000,000	858,930
Nevada State Department of Business & Industry Revenue
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,595,064
Series A 144A 5.00% 12/15/38 #	1,000,000	993,070
Series A 144A 5.00% 12/15/48 #	500,000	454,795
Series A 144A 5.125% 12/15/45 #	2,515,000	2,385,553
New York State Dormitory Authority Revenue
(Columbia University) Series A2 5.00% 10/1/46	2,500,000	2,738,575
Oklahoma County, Oklahoma Finance Authority Revenue
(Astec Project)
144A 5.25% 6/15/34 #	600,000	601,908
144A 6.00% 6/15/44 #	1,000,000	978,060
144A 6.50% 6/15/64 #	3,000,000	2,912,910
Oregon State Facilities Authority Revenue
(Redmond Proficiency Academy Project)
Series A 144A 5.625% 6/15/55 #	500,000	486,700
Series A 144A 6.00% 6/15/65 #	1,225,000	1,228,540
Pennsylvania State University Revenue
Series A 5.50% 9/1/55	10,000,000	10,575,500
Pima County, Arizona Industrial Development Authority Education Revenue
144A 4.00% 6/15/51 #	4,000,000	2,840,400

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pima County, Arizona Industrial Development Authority Education Revenue
(Career Success Schools Project)
144A 5.50% 5/1/40 #	500,000	$ 499,235
144A 5.75% 5/1/50 #	1,530,000	1,519,152
(Edkey Charter Schools Project)
144A 5.00% 7/1/49 #, ‡	7,000,000	5,600,000
144A 5.00% 7/1/55 #, ‡	2,085,000	1,668,000
Public Finance Authority Charter School Revenue
(Foundation Academy Charter School) 144A 5.00% 7/1/55 #	2,000,000	1,765,300
Sierra Vista Industrial Development Authority Revenue
(Champion Schools Project) 144A 6.25% 6/15/66 #	3,000,000	2,851,980
South Carolina Jobs-Economic Development Authority Educational Facilities Revenue
(Gray Collegiate Academy Project) 144A 6.375% 7/1/66 #	6,750,000	6,647,198
South Carolina Jobs-Economic Development Authority Revenue
(Green Charter Schools Project)
Series A 144A 4.00% 6/1/46 #	2,300,000	1,703,081
Series A 144A 4.00% 6/1/56 #	1,530,000	1,014,742
(Greer Preparatory Academy Project)
144A 6.50% 6/15/54 #	1,750,000	1,740,112
144A 6.50% 6/15/59 #	2,500,000	2,452,700
(Riverwalk Academy Project)
Series A 144A 7.125% 6/15/53 #	2,550,000	2,565,325
Series A 144A 7.25% 6/15/58 #	2,915,000	2,929,779
(Virtus Academy Project)
Series A 144A 6.75% 6/15/43 #	940,000	940,235
Series A 144A 7.00% 6/15/53 #	1,830,000	1,823,266
Series A 144A 7.125% 6/15/58 #	1,510,000	1,513,609
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement
(Confluence Academy Project) Series A 144A 5.625% 6/15/53 #	4,805,000	4,139,171
University of California Revenue
Series CC 5.00% 5/15/53	4,565,000	4,753,535

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Texas System Board of Regents Revenue
Series B 5.00% 8/15/49	11,000,000	$ 11,625,350
University of Virginia Revenue
Series A-2 3.57% 4/1/45	10,000,000	8,778,200
Upper Dauphin, Pennsylvania Industrial Development Authority Revenue
(Pennsylvania Steam Academy Charter School Project) Series A 144A 6.25% 7/1/57 #	2,400,000	2,316,744
Upper Illinois River Valley Development Authority Revenue
(Elgin Math And Science Academy Charter School Project) Series A 144A 6.00% 3/1/63 #	2,990,000	2,679,339
Utah State Charter School Finance Authority Revenue
(Leadership Learning Academy Project)
Series A 144A 5.00% 6/15/39 #	1,000,000	964,210
Series A 144A 5.00% 6/15/50 #	2,200,000	1,956,064
Virginia College Building Authority Revenue
(Regent University Project) 6.00% 6/1/55	2,000,000	2,056,180
Washington State Housing Finance Commission Revenue
(Seattle Academy Of Arts And Sciences Project) 144A 6.375% 7/1/63 #	1,800,000	1,888,398
Wisconsin Public Finance Authority Revenue
5.75% 7/1/62	10,120,804	10,318,970
(Cherokee Classical Academy Project)
Series A 144A 6.50% 6/15/45 #	325,000	323,856
Series A 144A 6.75% 6/15/55 #	500,000	489,640
Series A 144A 7.00% 6/15/65 #	1,000,000	991,750
(Founders Academy of Las Vegas)
Series A 144A 6.375% 7/1/43 #	300,000	309,786
Series A 144A 6.625% 7/1/53 #	600,000	615,216
Series A 144A 6.75% 7/1/58 #	550,000	565,372
(North East Carolina Preparatory School Project)
Series A 5.00% 6/15/44	1,000,000	964,820
Series A 5.25% 6/15/54	1,200,000	1,146,540
(Revolution Academy)
Series A 144A 6.25% 10/1/53 #	2,000,000	2,024,680
Series A 144A 6.25% 10/1/58 #	3,885,000	3,913,011

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Wisconsin Public Finance Authority Revenue
(Shining Rock Classical Academy)
Series A 6.00% 6/15/52	3,580,000	$ 3,038,561
Series A 6.125% 6/15/57	2,620,000	2,218,799
(Wilson Preparatory Academy)
Series A 144A 4.125% 6/15/29 #	205,000	202,657
Series A 144A 5.00% 6/15/39 #	500,000	475,890

(Wittenberg University) 144A 5.25% 12/1/39 #	4,700,000	3,913,690
Yonkers, New York Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project) Series A 5.00% 10/15/49	1,000,000	890,420
		553,223,801
Electric Revenue Bonds — 2.90%
Build NYC, New York Resource Revenue
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 144A 5.25% 12/31/33 (AMT) #	4,520,000	4,548,566
City of New York, Long Island Power Authority Revenue
Series A 5.25% 9/1/50	6,000,000	6,218,100
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	3,615,000	2,679,619
Series A 5.05% 7/1/42 ‡	4,590,000	3,402,338
Series A 6.75% 7/1/36 ‡	1,500,000	1,128,750
Series AAA 5.25% 7/1/25 ‡	925,000	684,500
Series AAA 5.25% 7/1/26 ‡	1,030,000	762,200
Series AAA 5.25% 7/1/27 ‡	5,330,000	3,950,862
Series AAA 5.25% 7/1/28 ‡	1,205,000	893,206
Series CCC 5.25% 7/1/27 ‡	5,525,000	4,095,406
Series TT 5.00% 7/1/23 ‡	2,785,000	2,060,900
Series TT 5.00% 7/1/37 ‡	5,230,000	3,876,738
Series WW 5.00% 7/1/28 ‡	6,040,000	4,477,150
Series WW 5.25% 7/1/25 ‡	1,530,000	1,132,200
Series WW 5.25% 7/1/33 ‡	1,260,000	933,975
Series WW 5.50% 7/1/38 ‡	9,035,000	6,697,194
Series XX 4.75% 7/1/26 ‡	920,000	680,800
Series XX 5.25% 7/1/40 ‡	19,300,000	14,306,125
Series XX 5.75% 7/1/36 ‡	7,470,000	5,537,137

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series ZZ 4.75% 7/1/27 ‡	760,000	$ 563,350
Series ZZ 5.25% 7/1/24 ‡	1,275,000	943,500
Series ZZ 5.25% 7/1/26 ‡	7,005,000	5,183,700
		74,756,316
Healthcare Revenue Bonds — 17.83%
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project First Tier) Series A2 5.125% 1/1/59	4,595,000	4,164,035
(Great Lakes Senior Living Communities LLC Project Fourth Tier) Series D 8.171% 1/1/59 ~	5,311,948	711,695
(Great Lakes Senior Living Communities LLC Project Second Tier) Series B 5.125% 1/1/59	2,199,550	1,689,738
(Great Lakes Senior Living Communities LLC Project Third Tier) Series C 1.759% 1/1/59 ~	5,189,384	2,603,618
(ISF - Ativo Portfolio)
Series A 144A 6.75% 3/1/65 #	9,000,000	9,238,770
Series A 144A 6.875% 3/1/55 #	2,000,000	2,082,500
Bexar County, Texas Health Facilities Development Revenue
(Army Retirement Residence Foundation Project)
5.00% 7/15/41	2,895,000	2,786,409
5.00% 7/15/42	575,000	549,493
Birmingham, Alabama Special Care Facilities Financing Authority Revenue
(Methodist Home for the Aging)
5.50% 6/1/30	1,520,000	1,520,821
5.75% 6/1/35	1,500,000	1,500,480
5.75% 6/1/45	2,500,000	2,402,825
6.00% 6/1/50	3,130,000	3,000,512
Brookhaven, Georgia Development Authority Revenue
(Children's Healthcare of Atlanta) Series A 4.00% 7/1/49	5,000,000	4,479,450
Build NYC, New York Resource Revenue
(RiverSpring Health Senior Living, Inc. Project) Series A 144A 7.00% 12/15/65 #	6,850,000	6,863,220

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51	11,355,000	$ 8,049,559
Series A 3.00% 8/15/51 (BAM)	10,000,000	7,259,300
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley and Northern Nevada Project)
Series A 5.25% 1/1/45	1,295,000	1,042,268
Series A 144A 6.625% 1/1/32 #	500,000	493,230
Series A 144A 6.875% 1/1/42 #	1,500,000	1,457,670
California Public Finance Authority Revenue
Series A 144A 6.375% 6/1/59 #	8,000,000	7,445,120
California Statewide Communities Development Authority Revenue
(Enloe Medical Center) Series A 5.375% 8/15/57 (AG)	2,000,000	2,010,420
Capital Projects Finance Authority Revenue
(Millenia Orlando Project)
Series A 144A 7.125% 1/1/65 #	6,400,000	6,691,456
Series A 144A 7.25% 1/1/55 #	1,000,000	1,064,480
Capital Trust Agency Senior Living Facilities, Florida Revenue
(Elim Senior Housing Inc. Project) 144A 5.875% 8/1/52 #	2,000,000	1,699,860
Capital Trust Authority, Florida Revenue
(AIDS Healthcare Foundation Obligated Group) Series A 5.25% 12/1/55	1,700,000	1,691,925
City of Apple Valley, Minnesota Senior Living Revenue
(Minnesota Senior Living LLC Project) Second Tier Series B 5.25% 1/1/37	420,000	236,414
(Senior Living LLC Project)
Fourth Tier Series D 7.25% 1/1/52	7,410,000	3,058,626
Second Tier Series B 5.00% 1/1/47	2,375,000	1,231,556
City of Chicago, Illinois Multi-Family Housing Revenue
(Goldblatts Supportive Living Project) 6.125% 12/1/43 ‡	8,200,000	5,550,990
City of Kalispell, Montana Revenue
(Immanuel Living at Buffalo Hill Project) Series A 6.00% 5/15/60	6,900,000	6,954,372

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Lenexa, Kansas Health Care Facility Revenue
(Lakeview Village) Series A 4.00% 5/15/34	1,000,000	$ 960,630
City of Phoenix, Arizona Industrial Development Authority Housing Revenue
(Christian Care Surprise, Inc. Project) Series A 5.25% 12/1/60	5,000,000	4,682,750
City of Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	2,500,000	2,501,375
City of Terre Haute, Indiana Revenue
(Westminster Village Project) 6.00% 8/1/39	4,000,000	3,214,280
City of Topeka, Kansas Healthcare Facilities Revenue
(Brewster Place)
Series A 6.25% 12/1/42	1,500,000	1,537,650
Series A 6.50% 12/1/52	2,000,000	2,025,080
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge) Series A 5.00% 5/15/58	500,000	351,625
(AdventHealth Obligated Group) Series A 3.00% 11/15/51	6,770,000	4,628,446
(American Baptist) 8.00% 8/1/43 ‡	2,500,000	1,531,175
(Cappella of Grand Junction Project) 144A 5.00% 12/1/54 #	1,255,000	916,150
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	640,373
Series A 144A 5.75% 12/1/35 #	1,150,000	887,052
Series A 144A 6.125% 12/1/45 #	1,200,000	848,832
Series A 144A 6.25% 12/1/50 #	560,000	383,667
Connecticut State Health & Educational Facilities Authority Revenue
(Fairview Issue)
Series A 6.25% 12/15/53	1,700,000	1,711,798
Series A 6.375% 12/15/61	2,000,000	2,018,320
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System)
5.50% 2/15/52	4,000,000	4,006,000
5.50% 2/15/57	4,930,000	4,930,296

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Doylestown, Pennsylvania Hospital Authority Revenue
144A 5.00% 7/1/31 #	1,405,000	$ 1,470,150
144A 5.375% 7/1/39 #	1,575,000	1,673,800
Escambia County, Florida Health Facilities Authority Revenue
(Baptist Health Care Obligated Group) Series A 4.00% 8/15/50	8,065,000	6,614,832
Florida Local Government Finance Commission Senior Living Revenue
(Fleet Landing At Nocatee Project) Series A 144A 6.875% 11/15/64 #	6,500,000	6,802,770
Guilderland, New York Industrial Development Agency Revenue
(Albany Place Development LLC Project) Series A 144A 5.875% 1/1/52 #, ‡	6,000,000	3,000,000
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue
(Westminster Canterbury Richmond) Series A 5.00% 10/1/47	2,170,000	2,170,651
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project) Series A 3.00% 3/1/51	6,000,000	3,961,800
(Valley Vista Care Corporation) Series A 5.00% 11/15/32	455,000	410,242
Illinois Finance Authority Revenue
(Northshore University HealthSystem) 3.25% 8/15/49	5,000,000	3,771,050
(Plymouth Place, Inc.) Series A 6.75% 5/15/58	3,000,000	3,135,090
(The Admiral at the Lake Project)
5.25% 5/15/42	3,200,000	2,988,608
5.50% 5/15/54	9,000,000	7,857,810
Illinois Housing Development Authority Revenue
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	2,483,275
Series A 144A 5.60% 1/1/56 #	2,630,000	2,533,584
Iowa Finance Authority Revenue
(ChildServe Project) Series B 5.00% 6/1/36	2,425,000	2,424,806
(PHS Council Bluffs Project)
5.125% 8/1/48	1,650,000	1,447,446

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Iowa Finance Authority Revenue
(PHS Council Bluffs Project)
5.25% 8/1/55	2,500,000	$ 2,159,250
Jefferson County, Washington Public Hospital District No. 2 Revenue
(Jefferson Healthcare) Series A 6.875% 12/1/53	8,880,000	9,031,848
Kalamazoo Economic Development Revenue
(Friendship Village of Kalamazoo Project)
Series A 144A 6.25% 8/15/56 #	2,085,000	2,115,983
Series A 144A 6.25% 8/15/61 #	2,000,000	2,022,460
Kalispell, Montana Revenue
(Immanuel Lutheran Corporation Project)
Series A 5.25% 5/15/47	1,525,000	1,412,226
Series A 5.25% 5/15/52	5,420,000	4,833,719
Kentucky Economic Development Finance Authority Healthcare Revenue
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	1,298,970
5.75% 11/15/45	3,000,000	2,765,160
5.75% 11/15/50	1,600,000	1,411,136
King County, Washington Public Hospital District No. 4 Revenue
(Snoqualmie Valley Health) Series A 7.00% 12/1/60	7,350,000	7,412,842
Kirkwood, Missouri Industrial Development Authority Revenue
(Aberdeen Heights Project) Series A 5.25% 5/15/50	9,000,000	8,413,560
Lake County, Florida Retirement Facility Revenue
(Lakeside At Waterman Village Project)
Series A 5.75% 8/15/50	2,500,000	2,462,525
Series A 5.75% 8/15/55	1,500,000	1,453,200
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project)
Series A 5.00% 1/1/49	3,500,000	2,697,100
Series A 5.00% 1/1/55	2,635,000	1,938,042
Maricopa County, Arizona Industrial Development Authority Revenue
(Bonesta Project) Series A-1 7.00% 5/1/66	4,925,000	5,062,998

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Massachusetts Development Finance Agency Revenue
(Care Communities, LLC Issue) Series A-1 144A 6.50% 7/15/60 #	7,400,000	$ 7,472,964
(Dana-Farber Cancer Institute Issue) Series Q 5.50% 12/1/56	4,315,000	4,485,788
(Seven Hills Foundation and Affiliates Issue)
6.00% 9/1/50	500,000	533,685
6.00% 9/1/55	1,000,000	1,059,260
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,470,000	1,968,343
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Whitemarsh Continuing Care Retirement Community Project)
5.25% 1/1/40	1,550,000	1,550,310
5.375% 1/1/50	6,250,000	6,051,312
Series A 5.375% 1/1/51	1,750,000	1,680,175
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	8,935,000	8,697,508
Nassau County, New York Industrial Development Agency Revenue
(Amsterdam at Harborside Project) 5.00% 1/1/58 =	10,884,206	761,894
New Hampshire, National Finance Authority Revenue
(The Vista Project)
Series A 144A 5.625% 7/1/46 #	1,000,000	1,001,200
Series A 144A 5.75% 7/1/54 #	2,000,000	1,972,480
New Hope, Texas Cultural Education Facilities Finance Revenue
(Army Retirement Residence Foundation Project) 6.00% 7/15/57	6,000,000	6,044,400
(Bella Vida Forefront Living Project) Series A 6.50% 10/1/60	1,285,000	1,348,530
(Buckingham Senior Living Community, Inc. Project) Series B 2.00% 11/15/61 •	1,887,981	9,440
(Cardinal Bay - Village on the Park)
Series A 5.25% 7/1/32	770,000	774,820
Series A 6.75% 7/1/44	3,015,000	3,128,846

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Hope, Texas Cultural Education Facilities Finance Revenue
(Cardinal Bay - Village on the Park)
Series A 7.125% 7/1/56	1,450,000	$ 1,503,172
Series B 4.00% 7/1/31	635,000	495,300
Series B 4.75% 7/1/51	1,915,000	1,436,250
Series C 5.00% 7/1/31 ‡	250,000	163,125
Series C 5.25% 7/1/36 ‡	350,000	228,375
Series C 5.75% 7/1/51 ‡	2,250,000	1,468,125
Series D 6.00% 7/1/26 ‡	90,000	21,600
Series D 7.00% 7/1/51 ‡	1,350,000	324,000

(Legacy Midtown Park Project) Series A 5.50% 7/1/54	5,000,000	4,323,350
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	10,000,000	9,185,500
(Superior Living Foundation Project) Series A 144A 6.50% 7/1/56 #	10,000,000	10,421,900
(The Outlook at Windhaven Project)
Series A 6.75% 10/1/52	1,000,000	1,021,880
Series A 6.875% 10/1/57	6,500,000	6,669,065
New Jersey Economic Development Authority Revenue
(Black Horse EHT Urban Renewal LLC Project) Series A 144A 5.00% 10/1/39 #	3,125,000	2,398,125
(Lions Gate Project) 5.25% 1/1/44	2,000,000	1,906,760
North Carolina Medical Care Commission Revenue
(The Sharon at SouthPark) Series A 5.625% 7/1/61	1,000,000	995,910
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living) 5.00% 11/1/49	1,830,000	1,654,576
Onondaga, New York Civic Development Tax-exempt Revenue
(Crouse Health Hospital, Inc. Project)
Series A 5.125% 8/1/44	500,000	455,545
Series A 5.375% 8/1/54	1,250,000	1,146,888
Oregon Health & Science University Revenue
(Green Bonds) Series A 3.00% 7/1/51	5,000,000	3,399,050

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Oregon State Facilities Authority Revenue
(Integrated Senior Foundation - Refunding Project) Series A-1 144A 7.25% 3/1/60 #	7,000,000	$ 7,520,450
Palm Beach County, Health Facilities Authority Revenue
(Green Cay Life Plan Village Project) Series A 144A 7.00% 11/15/56 #	4,750,000	4,742,542
(Lifespace Communities, Inc.) Series B 5.625% 5/15/61	2,280,000	2,260,392
Palomar Health, California Revenue
4.00% 11/1/39	4,375,000	3,987,944
Payne County, Oklahoma Economic Development Authority Revenue
(Epworth Living at the Ranch) Series A 7.00% 11/1/51 ‡	961,600	4,904
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project) Series A 144A 6.75% 12/1/53 #, ‡	10,495,000	1,259,400
Public Finance Authority Charter School Revenue
(Inperium Project) 144A 5.75% 12/1/54 #	13,000,000	12,611,820
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project)
Series A 5.25% 11/15/39	2,000,000	1,952,000
Series A 5.50% 11/15/49	10,700,000	9,925,855
Southeastern Ohio Port Authority Revenue
(Memorial Health Systems) 5.00% 12/1/43	805,000	701,598
St. Louis County, Missouri Industrial Development Authority Revenue
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	588,798
Series A 5.125% 8/15/45	1,800,000	1,613,880
Stamford Housing Authority Revenue
(Mozaic Concierge Living Project)
Series A 6.25% 10/1/60	1,500,000	1,508,265
Series A 6.50% 10/1/55	2,285,000	2,348,454

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Tarrant County, Texas Cultural Education Facilities Finance Revenue
(Air Force Villages Obligated Group Project) 5.00% 5/15/45	7,000,000	$ 6,737,710
(Buckner Senior Living - Ventana Project)
Series A 6.75% 11/15/47	3,250,000	3,262,870
Series A 6.75% 11/15/52	5,800,000	5,816,124
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/47 #	2,150,000	1,675,495
Series A 144A 6.125% 10/1/52 #	2,570,000	1,950,759
Washington State Housing Finance Commission Revenue
(Josephine Caring Community Project) Series A 144A 6.375% 7/1/60 #	7,875,000	7,856,336
Westchester County, New York Local Development Revenue
(Purchase Senior Learning Community, Inc. Project) Series A 144A 4.50% 7/1/56 #	4,410,000	3,569,322
Westminster, Maryland Project Revenue
(Lutheran Village Millers Grant)
Series A 6.00% 7/1/34	845,000	845,575
Series A 6.125% 7/1/39	750,000	750,210
Series A 6.25% 7/1/44	2,500,000	2,500,625
Wisconsin Health & Educational Facilities Authority Revenue
(Chiara Housing and Services, Inc. Project)
6.00% 7/1/60	6,000,000	5,904,300
6.625% 7/1/60	1,500,000	1,556,670
(Covenant Communities Project)
Second Tier Series B 5.00% 7/1/53	1,945,000	1,720,002
Third Tier Series C 7.00% 7/1/43	1,000,000	921,800
Third Tier Series C 7.50% 7/1/53	1,000,000	913,320
(Dickson Hollow Phase II Project)
5.45% 10/1/39	500,000	516,080
6.00% 10/1/44	300,000	316,245
6.125% 10/1/59	2,750,000	2,829,833
(St. Camillus Health System)
Series A 5.00% 11/1/39	635,000	635,654
Series A 5.00% 11/1/54	8,425,000	7,571,463

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Wisconsin Public Finance Authority Revenue
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/38	2,164,419	$ 2,113,815
Series A 5.75% 12/1/48	259,466	251,267

(Peapack Senior Living Project) 144A 7.00% 6/1/61 #	2,000,000	1,976,200
Woodbury, Minnesota Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.125% 12/1/44	1,250,000	1,237,738
Yamhill County, Oregon Hospital Authority Revenue
(Friendsview) Series A 5.00% 11/15/56	1,600,000	1,269,760
		460,028,170
Housing Revenue Bonds — 3.49%
California Municipal Finance Authority Revenue
Series I 144A 6.00% 1/1/39 #	6,530,000	6,703,633
City of Dallas, Texas Housing Finance Revenue
Residential Development-Senior Lien Series A 6.00% 12/1/62	2,000,000	1,839,980
Connecticut Housing Finance Authority Revenue
(Housing Mortgage Finance Program) Series D 5.35% 11/15/48	7,000,000	7,144,340
Georgia Housing & Finance Authority Revenue
Series B 5.05% 12/1/43	1,805,000	1,851,064
Series B 5.20% 12/1/48	1,080,000	1,095,606
Series B 5.25% 6/1/51	275,000	277,461
Series E 5.25% 6/1/55 (GNMA) (FNMA) (FHLMC)	6,000,000	6,041,160
Illinois Housing Development Authority Revenue
Series K 5.35% 4/1/47 (GNMA) (FNMA) (FHLMC)	5,605,000	5,726,741
Independent Cities, California Finance Authority Mobile Home Park Revenue
(Pillar Ridge) Series A 5.25% 5/15/44	750,000	750,262
Indiana Housing & Community Development Authority Single Family Mortgage Revenue
Series D-1 5.00% 7/1/43 (GNMA) (FNMA) (FHLMC)	1,500,000	1,532,235
Series D-1 5.125% 7/1/48 (GNMA) (FNMA) (FHLMC)	1,850,000	1,858,880
Series D-1 5.20% 7/1/53 (GNMA) (FNMA) (FHLMC)	5,000,000	5,024,150
Nebraska Investment Finance Authority Single Family Housing Revenue
Series G 5.40% 9/1/53 (GNMA) (FNMA) (FHLMC)	5,000,000	5,050,400

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
New Jersey Housing & Mortgage Finance Agency Revenue
(Social Bonds) Series M 5.10% 10/1/50	5,000,000	$ 5,007,700
New York City, New York Housing Development Revenue
(8 Spruce Street) Series RE 5.25% 12/15/43	6,000,000	6,149,580
Ohio Housing Finance Agency Revenue
(Havens Edge Apartments Project) Series A 144A 5.70% 8/1/43 #	3,500,000	3,558,555
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
(Social Bonds) Series 143A 5.45% 4/1/51	2,755,000	2,791,862
South Carolina Jobs-Economic Development Authority Revenue
(Palmera Apartments) 144A 6.75% 12/1/60 #	5,000,000	4,855,700
Tennessee Housing Development Agency Revenue
(Social Bonds) Series A 5.20% 7/1/55	3,250,000	3,265,925
Texas Community Housing & Economic Development Revenue
(Agape Helotes) Series A1 144A 6.25% 1/1/65 #	7,500,000	6,843,750
Virginia Housing Development Authority Revenue
Series A 5.30% 11/1/53	3,500,000	3,529,890
Wisconsin Housing & Economic Development Authority Housing Revenue
Series C 3.00% 5/1/59	1,100,000	729,157
Wisconsin Public Finance Authority Revenue
(The Promenade Apartments) 144A 6.25% 2/1/39 #	8,500,000	8,548,025
		90,176,056
Industrial Development Revenue/Pollution ControlRevenue Bonds — 18.30%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United States Steel Corporation Project) 5.75% 8/1/42 (AMT)	2,000,000	2,001,360

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Refunding Project) 144A 6.00% 5/1/42 #	1,250,000	$ 1,346,263
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 6.00% 7/1/51 #, ‡	6,540,000	6,540
Series A 144A 7.75% 7/1/50 #, ‡	21,330,000	21,330
Arkansas Development Finance Authority Revenue
(Hybar Steel Project)
Series A 144A 7.00% 7/1/48 (AMT) #	10,000,000	11,082,300
Series B 144A 7.50% 7/1/48 (AMT) #	10,000,000	11,310,000
(United States Steel Corporation Project)
5.45% 9/1/52 (AMT)	3,500,000	3,532,655
5.70% 5/1/53 (AMT)	18,750,000	19,118,625
Black Belt, Alabama Energy Gas District Revenue
(Gas Project) Series D-1 5.50% 6/1/49 •	2,330,000	2,431,891
California Community Choice Financing Authority Revenue
(Clean Energy Project)
Series C 5.25% 1/1/54 •	3,000,000	3,148,710
Series G 5.00% 11/1/55 •	5,000,000	5,084,700
California County Tobacco Securitization Agency Settlement Revenue
(Capital Appreciation Bond - Fresno County Tobacco Funding Corporation) Series D 8.613% 6/1/55 ^	100,000,000	9,590,000
(Capital Appreciation Bond- Stanislaus County Tobacco Funding Corporation) Series D 8.239% 6/1/55 ^	6,250,000	451,750
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project) Series B 144A 12.00% 1/1/65 (AMT) #, •	26,105,000	16,576,675
California Municipal Finance Authority Revenue
(Clay Lacy Aviation Facilities – John Wayne Airport, Orange County Project) 144A 6.00% 1/1/55 (AMT) #	1,250,000	1,296,125

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
California Pollution Control Financing Authority Revenue
(Calplant I Project)
144A 7.50% 7/1/32 (AMT) #, ‡	1,600,000	$ 18,000
144A 8.00% 7/1/39 (AMT) #, ‡	5,250,000	59,063
California Statewide Communities Development Authority Revenue
(HR Ontario Hotel Project) Series A 144A 6.25% 9/2/61 #	1,000,000	1,016,240
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed)
Series A 0.255% 5/15/57 ^	251,035,000	9,607,109
Series B 0.485% 5/15/57 ^	3,420,000	106,157
City of Houston, Texas Airport System Revenue
(United Airlines, Inc. Terminal Improvement Projects)
5.00% 7/1/29 (AMT)	650,000	650,657
Series B 5.50% 7/15/38 (AMT)	7,000,000	7,343,000
Colorado Educational & Cultural Facilities Authority Revenue
(The Stanley Project) Series A1 144A 6.875% 2/1/59 #	7,500,000	7,792,050
District of Columbia Tobacco Settlement Financing Revenue
(Capital Appreciation-Asset-Backed)
Series C 3.88% 6/15/55 ^	121,000,000	10,640,740
Series D 7.392% 6/15/55 ^	262,500,000	19,816,125
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed)
Series A 144A 1.655% 6/1/60 #, ^	269,685,000	7,154,743
Series D 7.815% 6/1/55 ^	4,000,000	321,480
Finance Authority of Maine Revenue
(TimberHP Madison, LLC Project) 8.50% 6/1/35 (AMT)	5,893,580	3,063,483
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project)
5.25% 7/1/53 (AG) (AMT)	10,000,000	9,771,000
5.50% 7/1/53 (AMT)	30,000,000	22,050,000

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
George L Smith II World Congress Center, Georgia Authority Revenue
(Convention Center Hotel First Tier) Series A 4.00% 1/1/54	9,060,000	$ 7,383,809
(Convention Center Hotel Second Tier) Series B 144A 5.00% 1/1/54 #	10,000,000	9,381,100
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Capital Appreciation) Subordinate Series B-2 1.491% 6/1/66 ^	198,050,000	18,527,577
Hoover, Alabama Industrial Development Board Environmental Improvement Revenue
(United States Steel Corporation Project) 5.75% 10/1/49 (AMT)	10,250,000	10,449,055
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bonds) 144A 7.00% 3/1/39 (AMT) #, ‡	6,635,000	664
Industrial Development Board Of The City Of Kingsport Tennessee Revenue
(Domtar Project) 144A 5.25% 12/1/54 (AMT) #, •	7,500,000	6,892,200
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 0.934% 6/1/57 #, ^	383,610,000	24,520,351
Series F 144A 0.896% 6/1/57 #, ^	418,235,000	20,932,662
Miami-Dade County, Florida Industrial Development Authority Revenue
(CFC-MB I, LLC Collins Park Housing Project) 144A 6.25% 1/1/59 #	7,000,000	7,137,760
Mobile County, Alabama Industrial Development Authority Revenue
(AM/NS Calvert LLC Project)
Series A 5.00% 6/1/54 (AMT)	4,000,000	3,802,440
Series B 4.75% 12/1/54 (AMT)	5,090,000	4,689,417
Monroe, New York Tobacco Asset Securitization Revenue
(Fourth Subordinate - Capital Appreciation - Asset-Backed) Series A 144A 7.939% 6/1/61 #, ^	487,500,000	16,648,125

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Nevada State Department of Business & Industry Revenue
(Brightline West Passenger Rail Project) 144A 12.00% 1/1/65 (AMT) #, •	7,215,000	$ 4,581,525
(Fulcrum Sierra Biofuels, LLC Project - Green Bonds) 6.25% 12/15/37 (AMT) #	1,952,380	20
New Hampshire, Business Finance Authority Revenue
(Bridgeland Water & Utility Districts) 144A 5.875% 12/15/33 #	4,800,000	4,785,648
(Mill Creek Project) 144A 5.95% 12/1/31 #	900,000	899,694
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Project)
5.25% 9/15/29 (AMT)	2,180,000	2,182,790
Series B 5.625% 11/15/30 (AMT)	1,100,000	1,101,639
New York Counties Tobacco Trust IV Revenue
Series F 1.937% 6/1/60 ^	105,000,000	5,024,250
New York Counties Tobacco Trust V Pass-Through Revenue
(Subordinate Turbo Capital Appreciation Bond) Series S4B 144A 0.269% 6/1/60 #, ♦, ^	322,800,000	13,796,472
New York Transportation Development Special Facility Revenue
(American Airlines Inc. John F. Kennedy International Airport Project) 5.375% 8/1/36 (AMT)	1,000,000	1,032,460
(Delta Airlines, Inc. - LaGuardia Airport Terminals C & D Redevelopment Project) 4.375% 10/1/45 (AMT)	5,640,000	5,257,495
Pennsylvania Economic Development Financing Authority Revenue
(National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	4,441,320
Port Beaumont, Texas Navigation District Dock & Wharf Facility Revenue
(Jefferson Gulf Coast Energy Project)
Series A 144A 2.875% 1/1/41 (AMT) #	1,750,000	1,233,820
Series A 144A 5.125% 1/1/44 (AMT) #	2,000,000	1,873,120
Series A 144A 5.25% 1/1/54 (AMT) #	2,000,000	1,795,320

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Port of Seattle, Washington Industrial Development Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	$ 2,002,320
Puerto Rico Industrial Development Revenue
7.00% 1/1/54 •	7,500,000	7,284,375
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	3,000,000	3,053,880
5.25% 12/1/27	2,235,000	2,287,254
5.25% 12/1/28	1,050,000	1,089,207
5.50% 12/1/29	765,000	807,029
Savannah-Georgia Convention Center, Authority Revenue
(Convention Center Hotel Second Tier) Series B 144A 6.25% 6/1/61 #	9,250,000	9,233,997
St. James Parish, Louisiana Revenue
(NuStar Logistics, LP Project)
144A 6.10% 6/1/38 #, •	1,000,000	1,082,540
Series B 144A 6.10% 12/1/40 #, •	1,630,000	1,759,308
Suffolk, New York Regional Off-Track Betting Revenue
6.00% 12/1/53	15,000,000	15,204,300
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation - Second Subordinate Lien) Series C 2.147% 6/1/46 ^	9,085,000	1,208,305
(Capital Appreciation - Third Subordinate Lien) Series D 3.916% 6/1/46 ^	8,770,000	970,664
Tulsa, Oklahoma Municipal Airports Improvement Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,000,020
Vermont Economic Development Authority Revenue
(Casella Waste System) 144A 4.625% 4/1/36 (AMT) #, •	1,000,000	1,012,460
Virginia Tobacco Settlement Financing Revenue
Series A-1 6.706% 6/1/46	1,805,000	1,275,936
(Capital Appreciation Bonds)
First Subordinate Series C 2.899% 6/1/47 ^	99,000,000	21,441,420
Second Subordinate Series D 2.20% 6/1/47 ^	179,085,000	31,880,712

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Washington Economic Development Finance Authority Revenue
(Columbia Pulp I, LLC Project) Series 2017A 144A 7.50% 1/1/32 (AMT) #, ‡	4,800,000	$ 48
Wisconsin Public Finance Authority Revenue
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	3,990,000	3,708,625
		472,081,904
Lease Revenue Bonds — 2.24%
Atlanta, Georgia Development Authority Revenue
(Gluch Enterprise Zone Project) 144A 6.09% 12/15/48 #, ~	2,500,000	2,287,125
Idaho Falls, Idaho Annual Appropriation Certificates of Participation Revenue
144A 5.25% 5/15/51 #	5,000,000	4,825,100
Metropolitan Pier & Exposition Authority, Illinois Revenue
(McCormick Place Expansion Project)
Series A 0.653% 12/15/56 ^	6,110,000	1,223,222
Series A 4.00% 6/15/52	5,305,000	4,386,280
Series B 1.407% 12/15/54 ^	16,210,000	3,644,008
Series B 4.952% 12/15/54 (BAM) ^	3,535,000	839,704
New Hampshire, Business Finance Authority Revenue
(Silverado Project) 144A 5.00% 12/1/28 #	1,500,000	1,499,805
New Jersey Transportation Trust Fund Authority Revenue
Series BB 3.00% 6/15/50	5,265,000	3,766,423
(Transportation Program) Series BB 4.00% 6/15/50	5,925,000	5,261,755
(Transportation System) Series A 4.991% 12/15/39 ^	5,290,000	2,922,778
New York Liberty Development Revenue
(Class 1 - 3 World Trade Center Project) 144A 5.00% 11/15/44 #	7,000,000	7,010,080
(Class 3 - 3 World Trade Center Project) 144A 7.25% 11/15/44 #	7,250,000	7,266,095
New York State Thruway Authority Revenue
Series A-1 3.00% 3/15/49	5,000,000	3,637,750

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Phoenix, Arizona Industrial Development Authority Lease Revenue
5.125% 2/1/34	1,000,000	$ 958,780
5.375% 2/1/41	1,300,000	1,166,477
St. Louis, Missouri Municipal Finance Revenue
(Convention Center Capital Improvement Project)
Series A 6.43% 7/15/36 (AG) ^	2,250,000	1,487,205
Series A 6.44% 7/15/37 (AG) ^	4,000,000	2,493,600
University of Missouri Industrial Development Authority Revenue
(Markets At Olive Project) Series A 5.50% 6/15/42	3,000,000	3,051,540
		57,727,727
Local General Obligation Bonds — 4.06%
Adams County, Colorado Parterre Metropolitan District No 5
Series A 5.875% 12/1/45	1,250,000	1,303,200
Series A 6.125% 12/1/55	1,730,000	1,793,906
Aledo Independent School District
3.00% 2/15/50 (PSF)	5,000,000	3,516,450
Chicago, Illinois Board of Education
Series A 5.00% 12/1/42	9,785,000	9,159,249
Series A 6.00% 12/1/49	9,500,000	9,628,535
Series A 144A 7.00% 12/1/46 #	2,500,000	2,540,000
Series B 4.00% 12/1/39	2,500,000	2,158,225
Series B 4.00% 12/1/40	2,000,000	1,703,020
Series H 5.00% 12/1/46	2,390,000	2,167,467
(Dedicated Revenues)
Series A 5.75% 12/1/50	5,000,000	4,849,250
Series A 6.25% 12/1/50	2,550,000	2,593,299
Series D 5.00% 12/1/46	6,205,000	5,627,253
City of Chicago, Illinois
(Chicago Recovery Plan) Series A 5.00% 1/1/43	7,100,000	6,801,658
Fairfield, Alabama General Obligation Warrants
6.00% 6/1/37	8,485,000	7,636,500
Fort Bend, Texas Independent School District
Series 2024A 5.00% 8/15/33 (PSF)	1,550,000	1,722,546
Grapevine Wash Local District
(Grapevine Wash Assessment Area No.1)
Series A-1 144A 6.00% 3/1/55 #	1,000,000	983,260

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Grapevine Wash Local District
(Grapevine Wash Assessment Area No.1)
Series A-2 144A 5.25% 12/1/44 #	1,500,000	$ 1,467,450
Harris County, Texas Humble Independent School District
3.00% 2/15/49 (PSF)	2,000,000	1,425,260
MIDA Golf and Equestrian Center Public Infrastructure District, Utah
144A 4.50% 6/1/51 #	5,000,000	4,043,650
New Hampshire, Business Finance Authority Revenue
(Bridgeland Water & Utility Districts) 144A 5.375% 12/15/35 #	3,700,000	3,655,970
(Easton Park Project) 144A 5.625% 2/1/30 #	5,400,000	5,399,622
Prairie Center Metropolitan District No. 3, Colorado
Series A 5.875% 12/15/46	2,125,000	2,214,973
Public Finance Authority Revenue
(Two Step Project) 144A 5.70% 12/15/34 #, ^	7,900,000	4,710,533
Verve, Colorado Metropolitan District No. 1
5.00% 12/1/51	1,000,000	865,010
Village of Riverdale, Illinois
8.00% 10/1/36	6,435,000	6,448,835
Wisconsin Public Finance Authority Revenue
(Nolina & Sorella Projects) 144A 5.50% 12/15/32 #	2,717,496	2,716,979
(Waterstone Project) 144A 5.50% 12/15/38 #	7,509,286	7,508,085
		104,640,185
Pre-Refunded Bonds — 1.12%
Blythe Township, Pennsylvania Solid Waste Authority Revenue
7.75% 12/1/37-27 (AMT) §	2,475,000	2,594,443
California School Finance Authority Revenue
(Escuela Popular Project) 144A 6.50% 7/1/50-27 #, §	1,590,000	1,636,126
Decatur County, Texas Hospital Authority
(Wise Regional Health System) Series C 4.00% 9/1/44-31 §	2,036,000	2,097,732

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50-32 §	10,625,000	$ 11,795,981
New Jersey Transportation Trust Fund Authority Revenue
(Transportation Program) Series CC 5.50% 6/15/50-32 §	4,250,000	4,865,357
New York State Dormitory Authority Revenue
Series A 3.00% 3/15/50-30 §	5,000	5,018
North Texas Tollway Authority Special Project System Revenue
Series C 7.00% 9/1/43-31 §, ~	5,000,000	5,797,250
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport) Series A 4.00% 5/1/49-29 (AMT) §	55,000	55,457
		28,847,364
Resource Recovery Revenue Bond — 0.00%
Brazoria County, Texas Industrial Development Solid Waste Disposal Facilities Revenue
(Aleon Renewable Metals, LLC Project) 144A 10.00% 6/1/42 (AMT) #, •	2,812,106	49,212
		49,212
Special Tax Revenue Bonds — 14.30%
Aerotropolis Regional Transportation Authority Revenue
144A 5.50% 12/1/44 #	2,000,000	2,015,760
144A 5.75% 12/1/54 #	8,250,000	8,136,645
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(Waterfront - 30 E. Allen Street Project) Series A 144A 5.25% 5/1/42 #	1,275,000	1,295,183
Arrowhead Springs Public Infrastructure District Revenue
(Arrowhead Springs Assessment Area) 144A 5.625% 12/1/54 #	3,200,000	3,193,280
Atlanta, Georgia Development Authority Revenue
(Westside Gulch Area Project) Series A-2 144A 5.50% 4/1/39 #	5,000,000	5,055,250

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Black Desert Public Infrastructure District, Utah Revenue
(Black Desert Assessment Area) 144A 5.625% 12/1/53 #	4,998,235	$ 5,056,214
Black Rock Mountain Resort Public Infrastructure District Special Assessment Revenue
(Black Rock Mountain Resort Assessment Area) 144A 5.875% 12/1/54 #	8,000,000	8,166,800
Celebration Pointe, Florida Community Development District No. 1 Revenue
5.125% 5/1/45 ‡	2,460,000	1,968,000
Centerra South Metropolitan District No. 1 Revenue
(In The City of Loveland, Colorado) Series A 144A 6.25% 12/1/55 #	2,000,000	1,996,680
Cherry Hill, Virginia Community Development Authority Revenue
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	1,001,300
144A 5.40% 3/1/45 #	2,000,000	2,001,500
City of Houston, First Lien Texas Hotel Occupancy Tax & Special Revenue
Series C 5.50% 9/1/58	5,580,000	5,807,999
City of Kansas, Missouri Tax Increment Financing Commission Revenue
(Brywood Centre Project) Series A 8.00% 4/1/33 ‡	3,950,000	1,145,500
Commonwealth of Puerto Rico Revenue
3.116% 11/1/43 •	64,687,787	46,170,908
Conley, Missouri Road Transportation Development District Revenue
5.375% 5/1/47	6,655,000	6,655,399
Creekwalk Marketplace Business Improvement District Revenue
(In The City Of Colorado Springs) Series A 6.00% 12/1/54	5,900,000	5,813,093
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	36,450,503	35,972,272
Glen Cove, New York Local Economic Assistance Revenue
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	2,000,000	1,599,620

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Grandview, Missouri Industrial Development Authority Revenue
(Grandview Crossing Project) 5.75% 12/1/28 ‡	1,000,000	$ 650,000
High Star Ranch Infrastructure Financing District Revenue
(High Star Ranch Assessment Area) 144A 6.25% 12/1/55 #	4,750,000	4,757,980
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue
(Convention Center Hotel Project)
Series E 6.00% 3/1/53	3,000,000	3,067,020
Series E 6.125% 3/1/57	3,250,000	3,338,075
Lakeside 370 Levee District, Missouri Subdistrict B Revenue
Series 2015-B 0.00% 4/1/55	545,934	491,341
Las Vegas, Nevada Revenue
(Villages At Tule Springs Village 1)
144A 5.50% 6/1/37 #	725,000	751,071
144A 5.75% 6/1/42 #	1,075,000	1,109,207
144A 5.75% 6/1/47 #	1,530,000	1,548,161
144A 6.00% 6/1/52 #	1,750,000	1,777,912
Las Vegas, Nevada Special Improvement District No. 817 Local Improvement Revenue
(Summerlin Village 29)
5.50% 6/1/38	370,000	390,213
5.75% 6/1/43	495,000	521,289
6.00% 6/1/53	980,000	1,016,221
Lees Summit, Missouri Industrial Development Authority Revenue
(Kensington Farms Improvement Project) 5.75% 3/1/29 ‡	1,480,678	266,522
Marquis Community Development Authority of York County Virginia Revenue
Series B 5.625% 9/1/41 ‡	2,779,000	944,860
(Capital Appreciation Bonds) Series C 0.00% 9/1/41 ^	821,000	2,053
(Convertible Capital Appreciation Bonds) 144A 7.50% 9/1/45 #, ‡, φ	859,000	292,060
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/39	3,945,000	4,029,541

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Mida Mountain Village Public Infrastructure District Revenue
(Subordinate)
Series 1 144A 5.125% 6/15/54 #	3,000,000	$ 2,876,160
Series 2 144A 6.00% 6/15/54 #	4,410,000	4,489,071
Mobile, Alabama Improvement District Revenue
(McGowin Park Project)
Series A 5.25% 8/1/30	985,000	985,818
Series A 5.50% 8/1/35	1,500,000	1,500,960
Monongalia County, West Virginia Revenue
(Development District No. 4 – University Town Centre)
Series A 144A 5.00% 6/1/33 #	735,000	762,967
Series A 144A 5.75% 6/1/43 #	1,315,000	1,387,154
Series A 144A 6.00% 6/1/53 #	1,315,000	1,364,352
New Hampshire, Business Finance Authority Revenue
(Bridgeland Water & Utility Districts) 144A 6.125% 12/15/33 #	500,000	499,530
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
(Subordinate Bonds) Series A-3 3.00% 5/1/45	4,000,000	3,021,160
New York State Dormitory Authority Revenue
Series A 3.00% 3/15/49	5,000,000	3,577,100
Series A 3.00% 3/15/50	6,995,000	4,939,589
New York State Urban Development Revenue
(General Purpose) Series A 3.00% 3/15/50	10,810,000	7,633,590
Oklahoma County, Oklahoma Finance Authority Revenue
(Astec Project) 144A 6.25% 6/15/54 #	1,500,000	1,429,080
Point Phase 1 Public Infrastructure District No. 1 Revenue
Series A-1 6.125% 3/1/55	3,000,000	3,087,060
Prairie Point Community Authority Board Special Improvement District No. 1 Revenue
(In the City of Aurora, Arapahoe County, Colorado)
5.375% 12/1/40	1,000,000	999,640
5.75% 12/1/45	500,000	502,440

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 1.587% 7/1/46 ^	106,758,000	$ 38,426,474
Series A-1 2.194% 7/1/51 ^	142,182,000	37,263,059
Series A-1 4.75% 7/1/53	29,669,000	28,075,181
Series A-1 5.00% 7/1/58	17,672,000	17,150,323
Series A-2 4.536% 7/1/53	1,022,000	938,176
San Buenaventura, California Redevelopment Agency Revenue
(Merged San Buenaventura Redevelopment Project)
7.75% 8/1/28	465,000	466,934
8.00% 8/1/38	1,500,000	1,505,745
St. Louis County, Missouri Industrial Development Authority Revenue
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	730,000	730,270
Series A 144A 5.25% 9/1/45 #	3,540,000	3,540,920
Sterling Ranch, Colorado Community Authority Board Revenue
5.625% 12/1/43	800,000	819,824
Stone Canyon, Missouri Community Improvement District Revenue
(Public Infrastructure Improvement Project) 5.75% 4/1/27 ‡	1,250,000	187,500
Utah City West Public Infrastructure District No. 1 Revenue
144A 5.875% 12/1/55 #	2,800,000	2,814,140
Verve, Colorado Metropolitan District No. 1 Revenue
6.50% 12/1/43	4,365,000	4,435,146
6.75% 12/1/52	4,000,000	4,047,280
Virgin Islands Public Finance Authority Revenue
(Frenchman's Reef Hotel Development Project) Series A 144A 6.00% 4/1/53 #	3,000,000	2,965,800
Wisconsin Public Finance Authority Revenue
(McLemore Hotel & Conference Center)
Series A 144A 4.50% 6/1/56 #	8,000,000	6,353,120
Series B 144A 6.50% 6/1/56 #	1,000,000	700,000
Wyandotte County, Kansas Unified Government Special Obligation Revenue
(Northwest Speedway STAR Bond District Project) 144A 5.50% 3/1/46 #	4,750,000	4,656,235

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Wyandotte County, Kansas Unified Government Special Obligation Revenue
(Sales Tax Vacation Village Project) Series A 6.00% 9/1/35	4,965,000	$ 4,742,767
(Wyandotte Plaza Redevelopment Project) 5.00% 12/1/34	2,000,000	1,990,380
		368,869,874
State General Obligation Bonds — 4.68%
California State
4.00% 9/1/29	3,950,000	4,094,689
Commonwealth of Massachusetts
Series C 2.75% 3/1/50	13,225,000	9,001,596
Series D 4.00% 11/1/35	5,000,000	5,084,650
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/41	22,956,237	21,321,983
Series A-1 4.00% 7/1/46	55,275,861	49,110,944
Illinois State
5.00% 1/1/28	1,190,000	1,192,011
5.50% 5/1/39	6,000,000	6,277,020
Series A 5.125% 12/1/29	1,310,000	1,343,772
Series A 5.50% 3/1/47	6,500,000	6,720,870
Series C 4.00% 10/1/41	400,000	363,612
Series C 4.00% 10/1/42	1,000,000	898,000
Series C 4.00% 10/1/48	1,000,000	865,860
Series C 5.00% 11/1/29	4,600,000	4,703,454
Series F 5.25% 9/1/49	7,500,000	7,609,350
New Jersey State
(COVID-19 General Obligation Emergency Bonds) Series A 4.00% 6/1/32	2,080,000	2,178,155
		120,765,966
Transportation Revenue Bonds — 6.20%
Build NYC, New York Resource Revenue
(TRIPS Obligated Group) 5.50% 7/1/55 (AMT)	4,000,000	4,081,480
Central Texas Regional Mobility Authority Senior Lien Revenue
(Capital Appreciation bonds)
7.81% 1/1/36 ^	2,500,000	1,707,475
7.85% 1/1/40 ^	2,000,000	1,042,080

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
City of Los Angeles, California Department of Airports Revenue
(Los Angeles International Airport) Series F 3.00% 5/15/49 (AMT)	3,030,000	$ 2,119,394
Colorado High Performance Transportation Enterprise Revenue
(US 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	3,250,000	3,251,430
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project) Series B 144A 12.00% 7/1/57 (AMT) #, •	25,865,000	16,812,250
(Brightline Florida Passenger Rail Project) 144A 12.00% 7/15/32 (AMT) #, ‡, •	35,285,000	9,879,800
Grand Parkway, Texas Transportation Revenue
(First Tier) 3.00% 10/1/50	3,500,000	2,398,900
Louisiana Public Facilities Authority Revenue
(I-10 Calcasieu River Bridge Public-Private Partnership Project) 5.00% 9/1/66 (AMT)	6,575,000	6,124,087
New York Transportation Development Special Facility Revenue
(JFK Airport Terminal 6 Redevelopment Project) Series A 5.50% 12/31/60 (AMT)	19,575,000	19,623,350
(John F. Kennedy International Airport New Terminal One Project-Green Bonds) 6.00% 6/30/54 (AMT)	15,220,000	15,624,243
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/38 (AMT)	2,455,000	2,543,085
5.00% 12/1/41 (AMT)	4,920,000	5,012,398
North Carolina Turnpike Authority Revenue
(Triangle Expressway System) Series C 4.97% 7/1/41 ^	4,160,000	1,962,688
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
Series A 3.00% 12/1/51	2,500,000	1,753,825
Plaquemines, Louisiana Port Harbor & Terminal District Dock & Wharf Facilities Revenue
(Nola Terminal LLC Project) Series A 144A 9.00% 12/1/44 #	5,000,000	2,500,000

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport) Series A 4.00% 5/1/49 (AMT)	2,650,000	$ 2,320,181
Texas Private Activity Bond Surface Transportation Revenue
(NTE Mobility Partners LLC North Tarrant Express Project) 5.50% 12/31/58 (AMT)	3,290,000	3,361,031
(NTE Mobility Partners Segments 3 LLC Segment 3C Project) 5.00% 6/30/58 (AMT)	6,705,000	6,517,260
Tulsa Municipal Airport Trust Trustees Revenue
(American Airlines, Inc. Project)
6.25% 12/1/35 (AMT)	4,000,000	4,446,880
6.25% 12/1/40 (AMT)	5,250,000	5,691,210
Virginia Port Authority Revenue
5.25% 7/1/55	5,000,000	5,165,100
Virginia Small Business Financing Authority Revenue
(Transform 66-33 Project) 5.00% 12/31/52 (AMT)	3,840,000	3,725,683
Wisconsin Public Finance Authority Revenue
(Senior Lien - Georgia SR 400 Express Lanes Project)
5.75% 6/30/60 (AMT)	4,250,000	4,367,598
5.75% 12/31/65 (AMT)	11,250,000	11,553,412
6.50% 12/31/65 (AMT)	15,000,000	16,419,450
		160,004,290
Water & Sewer Revenue Bonds — 0.64%
City of Chicago, Illinois Waterworks Revenue
Series A 5.50% 11/1/66	2,750,000	2,833,297
(Second Lien)
5.00% 11/1/26	180,000	180,630
5.00% 11/1/28	30,000	30,118
Jefferson County, Alabama Sewer Revenue
5.50% 10/1/53	2,025,000	2,084,251
New Hampshire, Business Finance Authority Revenue
(The Woodlands Hills Utility Districts 128A and 129) 144A 5.875% 12/15/36 #	1,750,000	1,751,348

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution) Series BB 5.50% 6/15/56	9,000,000	$ 9,529,020
		16,408,664
Total Municipal Bonds (cost $2,722,730,676)		2,507,579,529
	Number of shares
Common Stock — 0.00%♣
Industrial — 0.00%
TimberHP <<, =, †, π	436,852	0
Total Common Stock (cost $2,100,559)		0

Warrants — 0.02%
BL Train Holdings West =, †	273,334	546,668
Total Warrants (cost $29)		546,668
	Principal amount°
Short-Term Investments — 1.96%
Variable Rate Demand Notes — 1.96%
Colorado Health Facilities Authority Revenue
(Intermountain Health) Series E 2.90% 5/15/64 (SPA - TD Bank, N.A.)¤	2,000,000	2,000,000
Maryland Health & Higher Educational Facilities Authority Revenue
(The Johns Hopkins Health System Issue)
Series A 2.90% 6/1/48 (LOC - TD Bank, N.A.)¤	1,000,000	1,000,000
Series B 2.90% 6/1/46 (LOC - TD Bank, N.A.)¤	3,255,000	3,255,000
New Jersey Health Care Facilities Financing Authority Revenue
(RWJ Barnabas Health Obligated Group) Series B-2 2.90% 7/1/61 (LOC - TD Bank, N.A.)¤	3,400,000	3,400,000

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution Bonds) Fiscal 2026 Series CC 2.90% 6/15/56 (SPA - TD Bank, N.A.)¤	16,000,000	$ 16,000,000
(Second General Resolution)
Subordinate Series BB-2 2.95% 6/15/44 (SPA - Mizuho Bank)¤	6,500,000	6,500,000
Subseries EE-1 2.90% 6/15/55 (SPA - TD Bank, N.A.)¤	3,300,000	3,300,000
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
(Adjustable Rate Bonds) Series H-2 2.90% 11/1/54 (SPA - TD Bank, N.A.)¤	11,000,000	11,000,000
Oregon State Facilities Authority Refunding Revenue
(PeaceHealth) Series B 2.75% 8/1/34 (LOC - TD Bank, N.A.)¤	4,000,000	4,000,000
Total Short-Term Investments (cost $50,455,000)		50,455,000
Total Value of Securities—99.18% (cost $2,775,286,264)		2,558,581,197

Receivables and Other Assets Net of Liabilities—0.82%		21,205,461
Net Assets Applicable to 270,923,512 Shares Outstanding—100.00%		$2,579,786,658
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2026, the aggregate value of Rule 144A securities was $891,771,756, which represents 34.57% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at August 31, 2026.
‡	Security is currently in default.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

Schedules of investments
Nomura National High-Yield Municipal Bond Fund
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 10 in “Notes to financial statements.”
φ	Step coupon bond. Stated rate in effect at August 31, 2026 through maturity date.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
†	Non-income producing security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At August 31, 2026, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. See Note 10 in "Notes to financial statements" and the following table for additional details on restricted securities.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2026.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
TimberHP	6/26/25	$2,100,559	$0
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AICUP – Association of Independent Colleges & Universities of Pennsylvania

Summary of abbreviations: (continued)
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
ICEF – Inner City Education Foundation
KIPP – Knowledge is Power Program
LLC – Limited Liability Company
LOC – Letter of Credit
MS – Morgan Stanley
N.A. – National Association
PSF – Guaranteed by Permanent School Fund
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Nomura Tax-Free USA Fund	August 31, 2026
	Principal amount°	Value (US $)
Municipal Bonds — 98.06%
Education Revenue Bonds — 11.87%
Arizona Industrial Development Authority Revenue
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	350,000	$ 278,477
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	225,000	227,696
144A 6.00% 7/1/47 #	400,000	402,240

(Empower College Prep Project) 144A 6.00% 7/1/49 #	500,000	494,535
(Great Hearts Arizona Projects)
Series A 2.25% 7/1/46	2,295,000	1,440,893
Series A 2.375% 7/1/52	1,295,000	739,264

(KIPP NYC Public Charter Schools - Macombs Facility Project) Series A 4.00% 7/1/61	1,830,000	1,385,328
(Leman Academy Of Excellence of Projects) Series A 4.50% 7/1/54	3,560,000	2,806,775
(Odyssey Preparatory Academy Project) Series A 144A 5.50% 7/1/52 #	375,000	324,885
Board of Regents of the University of Texas System Revenue
Series A 5.00% 8/15/42	1,000,000	1,066,470
Series A 5.00% 8/15/50	3,100,000	3,260,859
Build NYC, New York Resource Revenue
(East Harlem Scholars Academy Charter School Project) 144A 5.75% 6/1/62 #	1,250,000	1,169,125
(KIPP NYC Public School Facilities - Canal West Project) 5.25% 7/1/57	2,000,000	2,001,700
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	5,000,000	3,352,250
California Educational Facilities Authority Revenue
(Stanford University)
Series U-7 5.00% 6/1/46	2,055,000	2,301,723
Series V-1 5.00% 5/1/49	16,065,000	17,666,681
Series V-2 5.00% 4/1/51	1,000,000	1,094,490
California Enterprise Development Authority Revenue
(Heights Christian Schools Project) Series A 144A 6.375% 6/1/63 #	3,820,000	3,576,208

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority Revenue
(Envision Education – Obligated Group) Series A 144A 5.00% 6/1/44 #	750,000	$ 685,403
(Fortune School Of Education Obligated Group) Series A 144A 5.00% 6/1/44 #	1,175,000	1,027,655
Camden County, New Jersey Improvement Authority Revenue
(KIPP Cooper Norcross Academy - 2022 Project) 6.00% 6/15/62	1,325,000	1,355,382
Capital Trust Student Housing, Florida Revenue
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/58 #	3,000,000	2,776,080
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.75% 4/1/48	1,850,000	1,933,546
5.75% 4/1/48 (BAM)	2,000,000	2,104,100
DeKalb County, Georgia Development Authority Revenue
(The Globe Academy, INC. Project) Series A 5.00% 6/1/63	1,315,000	1,155,438
Delaware State Economic Development Authority Revenue
(Academia Antonia Alonso Charter School Project) 144A 5.75% 7/1/45 #	2,270,000	2,291,156
Florida Development Finance Revenue
(Mater Academy Project) Series A 4.00% 6/15/42	500,000	438,995
Florida, Capital Projects Finance Authority Revenue
(Navigator Academy of Leadership Obligated Group Project) 144A 5.00% 6/15/64 #	1,200,000	1,035,348
Illinois Finance Authority Revenue
(Rogers Park Montessori School Project) 144A 6.25% 8/1/45 #	1,490,000	1,537,993
Indiana Finance Authority Revenue
(CHF - Tippecanoe, LLC - Student Housing Project)
Series A 5.00% 6/1/53	2,500,000	2,331,625
Series A 5.125% 6/1/58	4,000,000	3,740,760
Kentucky Bond Development Revenue
(University of Kentucky Central Utility Plant Project) Series A 5.50% 10/31/56	2,500,000	2,590,125

Schedules of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Knox County, Tennessee Health, Educational & Housing Facility Board Revenue
(University of Tennessee Project) Series A-1 5.00% 7/1/64 (BAM)	2,000,000	$ 1,936,740
Maricopa County, Arizona Industrial Development Authority Revenue
(Choice Academies, Inc. Project) 144A 5.75% 9/1/45 #	3,575,000	3,431,214
(Reid Traditional Schools Projects) 5.00% 7/1/47	2,035,000	1,834,125
(Social Bonds-Arizona Autism Charter Schools Project) Series A 144A 4.00% 7/1/61 #	800,000	574,360
Massachusetts Development Finance Agency Revenue
Series B 4.00% 2/15/36	2,500,000	2,618,050
(Harvard University) Series A 5.00% 7/15/40	5,000,000	5,566,200
Miami-Dade County, Florida Educational Facilities Authority Revenue
(Academir Charter Schools Project) Series A 144A 5.50% 7/1/61 #	750,000	666,495
New York State Riverhead Industrial Development Agency Economic Job Development Revenue
(Riverhead Charter School Project) 5.25% 8/1/44	1,850,000	1,851,572
Palm Beach County, Florida Revenue Bonds
(Provident Group – PBAU Properties II LLC - Palm Beach Atlantic University Project) Senior Series A 144A 5.50% 10/1/45 #	3,700,000	3,799,012
Pennsylvania State University Revenue
Series A 5.50% 9/1/55	4,000,000	4,230,200
Permanent University Fund - University of Texas System Revenue
Series A 5.00% 7/1/39	2,000,000	2,214,420
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Saint Joseph's University Project) 5.50% 11/1/60	4,745,000	4,831,074
Pima County, Arizona Industrial Development Authority Education Revenue
(Edkey Charter Schools Project) 144A 5.00% 7/1/55 #, ‡	215,000	172,000

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
South Carolina Jobs-Economic Development Authority Educational Facilities Revenue
(Gray Collegiate Academy Project) 144A 6.375% 7/1/66 #	1,000,000	$ 984,770
Washington State Housing Finance Commission Revenue
(Blakeley and Laurel Villages Portfolio) Series A 144A 5.25% 7/1/64 (BAM) #	6,950,000	6,869,032
(Radford Court and Nordheim Court Portfolio) 5.50% 7/1/49	2,000,000	1,987,900
(The Evergreen School Project) 4.50% 7/1/55	2,000,000	1,792,960
Wisconsin Public Finance Authority Revenue
Series 1 5.75% 7/1/62	5,727,455	5,839,599
(CFP3 – Eastern Michigan University Student Housing Project)
Series A-1 5.375% 7/1/47 (BAM)	2,775,000	2,864,632
Series A-1 5.50% 7/1/52 (BAM)	4,000,000	4,102,120
		126,759,680
Electric Revenue Bonds — 3.26%
Guam Power Authority Revenue
Series A 5.00% 10/1/43	2,000,000	2,035,620
Los Angeles, California Department of Water & Power Revenue
Series A 5.00% 7/1/50	1,500,000	1,520,430
Series A 5.00% 7/1/55 (BAM)	1,000,000	1,010,920
New York Utility Debt Securitization Authority Revenue
Series 1 5.00% 12/15/41	2,500,000	2,706,975
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	3,665,000	2,716,681
Series A 5.05% 7/1/42 ‡	155,000	114,894
Series A 6.75% 7/1/36 ‡	1,725,000	1,298,063
Series AAA 5.25% 7/1/25 ‡	320,000	236,800
Series CCC 5.25% 7/1/27 ‡	2,005,000	1,486,206
Series TT 5.00% 7/1/32 ‡	2,705,000	2,005,081
Series WW 5.00% 7/1/28 ‡	1,060,000	785,725
Series WW 5.25% 7/1/33 ‡	2,485,000	1,842,006
Series XX 4.75% 7/1/26 ‡	425,000	314,500
Series XX 5.75% 7/1/36 ‡	125,000	92,656
Series ZZ 4.75% 7/1/27 ‡	335,000	248,319
Series ZZ 5.25% 7/1/24 ‡	440,000	325,600

Schedules of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Salt River, Arizona Project Agricultural Improvement & Power District Electric System Revenue
(Salt River Project)
Series A 5.00% 1/1/47	1,500,000	$ 1,538,715
Series B 5.25% 1/1/53	6,500,000	6,705,660
Series C 5.25% 1/1/55	7,500,000	7,803,525
		34,788,376
Healthcare Revenue Bonds — 11.48%
Alachua County, Florida Health Facilities Authority Revenue
(Oak Hammock at the University of Florida, Inc. Project) 4.00% 10/1/40	1,750,000	1,613,885
Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
Series B 5.00% 1/1/47	1,815,000	941,168
Series D 7.25% 1/1/52	1,980,000	817,285
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project First Tier) Series A2 5.125% 1/1/59	145,000	131,401
(Great Lakes Senior Living Communities LLC Project Fourth Tier) Series D 8.171% 1/1/59 ~	435,385	58,333
(Great Lakes Senior Living Communities LLC Project Second Tier) Series B 5.125% 1/1/59	438,686	337,007
(Great Lakes Senior Living Communities LLC Project Third Tier) Series C 1.759% 1/1/59 ~	517,536	259,658
(ISF - Ativo Portfolio) Series A 144A 6.875% 3/1/55 #	1,900,000	1,978,375
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System) Series A 3.00% 8/15/51	1,000,000	708,900
(Kaiser Permanente) Subseries A-2 5.00% 11/1/47	3,120,000	3,334,250
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/47	2,025,000	1,997,237

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Phoenix, Arizona Industrial Development Authority Housing Revenue
(Christian Care Surprise, Inc. Project) Series A 5.25% 12/1/60	2,250,000	$ 2,107,238
City of Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic) Series A 5.00% 11/15/45	3,000,000	3,141,600
Colorado Health Facilities Authority Revenue
(CommonSpirit Health) Series A-2 4.00% 8/1/49 (BAM)	5,000,000	4,445,450
Florida Development Finance Revenue
(Tampa General Hospital Project) Series A 5.25% 8/1/51	1,500,000	1,530,360
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project) 5.25% 11/15/46	415,000	377,326
Grand Rapids Economic Development Revenue
(Beacon Hill at Eastgate Project) 6.00% 11/1/50	1,000,000	996,880
Hillsborough County, Florida Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project) Series A 3.50% 8/1/55	13,915,000	10,299,048
Illinois Finance Authority Revenue
(NorthShore - Edward-Elmhurst Health Credit Group) Series A 5.00% 8/15/51	2,500,000	2,490,150
(Springfield Sustainable Energy Partners) 5.50% 4/1/56	1,500,000	1,543,140
(The Admiral at the Lake Project) 5.25% 5/15/42	1,000,000	933,940
Jefferson County, Washington Public Hospital District No. 2 Revenue
(Jefferson Healthcare) Series A 6.875% 12/1/53	3,000,000	3,051,300
Kalispell, Montana Revenue
(Immanuel Lutheran Corporation Project) Series A 5.25% 5/15/52	1,000,000	891,830

Schedules of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project) Series A 5.00% 1/1/49	1,905,000	$ 1,467,993
Massachusetts Development Finance Agency Revenue
(Dana-Farber Cancer Institute Issue) Series Q 5.50% 12/1/56	1,635,000	1,699,713
Metropolitan Government Nashville and Davidson County, Health & Educational Facilities Board Revenue
(Vanderbilt University Medical Center)
Series B 5.00% 7/1/42	1,105,000	1,155,686
Series B 5.00% 7/1/43	1,100,000	1,146,233
Michigan State Hospital Finance Authority Revenue
(Henry Ford Health System) Series A-2 5.50% 11/15/56	5,000,000	5,229,500
Missouri State, Health and Educational Facilities Authority Revenue
(Mercy Health) 4.00% 6/1/53	5,000,000	4,239,550
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University) Series B 4.00% 5/1/56	2,450,000	1,996,015
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	1,895,000	1,844,631
New Hope, Texas Cultural Education Facilities Finance Revenue
(Legacy Midtown Park Project) Series A 5.50% 7/1/54	1,725,000	1,491,556
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	4,000,000	3,674,200
New York State Dormitory Authority Revenue
(Montefiore Obligated Group) Series A 3.00% 9/1/50 (AG)	10,000,000	6,993,900
Ohio State
(Cleveland Clinic Health System) Series A 5.00% 1/1/35	2,500,000	2,767,800

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Orange County, Florida Health Facilities Authority Revenue
(Orlando Health Obligated Group) 4.00% 10/1/52	5,000,000	$ 4,212,050
Palm Beach County, Health Facilities Authority Revenue
(Lifespace Communities, Inc.) Series B 5.625% 5/15/61	870,000	862,518
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	3,285,000	394,200
Series A 144A 6.75% 12/1/53 #, ‡	3,765,000	451,800
Pennsylvania Economic Development Financing Authority Revenue
(University of Pittsburgh Medical Center) Series A 4.00% 11/15/42	3,300,000	2,996,961
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System) 5.50% 8/15/55	5,000,000	5,238,050
Rhode Island Health and Educational Building Revenue
(Lifespan Obligated Group) 5.25% 5/15/49	950,000	971,888
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project) Series A 5.50% 11/15/49	3,805,000	3,529,708
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project) Series A 144A 6.125% 10/1/52 #	2,195,000	1,666,115
Virginia Small Business Financing Authority Revenue
(LifeSpire of Virginia)
4.00% 12/1/41	2,500,000	2,333,225
4.00% 12/1/51	3,000,000	2,500,980
Washington State Housing Finance Commission Revenue
(Josephine Caring Community Project) Series A 144A 6.375% 7/1/60 #	2,000,000	1,995,260

Schedules of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
West Virginia Hospital Finance Authority Revenue
(West Virginia University Health System Obligated Group)
Series A 5.00% 6/1/53	2,000,000	$ 1,985,580
Series A 5.50% 6/1/50	2,115,000	2,206,030
Westchester County, New York Local Development Revenue
(Purchase Senior Learning Community, Inc. Project) Series A 144A 5.00% 7/1/46 #	2,500,000	2,351,775
(Westchester Medical Center Obligated Group Project)
5.00% 11/1/51 (AG)	1,250,000	1,237,737
5.75% 11/1/53 (AG)	2,500,000	2,618,900
Wisconsin Public Finance Authority Revenue
(Kahala Nui Project)
5.25% 11/15/55	1,750,000	1,754,375
5.25% 11/15/61	3,500,000	3,487,785
Yavapai County, Arizona Industrial Development Authority Hospital Revenue
(Yavapai Regional Medical Center) 3.125% 8/1/43	1,250,000	1,013,138
Yuma, Arizona Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center) Series A 5.25% 8/1/49	1,000,000	1,027,150
		122,527,763
Housing Revenue Bonds — 2.11%
California CSCDA Community Improvement Authority Essential Housing Revenue
(Pasadena Portfolio) Series A-2 144A 3.00% 12/1/56 #	1,300,000	888,745
Connecticut Housing Finance Authority Revenue
(Housing Mortgage Finance Program) Series D 5.35% 11/15/48	3,000,000	3,061,860
Illinois Housing Development Authority Revenue
Series K 5.25% 10/1/43 (GNMA) (FNMA) (FHLMC)	4,000,000	4,127,960
Nebraska Investment Finance Authority Single Family Housing Revenue
Series G 5.40% 9/1/53 (GNMA) (FNMA) (FHLMC)	5,000,000	5,050,400

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
(Social Bonds)
Series 142A 5.00% 10/1/50	2,000,000	$ 1,982,940
Series 143A 5.45% 4/1/51	1,655,000	1,677,144
Series 146A 4.75% 4/1/53	5,000,000	4,770,000
Washington State Housing Finance Commission Revenue
Series 1N 4.70% 12/1/49 (GNMA) (FNMA) (FHLMC)	1,000,000	970,390
		22,529,439
Industrial Development Revenue/Pollution ControlRevenue Bonds — 14.99%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 6.00% 7/1/51 #, ‡	450,000	450
Series A 144A 7.75% 7/1/50 #, ‡	6,685,000	6,685
Arkansas Development Finance Authority Revenue
(Hybar Steel Project)
Series A 144A 7.00% 7/1/48 (AMT) #	6,500,000	7,203,495
Series B 144A 7.50% 7/1/48 (AMT) #	5,000,000	5,655,000
Black Belt, Alabama Energy Gas District Revenue
(Gas Project)
Series A 5.25% 5/1/55 •	1,250,000	1,286,363
Series B 5.00% 10/1/55 •	3,440,000	3,581,246
Series C 5.25% 6/1/36	3,000,000	3,178,530
Series E 5.00% 7/1/33	3,415,000	3,554,537
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series A-2 Class 1 3.00% 6/1/48	5,000,000	3,538,750
Series A-2 Class 1 4.00% 6/1/48	3,000,000	2,573,340
California Community Choice Financing Authority Revenue
(Clean Energy Project)
Series A-1 5.00% 4/1/56 •	2,450,000	2,579,360
Series B 5.00% 1/1/55 •	2,000,000	2,032,220
Series G 5.00% 11/1/55 •	2,500,000	2,542,350

Schedules of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project) Series B 144A 12.00% 1/1/65 (AMT) #, •	7,925,000	$ 5,032,375
Central Plains, Nebraska Energy Project Revenue
(Project No. 3) Series A 5.00% 9/1/34	2,000,000	2,077,720
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project) Second Subseries 5.00% 9/1/52 (AMT) •	3,750,000	3,786,825
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 9.175% 5/15/57 ^	28,335,000	1,084,380
Colorado Regional Transportation District Revenue
(Denver Transit Partners Eagle P3 Project) Series A 4.00% 7/15/39	40,000	37,525
Energy Southeast Alabama Cooperative District Revenue
Series C-2 5.25% 11/1/37	4,850,000	5,113,210
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed) Series A 144A 1.654% 6/1/60 #, ^	96,800,000	2,568,104
Finance Authority of Maine Revenue
(TimberHP Madison, LLC Project) 8.50% 6/1/35 (AMT)	3,044,115	1,582,331
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project)
5.25% 7/1/53 (AG) (AMT)	10,000,000	9,771,000
5.50% 7/1/53 (AMT)	5,000,000	3,675,000
George L Smith II World Congress Center, Georgia Authority Revenue
(Convention Center Hotel First Tier) Series A 4.00% 1/1/54	10,500,000	8,557,395
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bonds) 144A 7.00% 3/1/39 (AMT) #, ‡	2,480,000	248

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 8.656% 6/1/57 #, ^	122,985,000	$ 7,861,201
Series F 144A 1.418% 6/1/57 #, ^	84,485,000	4,228,475
Lower Alabama Gas District Revenue
Series A 5.00% 9/1/34	2,000,000	2,077,720
Main Street Natural Gas Project, Georgia Revenue
Series C 5.00% 12/1/54 •	2,000,000	2,088,460
Maricopa County, Arizona Industrial Development Authority Revenue
(Commercial Metals Company Project) 144A 4.00% 10/15/47 (AMT) #	500,000	424,585
Mobile County, Alabama Industrial Development Authority Solid Waste Disposal Revenue
(AM/NS Calvert LLC Project)
Series A 5.00% 6/1/54 (AMT)	2,500,000	2,376,525
Series B 4.75% 12/1/54 (AMT)	2,000,000	1,842,600
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	940,000	977,186
New York Counties, New York Tobacco Trust V Pass-Through Revenue
(Capital Appreciation Turbo Asset-Backed) Series S4B 144A 8.105% 6/1/60 #, ♦, ^	393,200,000	16,805,368
Puerto Rico Industrial Development Revenue
7.00% 1/1/54 •	2,500,000	2,428,125
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	4,025,000	4,097,289
Savannah, Georgia Convention Center Authority Revenue
(Convention Center Hotel - First Tier Bonds) Series A 5.25% 6/1/61	3,000,000	2,856,720
Southeast Energy Authority A Cooperative District, Alabama Revenue
Series A 5.00% 1/1/56 •	3,000,000	3,031,260
(Project No. 2) Series B 4.00% 12/1/51 •	5,000,000	4,981,250
Suffolk Regional Off-Track Betting, New York Revenue
5.75% 12/1/44	1,000,000	1,016,690
6.00% 12/1/53	4,000,000	4,054,480

Schedules of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Texas Municipal Gas Acquisition & Supply Revenue
5.00% 1/1/55 •	2,500,000	$ 2,608,800
Series A 5.25% 3/1/37	6,000,000	6,358,500
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation - Second Subordinate Lien) Series C 7.322% 6/1/46 ^	15,440,000	2,053,520
(Capital Appreciation - Third Subordinate Lien) Series D 7.576% 6/1/46 ^	2,255,000	249,583
Tuscaloosa County, Alabama Industrial Development Authority Revenue
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	3,676,699	3,711,297
Virginia Tobacco Settlement Financing Revenue
(Capital Appreciation Bonds) Series D 2.518% 6/1/47 ^	5,000,000	890,100
Wisconsin Public Finance Authority Revenue
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	2,170,000	2,016,972
		160,055,145
Lease Revenue Bonds — 8.52%
Metropolitan Pier & Exposition Authority, Illinois Revenue
(McCormick Place Expansion Project)
1.074% 12/15/56 (AG) ^	44,795,000	9,513,114
5.92% 12/15/56 ^	5,000,000	1,001,000
Series A 4.00% 6/15/52	12,885,000	10,653,576
Series A 5.61% 12/15/56 (BAM) ^	8,000,000	1,698,960
Series B 4.933% 12/15/51 (BAM) ^	12,975,000	3,640,655
Series B 5.118% 12/15/54 (BAM) ^	23,855,000	5,666,517
Series B 5.26% 12/15/54 ^	5,000,000	1,124,000
Series B-1 4.57% 6/15/47 (AG) ^	4,935,000	1,777,291
New Jersey State Transportation Trust Fund Authority Revenue
Series A 5.396% 12/15/39 (BAM) ^	10,700,000	5,950,377
(Transportation Program Bonds)
Series AA 5.00% 6/15/50	5,000,000	5,083,850
Series AA 5.00% 6/15/55	7,000,000	7,057,330
Series AA 5.25% 6/15/41	4,500,000	4,804,380
Series BB 5.25% 6/15/50	3,150,000	3,243,208

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New Jersey State Transportation Trust Fund Authority Revenue
(Transportation Program Bonds)
Series CC 5.25% 6/15/50	5,000,000	$ 5,178,500
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 2.875% 11/15/46 (BAM)	12,500,000	9,125,375
New York State Thruway Authority State Personal Income Tax Revenue
Series A-1 3.00% 3/15/49	2,500,000	1,818,875
Virginia College Building Authority Revenue
(21st Century College And Equipment Programs) 5.25% 2/1/42	5,000,000	5,305,500
Washington Metropolitan Area Transit Authority Dedicated Revenue
(Second Lien)
Series A 5.25% 7/15/55	2,000,000	2,042,840
Series A 5.50% 7/15/60	6,000,000	6,246,780
		90,932,128
Local General Obligation Bonds — 4.36%
Arapahoe County, Colorado Cherry Creek School District No. 5
5.25% 12/15/43	2,500,000	2,692,925
City of Chicago, Illinois O'Hare International Airport Revenue
(Senior Lien) Series A 6.00% 1/1/50	1,350,000	1,390,932
City of Goodyear, Arizona
3.00% 7/1/39	750,000	636,075
Collin and Dentan County, Texas Prosper Independent School District
5.25% 2/15/55 (PSF)	2,000,000	2,078,560
Fairfax County, Virginia Public Improvement Bonds
Series A 5.00% 10/1/36	5,000,000	5,518,700
Harris and Waller County, Texas Katy Independent School District
5.25% 2/15/54 (PSF)	5,000,000	5,211,650
Harris County, Texas Humble Independent School District
3.00% 2/15/49 (PSF)	2,770,000	1,973,985
New York City, New York
Series G-1 5.25% 2/1/50	2,000,000	2,057,440

Schedules of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Palomar Health, California
Series A 6.746% 8/1/32 (AG) ^	5,000,000	$ 3,930,150
Series A 7.00% 8/1/31 (AG) ^	3,315,000	2,739,450
Series A 7.07% 8/1/33 (AG) ^	5,000,000	3,720,600
Prince George's County, Maryland
Series A 5.00% 8/1/43	7,030,000	7,520,835
Wake County, North Carolina General Obligation Public Improvement Bonds
Series A 4.00% 2/1/34	5,000,000	5,174,200
Wisconsin Public Finance Authority Revenue
(Waterstone Project) 144A 5.50% 12/15/38 #	1,877,321	1,877,021
		46,522,523
Pre-Refunded Bonds — 1.47%
California Health Facilities Financing Authority Revenue
(CommonSpirit Health) Series A 4.00% 4/1/49-30 §	70,000	73,096
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50-32 §	7,725,000	8,576,372
Metropolitan Washington, D.C. Airports Authority Dulles Toll Road Revenue
(Convertible Capital Appreciation Bonds) Series C 6.50% 10/1/41-26 (AG) §, ~	7,000,000	7,022,470
Ohio State
(Cleveland Clinic Health System) Series A 5.00% 1/1/35-34 §	65,000	72,401
		15,744,339
Special Tax Revenue Bonds — 15.63%
City of Austin, Texas Special Tax Revenue
(Convention Center Project) Series A 5.50% 11/15/61	2,250,000	2,346,885
City of Bullhead, Arizona Excise Taxes Revenue
2.55% 7/1/46	1,000,000	688,300
City of Houston, First Lien Texas Hotel Occupancy Tax & Special Revenue
Series C 5.00% 9/1/41	3,000,000	3,141,030
Series C 5.50% 9/1/58	5,000,000	5,204,300

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Commonwealth of Puerto Rico Revenue
3.189% 11/1/43 •	29,277,935	$ 20,897,126
Downtown Revitalization Public Infrastructure District Revenue
(SEG - Redevelopment Project) Series B 5.50% 6/1/55 (AG)	2,750,000	2,880,955
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	20,375,152	20,107,830
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue
Series F-1 5.25% 3/1/67 (BAM)	4,000,000	4,072,360
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/32	300,000	315,399
Series A 5.00% 10/1/39	2,205,000	2,252,253
Metropolitan Government Nashville & Davidson County Sports Authority Revenue
(Stadium Project Senior Lien) Series A 5.25% 7/1/56 (AG)	2,555,000	2,593,401
(Stadium Project) Series B 5.25% 7/1/56 (AG)	1,130,000	1,144,905
New York City, New York Industrial Development Agency Revenue
(Yankee Stadium) 7.29% 3/1/27 (AG) ^	3,000,000	2,953,920
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Series B-1 3.00% 11/1/47	4,000,000	2,931,480
(Subordinate Bonds)
Series I 5.00% 11/1/47	3,000,000	3,063,750
Subseries F-1 5.00% 11/1/36	2,500,000	2,730,150
Subseries F-1 5.00% 2/1/53	4,850,000	4,874,298
New York State Thruway Authority State Personal Income Tax Revenue
Series A-1 3.00% 3/15/51	3,000,000	2,137,140
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	20,775,000	19,658,967
Series A-1 5.00% 7/1/58	5,560,000	5,395,869
Series A-1 5.674% 7/1/46 ^	100,000,000	35,994,000

Schedules of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 6.013% 7/1/51 ^	57,611,000	$ 15,098,691
Series A-2 4.329% 7/1/40	1,000,000	978,810
Triborough Bridge & Tunnel Authority Sales Tax Revenue
(TBTA Capital Lockbox - City Sales Tax) Subordinate Series A-1 5.25% 5/15/64	3,000,000	3,038,610
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A) Series 2015A 5.75% 9/1/32	2,530,000	2,429,635
		166,930,064
State General Obligation Bonds — 8.40%
California State
(Various Purpose)
5.00% 9/1/43	5,000,000	5,283,350
5.00% 8/1/46	4,250,000	4,506,785
5.25% 8/1/44	2,000,000	2,148,860
Series C 5.00% 11/1/42	2,000,000	2,120,920
Commonwealth of Massachusetts
Series B 5.00% 6/1/43	3,350,000	3,550,833
(Consolidated Loan)
Series D 5.00% 6/1/47	5,000,000	5,205,900
Series D 5.25% 6/1/56	2,600,000	2,708,264
Commonwealth of Pennsylvania
Series A 5.00% 8/15/34	2,500,000	2,802,050
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/41	215,000	199,694
Series A-1 4.00% 7/1/46	18,175,844	16,148,692
Illinois State
5.50% 5/1/39	3,725,000	3,896,983
Series A 4.00% 3/1/41	1,110,000	1,009,379
Series A 5.50% 3/1/47	5,000,000	5,169,900
Series B 5.50% 5/1/47	2,000,000	2,068,480
Series C 5.50% 4/1/51	5,000,000	5,205,500
Series D 5.00% 9/1/40	5,000,000	5,184,350
Series E 5.00% 9/1/42	4,950,000	5,061,474

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Illinois State

(Rebuild Illinois Program) Series B 4.00% 11/1/39	8,170,000	$ 7,626,695
Oregon State
(Article XI-F(1) Projects and Refunding) Series F 5.00% 8/1/27	1,365,000	1,395,153
(Article XI-G Projects and Refunding) Series G 5.00% 8/1/27	1,250,000	1,277,612
Washington State
Series B 5.00% 6/1/46	1,500,000	1,549,530
Series D 5.00% 6/1/33	2,500,000	2,782,950
Series R 5.00% 7/1/34	2,500,000	2,802,300
		89,705,654
Transportation Revenue Bonds — 13.60%
Alaska Railroad Corporation Cruise Port Revenue
6.00% 10/1/50 (AG) (AMT)	1,500,000	1,611,900
Burbank-Glendale-Pasadena, California Airport Authority Brick Campaign Revenue
(Senior) Series B 5.25% 7/1/54 (AMT)	2,275,000	2,317,793
California Municipal Finance Authority Revenue
(SFMTA Potrero Yard Modernization Project) Series A 5.50% 9/1/60	335,000	353,469
Central Texas Turnpike System Revenue
Series C 5.00% 8/15/41	1,575,000	1,643,135
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	5,000,000	4,358,450
Series B 5.50% 11/15/42 (AMT)	1,000,000	1,067,430
Series B 5.50% 11/15/43 (AMT)	1,000,000	1,063,790
City of Atlanta, Georgia Department of Aviation Revenue
Series B-1 5.00% 7/1/36 (AMT)	1,925,000	2,087,297
Series B-1 5.25% 7/1/37 (AMT)	1,040,000	1,137,583
City of Charlotte, North Carolina Charlotte Douglas International Airport Revenue
5.00% 7/1/46	750,000	785,790
5.00% 7/1/47	1,250,000	1,301,837
City of Chicago, Illinois O'Hare International Airport Revenue
(Senior Lien)
Series A 5.25% 1/1/61	5,000,000	5,094,650

Schedules of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
City of Chicago, Illinois O'Hare International Airport Revenue
(Senior Lien)
Series B 5.25% 1/1/44	2,000,000	$ 2,107,060
Series B 5.50% 1/1/59	3,650,000	3,805,782
Series E 5.50% 1/1/55 (AMT)	6,500,000	6,688,370
City of Dallas and Fort Worth, Texas International Airport Revenue
5.00% 11/1/43	3,000,000	3,131,790
City of Los Angeles, California Department of Airports Revenue
(Green Bonds) Series A 5.50% 5/15/56 (AMT)	1,000,000	1,042,570
(Sustainable Bonds) Series A 5.50% 5/15/55 (AMT)	3,000,000	3,120,000
Colorado Bridge & Tunnel Enterprise Revenue
(Senior Infrastructure) Series A 5.25% 12/1/54 (AG)	2,500,000	2,582,700
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project) 144A 12.00% 7/15/32 (AMT) #, ‡, •	13,000,000	3,640,000
Hawaii State Airports System Revenue
Series A 5.50% 7/1/54 (AMT)	1,200,000	1,245,264
Lee County, Florida Airport Revenue
5.25% 10/1/49 (AMT)	5,100,000	5,171,400
Los Angeles County, California Metropolitan Transportation Authority Revenue
(I-105 ExpressLanes Project) Series A 5.50% 6/1/51	2,000,000	2,114,340
Louisiana Public Facilities Authority Revenue
(I-10 Calcasieu River Bridge Public-Private Partnership Project)
5.00% 9/1/66 (AMT)	2,610,000	2,431,006
5.50% 9/1/59 (AMT)	3,865,000	3,899,476
Massachusetts Port Authority Revenue
Series A 5.00% 7/1/40 (AMT)	2,000,000	2,036,420
Miami-Dade County, Florida Aviation Revenue
Series A 4.00% 10/1/44 (AMT)	1,500,000	1,333,065
Series A 5.00% 10/1/44 (AMT)	1,000,000	1,016,010
Series A 5.00% 10/1/45 (AMT)	1,000,000	1,012,560

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Miami-Dade County, Florida Seaport Department Revenue
Series A 5.50% 10/1/56 (AMT)	5,550,000	$ 5,753,463
Michigan State Trunk Line Revenue
(Rebuilding Michigan Program) 5.00% 11/15/38	1,500,000	1,652,775
Monroe County, Florida Airport Revenue
(Key West International Airport) Series 2022 5.00% 10/1/42 (AMT)	1,505,000	1,518,530
Municipality of Anchorage, Alaska Revenue
Series A 5.50% 2/1/56 (AMT)	3,350,000	3,453,180
New Jersey State Transportation Trust Fund Authority Revenue
(Transportation Program - Forward Delivery) Series AA 5.00% 6/15/29	5,000,000	5,289,000
New York Transportation Development Special Facilities Revenue
(JFK Airport Terminal 6 Redevelopment Project)
Series A 5.50% 12/31/60 (AMT)	5,000,000	5,012,350
Series B 4.26% 12/31/54 (AG) (AMT) ~	2,500,000	1,607,550
(John F. Kennedy International Airport New Terminal One Project - Green Bonds)
6.00% 6/30/59 (AMT)	5,000,000	5,230,800
Series A 5.25% 12/31/54 (AG) (AMT)	5,000,000	5,041,150
Pennsylvania Economic Development Financing Authority Revenue
(The PennDOT Major Bridges Package One Project) 6.00% 6/30/61 (AMT)	2,750,000	2,869,955
Port Authority of New York & New Jersey Revenue
Series 248 5.00% 1/15/28	2,000,000	2,070,140
Port of Seattle Intermediate Lien Revenue
Series B 5.50% 10/1/50 (AMT)	5,000,000	5,214,300
San Diego County, California Regional Airport Authority Revenue
(Private Activity) Series B 5.50% 7/1/55 (AMT)	5,000,000	5,206,050
Texas Private Activity Bond Surface Transportation Revenue
(NTE Mobility Partners LLC North Tarrant Express Project) 5.50% 12/31/58 (AMT)	5,000,000	5,107,950

Schedules of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Transportation Finance Revenue
Series A 5.50% 10/1/55	5,000,000	$ 5,321,100
Wisconsin Public Finance Authority Revenue
(Senior Lien - Georgia SR 400 Express Lanes Project)
5.75% 12/31/65 (AMT)	7,500,000	7,702,275
6.50% 12/31/65 (AMT)	7,250,000	7,936,067
		145,187,572
Water & Sewer Revenue Bonds — 2.37%
City & County of Honolulu, Hawaii Wastewater System Revenue
(Green Bonds) Series A 5.25% 7/1/54	2,105,000	2,189,242
City of Chicago, Illinois Waterworks Revenue
Series A 5.50% 11/1/66	1,475,000	1,519,678
City of San Francisco, California Public Utilities Commission Water Revenue
(Hetch Hetchy Water) Series E 5.25% 11/1/55	1,500,000	1,579,245
Great Lakes Water Authority Water Supply System Revenue
(Second Lien Bonds)
Series B 5.00% 7/1/44	2,000,000	2,091,140
Series B 5.00% 7/1/45	1,950,000	2,032,056
Series B 5.00% 7/1/46	1,000,000	1,036,630
Jefferson County, Alabama Sewer Revenue
5.50% 10/1/53	4,500,000	4,631,670
New York City, Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution Bonds) Series BB 5.25% 6/15/56	2,900,000	3,002,718
Tarrant Regional Water District, Texas Water Supply System Revenue
(A Water Control and Improvement District) 5.00% 3/1/41	5,170,000	5,459,624
Texas Water Development Board Revenue
(Master Trust) Series A 5.00% 10/15/44	1,725,000	1,803,677
		25,345,680
Total Municipal Bonds (cost $1,076,162,258)		1,047,028,363

	Number of shares	Value (US $)
Common Stock — 0.00%♣
Industrial — 0.00%
TimberHP =, †, π	225,640	$ 0
Total Common Stock (cost $1,084,967)		0

Warrants — 0.01%
BL Train Holdings West =, †	64,578	129,156
Total Warrants (cost $7)		129,156
	Principal amount°
Short-Term Investments — 1.98%
Variable Rate Demand Notes — 1.98%
Colorado Health Facilities Authority Revenue
(Intermountain Health) Series E 2.90% 5/15/64 (SPA - TD Bank, N.A.)¤	1,000,000	1,000,000
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project) Series D 2.90% 3/1/60 (LOC - TD Bank, N.A.)¤	1,000,000	1,000,000
Illinois Finance Authority Revenue
(The University of Chicago Medical Center) Subseries 2009 D-1 2.90% 8/1/43 (LOC - TD Bank, N.A.)¤	1,000,000	1,000,000
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution Bonds)
Fiscal 2014 Subseries AA-5 2.90% 6/15/48 (SPA - Mizuho Bank)¤	2,000,000	2,000,000
Fiscal 2025 Subseries EE-1 2.90% 6/15/55 (SPA - TD Bank, N.A.)¤	1,500,000	1,500,000
Series CC 2.90% 6/15/41 (SPA - State Street)¤	900,000	900,000
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
(Adjustable Rate Bonds) Series H-2 2.90% 11/1/54 (SPA - TD Bank, N.A.)¤	2,500,000	2,500,000
Oregon State Facilities Authority Refunding Revenue
(PeaceHealth) Series B 2.75% 8/1/34 (LOC - TD Bank, N.A.)¤	5,300,000	5,300,000

Schedules of investments
Nomura Tax-Free USA Fund
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
San Francisco, California Bay Area Toll Authority Revenue
(Variable Rate Bonds) Series D 2.35% 4/1/59 (LOC - TD Bank, N.A.)¤	3,500,000	$ 3,500,000
Tarrant County, Cultural Education Facilities Finance
(Baylor Health Care System Project) Series C 2.90% 11/15/50 (LOC - TD Bank, N.A.)¤	800,000	800,000
Virginia Commonwealth University Health System Authority Revenue
Series B 2.90% 7/1/37 (LOC - TD Bank, N.A.)¤	1,600,000	1,600,000
Total Short-Term Investments (cost $21,100,000)		21,100,000
Total Value of Securities—100.05% (cost $1,098,347,232)		1,068,257,519

Liabilities Net of Receivables and Other Assets—(0.05)%		(510,102)
Net Assets Applicable to 107,116,313 Shares Outstanding—100.00%		$1,067,747,417
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2026, the aggregate value of Rule 144A securities was $104,416,508, which represents 9.78% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
‡	Security is currently in default.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at August 31, 2026.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 10 in “Notes to financial statements.”
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
†	Non-income producing security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At August 31, 2026, the aggregate value of restricted securities was $0, which represents 0.00% of the Fund’s net assets. See Note 10 in "Notes to financial statements" and the following table for additional details on restricted securities.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2026.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
TimberHP	6/26/25	$1,084,967	$0
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
KIPP – Knowledge is Power Program
LLC – Limited Liability Company
LOC – Letter of Credit
N.A. – National Association

Schedules of investments
Nomura Tax-Free USA Fund
Summary of abbreviations: (continued)
PSF – Guaranteed by Permanent School Fund
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Nomura Tax-Free USA Intermediate Fund	August 31, 2026
	Principal amount°	Value (US $)
Municipal Bonds — 97.83%
Education Revenue Bonds — 7.58%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A 6.00% 7/1/37 #	1,145,000	$ 1,158,717
(Empower College Prep Project) 144A 6.00% 7/1/49 #	875,000	865,436
(KIPP NYC Public Charter Schools - Macombs Facility Project) Series A 4.00% 7/1/51	2,000,000	1,598,740
(Odyssey Preparatory Academy Project) Series A 144A 5.50% 7/1/52 #	875,000	758,065
(Social Bonds) Series A 5.00% 11/1/42	1,000,000	1,034,010
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project) 5.125% 3/15/36	2,000,000	2,009,700
Build NYC, New York Resource Revenue
(East Harlem Scholars Academy Charter School Project) 144A 5.75% 6/1/42 #	750,000	751,357
(KIPP NYC Public School Facilities - Canal West Project)
5.00% 7/1/34	415,000	440,166
5.00% 7/1/36	415,000	435,198
5.00% 7/1/37	550,000	573,133
5.00% 7/1/42	1,000,000	1,016,780
California Community College Financing Authority Revenue
(Napa Valley College Project) Series A 144A 4.25% 7/1/32 #	1,480,000	1,244,650
California Educational Facilities Authority Revenue
(Stanford University)
Series T-1 5.00% 3/15/39	5,000,000	5,724,500
Series U-7 5.00% 6/1/46	1,000,000	1,120,060
California Municipal Finance Authority Revenue
(California Baptist University) Series A 144A 5.125% 11/1/40 #	1,325,000	1,339,350
California School Finance Authority Revenue
(Partnerships to Uplift Communities Project) 144A 5.00% 8/1/33 #	615,000	609,035

Schedules of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Capital Trust Agency, Florida Revenue
(Liza Jackson Preparatory School Project) Series A 5.00% 8/1/55	800,000	$ 716,056
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/43 #	2,000,000	1,966,400
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.75% 4/1/48	2,500,000	2,612,900
City of Phoenix, Arizona Industrial Development Authority Housing Revenue
(Downtown Phoenix Student Housing, LLC - Arizona State University Project)
Series A 5.00% 7/1/30	350,000	356,640
Series A 5.00% 7/1/32	235,000	238,499
Colorado Educational & Cultural Facilities Authority Revenue
(Ascent Classical Academy Charter Schools) Series A 144A 5.25% 4/1/39 #	1,520,000	1,499,419
(Global Village Academy - Northglenn Project) 144A 5.00% 12/1/40 #	2,215,000	2,100,573
Florida Development Finance Revenue
(Mater Academy Projects)
Series A 5.00% 6/15/28	410,000	414,567
Series A 5.00% 6/15/29	400,000	404,188
Idaho Housing & Finance Association Revenue
(Meridian South Charter School Project) 144A 4.00% 5/1/46 #	710,000	547,197
(Sage International School of Boise Project) Series A 4.00% 5/1/55	1,540,000	1,203,371
Illinois Finance Authority Revenue
(CHF - Chicago, LLC - University of Illinois at Chicago Project)
Series A 5.00% 2/15/28	260,000	262,803
Series A 5.00% 2/15/30	390,000	392,582
Series A 5.00% 2/15/32	265,000	266,195
Indiana Finance Authority Revenue
(Tippecanoe LLC Student Housing Project) Series A 5.00% 6/1/38	600,000	610,890
Knox County, Tennessee Health Educational & Housing Facility Board Revenue
(University of Tennessee Project)
Series A-1 5.00% 7/1/43 (BAM)	550,000	566,505

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Knox County, Tennessee Health Educational & Housing Facility Board Revenue
(University of Tennessee Project)
Series A-1 5.00% 7/1/44 (BAM)	625,000	$ 641,419
Louisiana Public Facilities Authority Revenue
(Lincoln Preparatory School Project) Series A 144A 6.125% 6/1/37 #	400,000	378,548
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project) Series A 144A 5.00% 7/1/50 #	925,000	840,880
(Highland Prep Project)
Series A 4.00% 7/1/38	460,000	447,608
Series A 4.00% 7/1/40	500,000	464,285
Miami-Dade County, Florida Educational Facilities Authority Revenue
(University of Miami Issue) Series A 5.25% 4/1/48	1,500,000	1,543,455
Nevada State Department of Business & Industry Revenue
(Somerset Academy) Series A 144A 5.00% 12/15/38 #	1,295,000	1,286,026
New York State Dormitory Authority Revenue
(New York University) Series A 5.75% 7/1/27 (NATL)	1,675,000	1,716,825
(Pace University) Series A 5.25% 5/1/43	1,390,000	1,412,323
Newark, Texas Higher Education Finance Revenue
(Village Tech Schools) Series A 5.125% 8/15/47	500,000	464,490
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project) Series A 144A 5.00% 6/15/49 #	1,000,000	902,210
Regents of the University of California General Revenue
Series BK 5.00% 5/15/52	1,740,000	1,799,282
South Carolina Jobs-Economic Development Authority Educational Facilities Revenue
(Gray Collegiate Academy Project) 144A 5.75% 7/1/46 #	1,110,000	1,077,477
(High Point Academy Project) Series A 144A 5.75% 6/15/39 #	1,245,000	1,173,873

Schedules of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Massachusetts Building Authority Revenue
Series 2 5.00% 11/1/40	1,500,000	$ 1,629,540
Virginia College Building Authority Revenue
(Regent University Project) 6.00% 6/1/50	1,075,000	1,111,916
Washington State Housing Finance Commission Revenue
(Radford Court and Nordheim Court Portfolio)
5.00% 7/1/37	1,825,000	1,846,225
5.00% 7/1/38	1,000,000	1,004,290
Wisconsin Public Finance Authority Revenue
(CFP3 – Eastern Michigan University Student Housing Project) Series A-1 5.25% 7/1/42 (BAM)	3,000,000	3,131,820
(Lindenwood Education System) Series A 144A 4.75% 6/1/40 #	4,000,000	3,821,320
		61,531,494
Electric Revenue Bonds — 3.98%
American Municipal Power, Ohio Revenue
(AMP Fremont Energy Center Project) Series A 4.00% 2/15/37	1,330,000	1,328,165
City of Los Angeles, Department of Water & Power Revenue
Series A 5.25% 7/1/45 (BAM)	1,000,000	1,052,960
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/33	2,915,000	3,082,991
Series A 5.00% 10/1/41	915,000	929,631
Missouri Joint Municipal Electric Utility Commission Revenue
(Green Bonds - Climate Bond Certified)
5.25% 12/1/39	500,000	535,370
5.25% 12/1/40	500,000	532,585
5.25% 12/1/41	650,000	689,663
5.25% 12/1/42	1,000,000	1,060,010
Municipal Electric Authority of Georgia Revenue
(Plant Vogtle Units 3 & 4 Project) Series A 5.00% 1/1/39	5,000,000	5,096,250
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	1,520,000	1,126,700
Series TT 5.00% 7/1/32 ‡	1,555,000	1,152,644

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series WW 5.25% 7/1/33 ‡	1,015,000	$ 752,369
Series WW 5.50% 7/1/17 ‡	2,200,000	1,628,000
Series WW 5.50% 7/1/19 ‡	1,710,000	1,265,400
Series WW 5.50% 7/1/38 ‡	1,925,000	1,426,906
Series XX 5.25% 7/1/40 ‡	4,630,000	3,431,987
Series ZZ 5.00% 7/1/19 ‡	2,990,000	2,212,600
South Carolina Public Service Authority Revenue
(Santee Cooper)
Series E 5.25% 12/1/37 (AG)	3,000,000	3,251,820
Series E 5.25% 12/1/38 (AG)	1,615,000	1,738,774
		32,294,825
Healthcare Revenue Bonds — 8.28%
Build NYC, New York Resource Revenue
(Riverspring Health Senior Living, INC. Project) Series 2026A 144A 6.50% 12/15/45 #	2,520,000	2,530,408
City of Apple Valley, Minnesota Senior Living Revenue
(Minnesota Senior Living LLC Project) Second Tier Series B 5.25% 1/1/37	915,000	515,044
City of Phoenix, Arizona Industrial Development Authority Housing Revenue
(Christian Care Surprise, Inc. Project) Series A 5.25% 12/1/45	2,000,000	2,002,780
City of Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
Series A 5.00% 11/15/42	1,250,000	1,326,000
Series A 5.00% 11/15/46	1,750,000	1,821,610
City of Saint Paul, Minnesota Housing & Redevelopment Authority Revenue
(HealthPartners Obligated Group) Series A 4.00% 7/1/35	5,630,000	5,484,127
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group) Series A 4.00% 11/15/46	5,000,000	4,529,100
(CommonSpirit Health)
Series A-1 4.00% 8/1/37	1,000,000	980,990
Series A-2 5.00% 8/1/37	1,105,000	1,131,741
Cuyahoga County, Ohio Hospital Revenue
(The MetroHealth System) 5.00% 2/15/37	1,000,000	1,001,680

Schedules of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project) 5.25% 11/15/46	875,000	$ 795,568
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue
(Westminster Canterbury Richmond) Series A 5.00% 10/1/42	650,000	660,296
Illinois Finance Authority Revenue
Series C 4.00% 2/15/41	10,000	9,240
(The Admiral at the Lake Project) 5.50% 5/15/54	875,000	763,954
Iowa Finance Authority Senior Housing Revenue
(PHS Council Bluffs, Inc. Project) 5.00% 8/1/33	500,000	499,965
Kalispell, Montana Housing and Healthcare Facilities Revenue
(Immanuel Lutheran Corporation Project) Series A 5.25% 5/15/37	1,400,000	1,401,134
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/36	2,000,000	2,008,580
Michigan Finance Authority Revenue
(Trinity Health Credit Group) 4.00% 12/1/40	2,185,000	2,042,385
Monroe County, New York Industrial Development Revenue
(Rochester Regional Health Project) Series A 4.00% 12/1/38	1,000,000	934,670
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society Obligation) 5.625% 7/1/30	2,005,000	2,006,784
New Hampshire, National Finance Authority Revenue
(Springpoint Senior Living Project) 4.00% 1/1/51	1,330,000	1,081,117
Oklahoma Development Finance Authority Health System Revenue
(OU Medicine Project)
Series B 5.25% 8/15/43	1,000,000	1,006,720
Series B 5.25% 8/15/48	2,000,000	1,995,280

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Palm Beach County, Florida Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) 3.00% 8/15/44	5,000,000	$ 3,718,600
(Lifespace Communities, Inc.) Series B 5.125% 5/15/46	705,000	698,105
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	1,000,000	120,000
Series A 144A 6.75% 12/1/53 #, ‡	875,000	105,000
Pennsylvania Economic Development Financing Authority Revenue
(Presbyterian Senior Living Project)
Series B-2 5.00% 7/1/38	3,000,000	3,096,120
Series B-2 5.00% 7/1/42	1,500,000	1,519,020
Prince George's County, Maryland Revenue
(Collington Episcopal Life Care Community) 5.00% 4/1/30	2,880,000	2,891,347
Rhode Island Health and Educational Building Revenue
5.25% 5/15/54	2,000,000	2,026,860
(Lifespan Obligated Group)
5.00% 5/15/40	575,000	592,629
5.00% 5/15/41	700,000	716,625
5.00% 5/15/42	700,000	714,448
5.00% 5/15/43	700,000	714,112
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project) Series A 5.25% 11/15/39	5,340,000	5,211,840
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project) Series A 144A 6.00% 10/1/37 #	1,200,000	1,014,708
Virginia Small Business Financing Authority Revenue
(LifeSpire of Virginia) Series A 4.50% 12/1/44	1,250,000	1,209,350
West Virginia Hospital Finance Authority Revenue
(West Virginia University Health System Obligated Group) Series A 5.25% 6/1/42	3,600,000	3,807,288

Schedules of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Westchester County, New York Local Development Revenue
(Westchester Medical Center Obligated Group Project)
5.00% 11/1/47 (AG)	500,000	$ 507,990
5.75% 11/1/48 (AG)	1,875,000	1,985,513
		67,178,728
Housing Revenue Bonds — 5.99%
Denver City & County, Colorado Housing Authority Revenue
(Flo Senior Apartments Project) Series A 4.50% 7/1/41	1,500,000	1,449,390
Illinois Housing Development Authority Revenue
Series K 4.95% 10/1/38 (GNMA) (FNMA) (FHLMC)	2,500,000	2,555,975
Series K 5.25% 10/1/43 (GNMA) (FNMA) (FHLMC)	2,800,000	2,889,572
Nebraska Investment Finance Authority Single Family Housing Revenue
Series G 4.95% 9/1/38 (GNMA) (FNMA) (FHLMC)	1,250,000	1,289,063
Series G 5.15% 9/1/43 (GNMA) (FNMA) (FHLMC)	2,610,000	2,685,298
New York City, New York Housing Development Revenue
(8 Spruce Street)
Series D 4.00% 12/15/43	1,125,000	1,133,797
Series E 4.375% 12/15/43	1,125,000	1,139,265
New York State Mortgage Agency Homeowner Revenue
Series 250 4.80% 10/1/48	4,000,000	3,918,600
North Carolina Housing Finance Agency Revenue
(1998 Trust Agreement) Series 49 4.875% 7/1/42 (GNMA) (FNMA) (FHLMC)	4,735,000	4,817,436
North Dakota Housing Finance Agency Revenue
Series D 4.50% 7/1/43	1,740,000	1,688,305
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
Series 142A 4.85% 10/1/43	10,730,000	10,763,907
Series 143A 5.125% 10/1/41	2,840,000	2,884,701

(Social Bonds) Series 149A 5.10% 10/1/45	5,000,000	5,080,850
Rhode Island Housing & Mortgage Finance Revenue
Series 81-A 5.25% 10/1/43 (GNMA)	1,985,000	2,041,176

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
San Antonio, Texas Housing Trust Public Facility Revenue
(Cedar Ridge Terrace Apartments) Series A 4.45% 4/1/43 (FNMA)	4,500,000	$ 4,221,180
		48,558,515
Industrial Development Revenue/Pollution ControlRevenue Bonds — 22.56%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50 #, ‡	5,520,000	5,520
Arkansas Development Finance Authority Revenue
(United States Steel Corporation Project) 5.70% 5/1/53 (AMT)	5,750,000	5,863,045
Black Belt, Alabama Energy Gas District Revenue
Series A 4.00% 6/1/51 •	5,000,000	5,044,800
Series A 5.00% 12/1/34	2,580,000	2,679,020
(Gas Project)
Series A 5.25% 5/1/55 •	5,000,000	5,145,450
Series B 5.00% 10/1/55 •	4,850,000	5,049,141
Series C 5.25% 6/1/36	2,500,000	2,648,775
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior) Series A-2 Class 1 4.00% 6/1/48	4,635,000	3,975,810
California Community Choice Financing Authority Revenue
(Clean Energy Project)
Series A-1 5.00% 12/1/53 •	3,500,000	3,619,210
Series B-1 4.00% 2/1/52 •	4,910,000	4,929,787
Series C 5.25% 1/1/54 •	4,280,000	4,492,160
Series D 5.50% 5/1/54 •	7,000,000	7,277,270
Series G 5.00% 11/1/55 •	5,500,000	5,593,170
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project) Series B 144A 12.00% 1/1/65 (AMT) #, •	6,265,000	3,978,275

Schedules of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT) #, ‡	1,250,000	$ 14,063
(Poseidon Resources (Channelside) LP Desalination Project) 144A 5.00% 7/1/37 (AMT) #	3,700,000	3,701,850
Central Plains, Nebraska Energy Project Revenue
(Project No. 3)
Series A 5.00% 9/1/35	1,250,000	1,293,088
Series A 5.00% 9/1/36	2,480,000	2,544,306
City of Houston, Texas Airport System Revenue
(United Airlines, Inc. Terminal E Project) Series A 4.00% 7/1/41 (AMT)	1,220,000	1,089,033
County of Broward, Florida Convention Center Hotel Revenue
(First Tier) 5.00% 1/1/47	3,830,000	3,911,962
Energy Southeast Alabama Cooperative District
Series A-1 5.00% 4/1/34	2,000,000	2,079,860
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed) Series A 144A 0.90% 6/1/60 #, ^	58,725,000	1,557,974
Finance Authority of Maine Revenue
(TimberHP Madison, LLC Project) 8.50% 6/1/35 (AMT)	1,876,213	975,256
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project)
5.25% 7/1/53 (AG) (AMT)	8,875,000	8,671,762
5.50% 7/1/53 (AMT)	5,225,000	3,840,375
George L Smith II World Congress Center, Georgia Authority Revenue
(Convention Center Hotel Second Tier) Series B 144A 5.00% 1/1/36 #	1,000,000	1,030,390
Georgia Main Street Natural Gas Supply Revenue
Series A 5.00% 6/1/55 •	1,000,000	1,059,120
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 0.935% 6/1/57 #, ^	62,600,000	4,001,392

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series F 144A 4.454% 6/1/57 #, ^	74,090,000	$ 3,708,205
Iowa Tobacco Settlement Authority Revenue
Series A-2 Class 1 4.00% 6/1/38	300,000	293,646
Series A-2 Class 1 4.00% 6/1/39	600,000	582,480
Series A-2 Class 1 4.00% 6/1/40	300,000	288,720
Jefferson County, Texas Industrial Development Revenue
(TRP Crude Marketing, LLC Project) 144A 7.75% 4/1/39 #, ‡	1,175,000	35,250
Kentucky Public Energy Authority Revenue
Series A-1 5.25% 4/1/54 •	2,750,000	2,876,720
Series B 5.00% 1/1/55 •	3,750,000	3,917,888
M-S-R Energy Authority, California Gas Revenue
Series B 6.50% 11/1/39	580,000	680,323
Series B 7.00% 11/1/34	2,905,000	3,418,633
New York Counties, New York Tobacco Trust V Pass-Through Revenue
(Subordinate Turbo Capital Appreciation Bond) Series S4B 144A 8.459% 6/1/60 #, ♦, ^	20,000,000	854,800
New York Transportation Development Special Facility Revenue
(Delta Airlines, Inc. - LaGuardia Airport Terminals C & D Redevelopment Project)
4.375% 10/1/45 (AMT)	2,500,000	2,330,450
5.00% 1/1/34 (AMT)	4,210,000	4,275,592
5.00% 1/1/36 (AMT)	3,000,000	3,037,860
5.00% 10/1/40 (AMT)	1,125,000	1,142,190
6.00% 4/1/35 (AMT)	2,000,000	2,195,340
Port of Beaumont, Texas Navigation District Revenue
(Jefferson Gulf Coast Energy Project) Series A 144A 5.00% 1/1/39 (AMT) #	2,000,000	1,895,340
Regional Transportation District, Colorado Revenue
(Denver Transit Partners Eagle P3 Project) Series A 4.00% 7/15/33	1,000,000	1,005,010
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	7,200,000	7,329,312

Schedules of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
San Joaquin Valley Clean Energy, California Authority Revenue
(Green Bonds) Series A 5.50% 1/1/56 •	3,500,000	$ 3,778,670
South Carolina Jobs - Economic Development Authority Revenue
(AAC East LLC Project - Green Bonds) Series A 144A 7.00% 5/1/39 (AMT) #, ‡	1,500,000	1,050,000
(Jasper Pellets, LLC Project - Green Bonds) Series A 144A 7.00% 11/1/38 (AMT) #, ‡	1,250,000	25,000
Southeast Energy Authority, A Cooperative District Revenue, Alabama
(Project No. 3) Series A-1 5.50% 1/1/53 •	5,500,000	5,808,880
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	2,000,000	1,899,060
Suffolk, New York Regional Off-Track Betting Revenue
5.75% 12/1/44	5,000,000	5,083,450
Tennergy Gas Supply, Tennessee Revenue
Series A 4.00% 12/1/51 •	4,400,000	4,442,196
Texas Municipal Gas Acquisition & Supply Revenue
5.00% 1/1/55 •	1,500,000	1,565,280
Series A 5.25% 3/1/37	1,500,000	1,589,625
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation - Second Subordinate Lien) Series C 7.242% 6/1/46 ^	9,655,000	1,284,115
(Capital Appreciation - Third Subordinate Lien) Series D 2.609% 6/1/46 ^	1,630,000	180,408
TSASC, New York Revenue
Fiscal 2017 Senior Series A 5.00% 6/1/30	475,000	480,994
Fiscal 2017 Senior Series A 5.00% 6/1/31	475,000	480,420
Tuscaloosa County, Alabama Industrial Development Authority Revenue
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	2,297,937	2,319,560
Virginia Tobacco Settlement Financing Revenue
(Capital Appreciation Bonds)
First Subordinate Series C 1.955% 6/1/47 ^	59,670,000	12,923,328

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Virginia Tobacco Settlement Financing Revenue
(Capital Appreciation Bonds)
Second Subordinate Series D 2.466% 6/1/47 ^	8,185,000	$ 1,457,094
Wisconsin Public Finance Authority Revenue
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project)
Series A 5.00% 2/1/52	200,000	190,178
Series A 5.00% 2/1/62	2,720,000	2,528,186
		183,026,067
Lease Revenue Bonds — 6.75%
California State Public Works Board Revenue
(Various Capital Project) Series D 5.00% 11/1/46	5,000,000	5,243,050
Metropolitan Pier & Exposition Authority, Illinois Revenue
(McCormick Place Expansion Project)
Series A 4.00% 12/15/42	5,740,000	5,281,891
Series A 4.00% 12/15/47	6,000,000	5,193,960
Series A 4.00% 6/15/52	1,970,000	1,628,835
Series A 4.00% 6/15/52 (BAM)	415,000	350,920
Series B 4.733% 12/15/51 (BAM) ^	10,000,000	2,805,900
New Jersey Economic Development Authority Revenue
(NJ Transit Transportation Project) Series A 4.00% 11/1/39	2,835,000	2,711,224
New Jersey Transportation Trust Fund Authority Revenue
Series A 5.20% 12/15/38 (BAM) ^	9,380,000	5,538,984
Series A 5.396% 12/15/39 (BAM) ^	15,910,000	8,847,710
Series CC 5.25% 6/15/39	2,000,000	2,132,840
Series CC 5.25% 6/15/43	4,750,000	4,972,822
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 2.875% 11/15/46 (BAM)	1,000,000	730,030
New York State Thruway Authority Revenue
Series A-1 3.00% 3/15/49	6,000,000	4,365,300
Virginia Public Building Authority Public Facilities Revenue
Series A 5.00% 8/1/45	4,680,000	4,922,611
		54,726,077

Schedules of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds — 2.58%
Chicago, Illinois Board of Education
Series B 4.00% 12/1/40	2,810,000	$ 2,392,743
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.00% 4/1/35	825,000	829,463
5.00% 4/1/36	320,000	321,434
City of Chicago, Illinois
Series A 5.50% 1/1/35	1,980,000	2,020,531
Series E 6.00% 1/1/45	2,000,000	2,092,900

(Chicago Recovery Plan) Series A 5.00% 1/1/43	2,900,000	2,778,142
Harris County, Texas Permanent Improvement Bonds
(Certificates of Obligation) 5.00% 9/15/42	5,090,000	5,348,928
Las Vegas, Nevada Valley Water District Revenue
Series A 4.00% 6/1/43	3,450,000	3,288,229
New Hampshire Business Finance Authority
(Bridgeland Water & Utility Districts) 144A 5.375% 12/15/35 #	1,900,000	1,877,390
		20,949,760
Pre-Refunded Bonds — 1.03%
Illinois Finance Authority Revenue
Series C 4.00% 2/15/41-27 §	3,740,000	3,761,543
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50-32 §	4,135,000	4,590,718
		8,352,261
Special Tax Revenue Bonds — 15.09%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(Forward Delivery)
5.00% 5/1/31	670,000	712,431
5.00% 5/1/34	750,000	794,790
5.00% 5/1/35	850,000	895,509
5.00% 5/1/36	850,000	890,120
Celebration Pointe, Florida Community Development District No. 1 Revenue
5.00% 5/1/34 ‡	830,000	664,000

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
City of Houston, Texas Hotel Occupancy Tax & Special Revenue
Series C 5.00% 9/1/45 (AG)	3,750,000	$ 3,884,475
City of Tampa, Florida Capital Improvement Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project) Series A 5.08% 9/1/45 ^	12,000,000	4,617,240
Colorado International Center Metropolitan District No. 14 Revenue
Series A 5.375% 12/1/51 (AG)	1,000,000	1,027,860
Commonwealth of Puerto Rico Revenue
(Subordinate) 3.006% 11/1/43 •	14,369,185	10,256,006
Denver, Colorado Convention Center Hotel Authority Revenue
(Senior)
5.00% 12/1/29	600,000	602,172
5.00% 12/1/31	900,000	902,781
5.00% 12/1/32	1,800,000	1,805,166
5.00% 12/1/34	1,500,000	1,503,555
5.00% 12/1/35	1,200,000	1,202,472
5.00% 12/1/36	900,000	901,575
Downtown Revitalization Public Infrastructure District, Utah Revenue
(First Lien - SEG Redevelopment Project)
Series A 5.00% 6/1/36 (AG)	1,600,000	1,669,728
Series A 5.25% 6/1/41 (AG)	770,000	826,965
Series A 5.25% 6/1/42 (AG)	1,750,000	1,877,312
(Second Lien - SEG Redevelopment Project)
Series B 5.25% 6/1/41 (AG)	1,000,000	1,073,980
Series B 5.25% 6/1/42 (AG)	825,000	885,019
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	16,013,690	15,803,590
Indianapolis, Indiana Local Public Improvement Bond Bank Convention Center Hotel Revenue
(Senior) Series E 5.75% 3/1/43	3,350,000	3,469,059
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/39	1,785,000	1,823,253

Schedules of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Metropolitan Government Nashville & Davidson County, Tennessee Sports Authority Revenue
(Stadium Project) Series A 5.00% 7/1/43 (AG)	4,050,000	$ 4,207,302
Miami-Dade County, Florida Special Obligation Revenue
5.15% 10/1/42 (BAM) ^	3,000,000	1,455,750
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Series C 5.00% 11/1/46	2,000,000	2,051,320
Subseries F-1 5.00% 2/1/45	2,500,000	2,581,325
(Subordinate)
Subseries E-1 5.00% 2/1/32	5,000,000	5,042,650
Subseries I-1 5.00% 5/1/43	4,110,000	4,272,263
New York State Thruway Authority State Personal Income Tax Revenue
Series A 5.00% 3/15/41	5,000,000	5,222,000
New York Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue
(TBTA Capital Lockbox Fund) Series A 5.25% 12/1/54	5,000,000	5,127,650
Pasco County, Florida Capital Improvement Tax Revenue
(H. Lee Moffitt Cancer Center Project)
Series A 5.50% 9/1/42 (AG)	1,000,000	1,057,720
Series A 5.50% 9/1/43 (AG)	1,000,000	1,054,420
Series A 5.50% 9/1/44 (AG)	1,000,000	1,050,790
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 1.37% 7/1/51 ^	12,552,000	3,289,628
Series A-1 4.55% 7/1/40	25,000	24,755
Series A-1 4.75% 7/1/53	14,048,000	13,293,341
Series A-1 5.00% 7/1/58	3,775,000	3,663,562
Series A-1 5.667% 7/1/46 ^	14,246,000	5,127,705
Series A-2 4.329% 7/1/40	5,453,000	5,337,451
Washington County, Pennsylvania Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project) 5.00% 7/1/35	500,000	504,600
		122,453,290

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds — 6.58%
California State
(Various Purpose) 5.00% 9/1/36	4,000,000	$ 4,004,760
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	5,415,000	5,252,388
Series A-1 4.00% 7/1/46	11,820,000	10,501,715
Illinois State
5.00% 1/1/28	1,630,000	1,632,755
5.00% 11/1/36	1,965,000	1,967,751
5.50% 5/1/39	2,500,000	2,615,425
Series A 5.125% 12/1/29	3,260,000	3,344,043
Series B 4.00% 10/1/35	6,630,000	6,589,888
Series C 4.00% 10/1/37	1,710,000	1,647,500
(Rebuild Illinois Program)
Series B 4.00% 11/1/35	2,200,000	2,184,864
Series B 4.00% 11/1/38	1,810,000	1,713,780
Maryland State
(Bidding Group 2 Bond) Series A 5.00% 6/1/39	5,000,000	5,428,700
Washington State
(Various Purpose)
Series A 5.00% 8/1/35	3,000,000	3,222,570
Series R 5.00% 8/1/39	3,000,000	3,237,210
		53,343,349
Transportation Revenue Bonds — 15.58%
California Municipal Finance Authority Revenue
(SFMTA Potrero Yard Modernization Project) Series A 5.50% 9/1/60	265,000	279,609
Chicago, Illinois O'Hare International Airport Senior Lien Revenue
Series A 4.00% 1/1/36	1,180,000	1,171,138
Series B 5.00% 1/1/36	2,500,000	2,580,525
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	5,555,000	4,842,238
(Subordinate)
Series A 4.00% 12/1/43 (AMT)	2,335,000	2,111,260
Series A 5.00% 12/1/43 (AMT)	6,300,000	6,350,904

Schedules of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
City of Greater Orlando, Florida Aviation Authority Revenue
(Airport Facilities Bond) 5.25% 10/1/42 (AMT)	6,475,000	$ 6,788,778
City of Los Angeles, California Department of Airports Revenue
(Green Bonds) Series A 5.25% 5/15/46 (AMT)	3,425,000	3,573,885
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project) Series B 144A 12.00% 7/1/57 (AMT) #, •	7,840,000	5,096,000
(Brightline Florida Passenger Rail Project) 144A 12.00% 7/15/32 (AMT) #, ‡, •	10,000,000	2,800,000
Illinois State Toll Highway Authority Revenue
(Senior) Series A 5.25% 1/1/45	9,250,000	9,708,060
Metropolitan Nashville, Tennessee Airport Authority Revenue
Series B 5.50% 7/1/41 (AMT)	1,500,000	1,587,225
Series B 5.50% 7/1/42 (AMT)	1,855,000	1,958,194
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Projects) Series B 4.00% 10/1/38	1,000,000	966,050
Miami-Dade County, Florida Seaport Department Revenue
Series A 5.50% 10/1/56 (AMT)	3,000,000	3,109,980
Monroe County, Florida Airport Revenue
(Key West International Airport)
5.00% 10/1/36 (AMT)	1,235,000	1,286,623
5.00% 10/1/37 (AMT)	1,270,000	1,314,323
5.00% 10/1/38 (AMT)	1,360,000	1,398,393
5.00% 10/1/40 (AMT)	1,475,000	1,497,081
New Jersey Transportation Trust Fund Authority Revenue
Series A 5.00% 6/15/29	1,500,000	1,507,200
New York Liberty Development Revenue
(Port Authority Consolidated Bonds) Series 1WTC 2.75% 2/15/44	10,000,000	7,373,900

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Metropolitan Transportation Authority Revenue
(Climate Bond Certified - Green Bonds) Series A 5.25% 11/15/43	3,000,000	$ 3,168,330
New York State Thruway Authority General Revenue
(Junior Indebtedness Obligations) Series B 4.00% 1/1/41	10,000,000	9,246,000
New York Transportation Development Special Facilities Revenue
(John F. Kennedy International Airport New Terminal One Project - Green Bonds)
5.25% 6/30/43 (AMT)	5,500,000	5,602,520
5.50% 6/30/38 (AMT)	1,670,000	1,748,139
5.50% 6/30/40 (AMT)	800,000	828,432
5.50% 6/30/42 (AG) (AMT)	1,750,000	1,818,408
6.00% 6/30/59 (AMT)	2,500,000	2,615,400
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/33 (AMT)	3,955,000	4,231,771
5.00% 12/1/37 (AMT)	1,000,000	1,042,910
Series A 5.00% 12/1/35 (AMT)	1,000,000	1,034,410
Port Authority of New York & New Jersey Revenue
Two Hundred Eighteenth Series 4.00% 11/1/41 (AMT)	2,480,000	2,274,061
Two Hundred Twenty-First Series 4.00% 7/15/36 (AMT)	1,200,000	1,186,740
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Subseries A-3 6.75% 1/1/46 (AMT)	4,750,000	5,329,975
San Diego County, California Regional Airport Authority Revenue
(Private Activity) Series B 5.25% 7/1/41 (AMT)	4,500,000	4,801,320
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport) Series A 5.25% 5/1/45 (AMT)	1,915,000	2,027,908
South Jersey Port, New Jersey Revenue
(Subordinated Marine Terminal)
Series B 5.00% 1/1/30 (AMT)	230,000	234,738
Series B 5.00% 1/1/33 (AMT)	705,000	716,266

Schedules of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
South Jersey Port, New Jersey Revenue
(Subordinated Marine Terminal)
Series B 5.00% 1/1/34 (AMT)	450,000	$ 456,682
Series B 5.00% 1/1/35 (AMT)	245,000	248,266
Series B 5.00% 1/1/36 (AMT)	230,000	232,712
Texas Private Activity Bond Surface Transportation Revenue
(Senior Lien)
5.50% 6/30/42 (AMT)	500,000	519,110
5.50% 6/30/43 (AMT)	1,500,000	1,553,565
Wisconsin Public Finance Authority Revenue
(Senior Lien - Georgia SR 400 Express Lanes Project) 6.50% 12/31/65 (AMT)	7,500,000	8,209,725
		126,428,754
Water & Sewer Revenue Bonds — 1.83%
Aquarion Water Authority, Connecticut Revenue
Series A 5.25% 8/1/45	1,905,000	2,037,550
City of Aurora, Colorado Water Revenue
(First-Lien Water Revenue Bonds) 4.00% 8/1/54	2,750,000	2,413,098
Jefferson County, Alabama Sewer Revenue
5.25% 10/1/41	3,400,000	3,583,872
5.25% 10/1/43	3,250,000	3,404,440
New York City Municipal Water Finance Authority Revenue
Series DD 5.00% 6/15/46	2,500,000	2,604,700
San Antonio, Texas River Authority Wastewater System Revenue
4.00% 1/1/40 (BAM)	820,000	762,518
		14,806,178
Total Municipal Bonds (cost $815,628,370)		793,649,298
	Number of shares
Common Stock — 0.00%♣
Industrial — 0.00%
TimberHP =, †, π	139,071	0
Total Common Stock (cost $668,709)		0

	Number of shares	Value (US $)

Warrants — 0.01%
BL Train Holdings West =, †	51,062	$ 102,124
Total Warrants (cost $6)		102,124
	Principal amount°
Short-Term Investments — 1.61%
Variable Rate Demand Notes — 1.61%
Connecticut State Health & Educational Facilities Authority Revenue
Series A4 2.90% 7/1/42 (Yale University Issue)¤	1,000,000	1,000,000
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution Bonds) Fiscal 2014 Subseries AA-5 2.90% 6/15/48 (SPA - Mizuho Bank)¤	600,000	600,000
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
(Adjustable Rate Bonds) Series H-2 2.90% 11/1/54 (SPA - TD Bank, N.A.)¤	2,800,000	2,800,000
Oregon State Facilities Authority Refunding Revenue
(PeaceHealth) Series B 2.75% 8/1/34 (LOC - TD Bank, N.A.)¤	450,000	450,000
San Francisco, California Bay Area Toll Authority Revenue
(Variable Rate Bonds)
Series D 2.35% 4/1/59 (LOC - TD Bank, N.A.)¤	6,000,000	6,000,000
Series I 2.30% 4/1/59 (LOC - TD Bank, N.A.)¤	2,000,000	2,000,000

Schedules of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
University of Colorado Hospital Authority Revenue
Series 2018 B 2.90% 11/15/35 (SPA - TD Bank, N.A.)¤	200,000	$ 200,000
Total Short-Term Investments (cost $13,050,000)		13,050,000
Total Value of Securities—99.45% (cost $829,347,085)		806,801,422

Receivables and Other Assets Net of Liabilities—0.55%		4,456,093
Net Assets Applicable to 76,319,452 Shares Outstanding—100.00%		$811,257,515
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2026, the aggregate value of Rule 144A securities was $61,940,718, which represents 7.64% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
‡	Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 10 in “Notes to financial statements.”
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
†	Non-income producing security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At August 31, 2026, the aggregate value of restricted securities was $0, which represents 0.00% of the Fund’s net assets. See Note 10 in "Notes to financial statements" and the following table for additional details on restricted securities.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2026.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
TimberHP	6/26/25	$668,709	$0
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
KIPP – Knowledge is Power Program
LLC – Limited Liability Company
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
August 31, 2026
	Nomura National High-Yield Municipal Bond Fund	Nomura Tax-Free USA Fund	Nomura Tax-Free USA Intermediate Fund
Assets:
Investments, at value*	$2,558,581,197	$1,068,257,519	$806,801,422
Investments of affiliated issuers, at value**	—	—	—
Cash	5,722,702	11,668,946	4,548,639
Interest receivable	31,320,879	11,367,521	9,231,880
Receivable for fund shares sold	5,313,217	886,483	506,230
Prepaid expenses	54,327	35,638	22,449
Other assets	19,449	7,823	8,545
Total Assets	2,601,011,771	1,092,223,930	821,119,165
Liabilities:
Payable for fund shares redeemed	13,353,184	2,877,074	2,160,122
Payable for securities purchased	4,684,688	20,212,497	6,707,322
Distribution payable	1,215,796	563,672	393,695
Investment management fees payable to affiliates	1,103,819	406,607	291,585
Other accrued expenses	677,025	275,206	233,761
Distribution fees payable to affiliates	158,485	127,818	65,261
Dividend disbursing and transfer agent fees and expenses payable to affiliates	16,071	6,301	4,827
Accounting and administration expenses payable to affiliates	11,050	4,535	3,552
Legal fees payable to affiliates	4,995	2,803	1,525
Total Liabilities	21,225,113	24,476,513	9,861,650
Total Net Assets	$2,579,786,658	$1,067,747,417	$811,257,515

Net Assets Consist of:
Paid-in capital	$3,117,462,337	$1,250,413,720	$922,192,181
Total distributable earnings (loss)	(537,675,679)	(182,666,303)	(110,934,666)
Total Net Assets	$2,579,786,658	$1,067,747,417	$811,257,515

	Nomura National High-Yield Municipal Bond Fund	Nomura Tax-Free USA Fund	Nomura Tax-Free USA Intermediate Fund

Net Asset Value

Class A:
Net assets	$560,539,528	$559,619,837	$288,049,319
Shares of beneficial interest outstanding, unlimited authorization, no par	59,283,598	56,349,717	27,261,587
Net asset value per share	$9.46	$9.93	$10.57
Sales charge	4.50%	4.50%	2.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$9.91	$10.40	$10.87

Class C:
Net assets	$44,757,253	$8,624,928	$3,810,484
Shares of beneficial interest outstanding, unlimited authorization, no par	4,715,563	868,121	360,949
Net asset value per share	$9.49	$9.94	$10.56

Institutional Class:
Net assets	$1,974,489,877	$499,502,652	$519,397,712
Shares of beneficial interest outstanding, unlimited authorization, no par	206,924,351	49,898,475	48,696,916
Net asset value per share	$9.54	$10.01	$10.67
*Investments, at cost	$2,773,185,705	$1,098,347,232	$829,347,085
**Investments of affiliated issuers, at cost	2,100,559	—	—
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Year ended August 31, 2026
	Nomura National High-Yield Municipal Bond Fund	Nomura Tax-Free USA Fund	Nomura Tax-Free USA Intermediate Fund
Investment Income:
Interest	$182,269,178	$57,125,920	$40,743,125

Expenses:
Management fees	14,082,771	5,826,063	4,273,776
Distribution expenses — Class A	1,530,053	1,524,661	790,748
Distribution expenses — Class C	487,213	95,116	40,640
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	2,651,318	811,802	669,669
Accounting and administration expenses	329,300	178,790	142,829
Registration fees	236,264	131,885	114,109
Legal fees	216,503	84,750	59,050
Trustees’ fees	172,031	70,728	45,094
Reports and statements to shareholders expenses	106,282	54,975	42,475
Audit and tax fees	61,228	63,297	55,303
Custodian fees	29,108	11,606	9,142
Other	997,398	690,102	238,790
	20,899,469	9,543,775	6,481,625
Less expenses waived	(70,332)	(1,074,841)	(1,110,092)
Less expenses paid indirectly	(28,846)	(12,671)	(10,165)
Total operating expenses	20,800,291	8,456,263	5,361,368
Net Investment Income (Loss)	161,468,887	48,669,657	35,381,757

	Nomura National High-Yield Municipal Bond Fund	Nomura Tax-Free USA Fund	Nomura Tax-Free USA Intermediate Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	$(59,984,309)	$(8,138,122)	$(3,072,894)

Net change in unrealized appreciation (depreciation) on:
Investments	74,546,575	25,875,442	7,711,886
Affiliated investments	(2,100,559)	—	—
Net change in unrealized appreciation (depreciation)	72,446,016	25,875,442	7,711,886
Net Realized and Unrealized Gain (Loss)	12,461,707	17,737,320	4,638,992
Net Increase (Decrease) in Net Assets Resulting from Operations	$173,930,594	$66,406,977	$40,020,749
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Nomura National High-Yield Municipal Bond Fund
	Year ended
	8/31/26	8/31/25
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$161,468,887	$170,078,052
Net realized gain (loss)	(59,984,309)	(77,761,501) [1]
Net increase from payment by affiliates	—	441,995[2]
Net change in unrealized appreciation (depreciation)	72,446,016	(255,400,606)
Net increase (decrease) in net assets resulting from operations	173,930,594	(162,642,060)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(31,048,154)	(32,590,568)
Class C	(2,105,592)	(2,229,340)
Institutional Class	(123,877,954)	(131,332,317)
	(157,031,700)	(166,152,225)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	113,568,256	171,100,572
Class C	5,726,637	15,573,935
Institutional Class	692,046,731	1,520,251,088

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	29,767,920	31,467,144
Class C	2,044,988	2,170,745
Institutional Class	110,501,136	118,907,283
	953,655,668	1,859,470,767

	Year ended
	8/31/26	8/31/25
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(231,544,589)	$(187,930,751)
Class C	(15,253,986)	(18,322,744)
Institutional Class	(1,401,629,443)	(1,407,650,923)
	(1,648,428,018)	(1,613,904,418)
Increase (decrease) in net assets derived from capital share transactions	(694,772,350)	245,566,349
Net Decrease in Net Assets	(677,873,456)	(83,227,936)

Net Assets:
Beginning of year	3,257,660,114	3,340,888,050
End of year	$2,579,786,658	$3,257,660,114
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Nomura Tax-Free USA Fund
	Year ended
	8/31/26	8/31/25
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$48,669,657	$51,816,128
Net realized gain (loss)	(8,138,122)	(21,865,287) [1]
Net increase from payment by affiliates	—	728,651[2]
Net change in unrealized appreciation (depreciation)	25,875,442	(94,563,839)
Net increase (decrease) in net assets resulting from operations	66,406,977	(63,884,347)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(25,738,736)	(28,048,268)
Class C	(328,883)	(337,324)
Institutional Class	(22,602,038)	(23,430,537)
	(48,669,657)	(51,816,129)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	67,494,377	76,033,383
Class C	3,064,434	3,146,664
Institutional Class	207,370,653	337,342,949

Net assets from reorganization:[3]
Class A	—	39,083,582
Class C	—	924,050
Institutional Class	—	11,896,740

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	24,042,503	26,089,199
Class C	321,415	329,612
Institutional Class	17,779,939	18,724,293
	320,073,321	513,570,472

	Year ended
	8/31/26	8/31/25
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(174,251,267)	$(146,963,272)
Class C	(4,197,683)	(4,538,571)
Institutional Class	(226,087,868)	(332,816,145)
	(404,536,818)	(484,317,988)
Increase (decrease) in net assets derived from capital share transactions	(84,463,497)	29,252,484
Net Decrease in Net Assets	(66,726,177)	(86,447,992)

Net Assets:
Beginning of year	1,134,473,594	1,220,921,586
End of year	$1,067,747,417	$1,134,473,594
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
[3]	See Note 7 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Nomura Tax-Free USA Intermediate Fund
	Year ended
	8/31/26	8/31/25
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$35,381,757	$44,947,113
Net realized gain (loss)	(3,072,894)	(18,165,023) [1]
Net increase from payment by affiliates	—	148,279[2]
Net change in unrealized appreciation (depreciation)	7,711,886	(52,529,478)
Net increase (decrease) in net assets resulting from operations	40,020,749	(25,599,109)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(12,322,501)	(13,642,925)
Class C	(127,550)	(130,876)
Institutional Class	(22,931,706)	(31,173,013)
	(35,381,757)	(44,946,814)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	32,650,319	26,034,204
Class C	651,593	1,263,220
Institutional Class	128,040,691	279,235,098

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	11,165,334	12,263,924
Class C	122,398	127,288
Institutional Class	19,142,658	26,880,286
	191,772,993	345,804,020

	Year ended
	8/31/26	8/31/25
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(86,536,214)	$(71,509,415)
Class C	(1,015,269)	(1,336,371)
Institutional Class	(210,775,581)	(502,518,274)
	(298,327,064)	(575,364,060)
Decrease in net assets derived from capital share transactions	(106,554,071)	(229,560,040)
Net Decrease in Net Assets	(101,915,079)	(300,105,963)

Net Assets:
Beginning of year	913,172,594	1,213,278,557
End of year	$811,257,515	$913,172,594
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Nomura National High-Yield Municipal Bond Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023 and 2022.
[2]	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of operations due to the timing of creation of Fund shares in relation to fluctuating market values.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Includes distressed investment expenses of 0.03% for the year ended August 31, 2026. The distressed investment expenses relate to a bankruptcy workout for certain Puerto Rican bonds held by the Fund.
[7]	Includes litigation expenses of 0.02% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
$9.46	$10.38	$9.67	$10.35	$12.04

0.50	0.46	0.50	0.46	0.44
(0.01)[2]	(0.92)	0.69	(0.66)	(1.67)
—	—[3]	—	—	—
0.49	(0.46)	1.19	(0.20)	(1.23)

(0.49)	(0.46)	(0.48)	(0.44)	(0.43)
—	—	—	(0.04)	(0.03)
(0.49)	(0.46)	(0.48)	(0.48)	(0.46)

$9.46	$9.46	$10.38	$9.67	$10.35

5.20%[5]	(4.54%)[3]	12.58%[5]	(1.92%)[5]	(10.49%)[5]

$560,540	$646,513	$697,863	$315,959	$261,839
0.88%[6]	0.87%[7]	0.85%	0.85%	0.85%
0.88%[6]	0.87%[7]	0.87%	0.88%	0.88%
5.22%	4.74%	4.97%	4.62%	3.94%
5.22%	4.74%	4.95%	4.59%	3.91%
9%	34%	19%	18%	56%

Financial highlights
Nomura National High-Yield Municipal Bond Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023 and 2022.
[2]	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of operations due to the timing of creation of Fund shares in relation to fluctuating market values.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Includes distressed investment expenses of 0.03% for the year ended August 31, 2026. The distressed investment expenses relate to a bankruptcy workout for certain Puerto Rican bonds held by the Fund.
[7]	Includes litigation expenses of 0.02% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
$9.49	$10.42	$9.71	$10.39	$12.09

0.43	0.39	0.42	0.38	0.35
(0.01)[2]	(0.93)	0.69	(0.66)	(1.67)
—	—[3]	—	—	—
0.42	(0.54)	1.11	(0.28)	(1.32)

(0.42)	(0.39)	(0.40)	(0.36)	(0.35)
—	—	—	(0.04)	(0.03)
(0.42)	(0.39)	(0.40)	(0.40)	(0.38)

$9.49	$9.49	$10.42	$9.71	$10.39

4.42%[5]	(5.31%)[3]	11.71%[5]	(2.64%)[5]	(11.18%)[5]

$44,757	$52,050	$57,976	$43,123	$46,410
1.63%[6]	1.62%[7]	1.60%	1.60%	1.60%
1.63%[6]	1.62%[7]	1.62%	1.63%	1.63%
4.47%	3.98%	4.22%	3.87%	3.19%
4.47%	3.98%	4.20%	3.84%	3.16%
9%	34%	19%	18%	56%

Financial highlights
Nomura National High-Yield Municipal Bond Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023 and 2022.
[2]	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of operations due to the timing of creation of Fund shares in relation to fluctuating market values.
[3]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Includes distressed investment expenses of 0.03% for the year ended August 31, 2026. The distressed investment expenses relate to a bankruptcy workout for certain Puerto Rican bonds held by the Fund.
[7]	Includes litigation expenses of 0.02% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
$9.54	$10.48	$9.77	$10.45	$12.15

0.53	0.49	0.53	0.49	0.47
(0.01)[2]	(0.94)	0.69	(0.66)	(1.68)
—	—[3]	—	—	—
0.52	(0.45)	1.22	(0.17)	(1.21)

(0.52)	(0.49)	(0.51)	(0.47)	(0.46)
—	—	—	(0.04)	(0.03)
(0.52)	(0.49)	(0.51)	(0.51)	(0.49)

$9.54	$9.54	$10.48	$9.77	$10.45

5.47%[5]	(4.41%)[3]	12.78%[5]	(1.62%)[5]	(10.22%)[5]

$1,974,490	$2,559,097	$2,585,049	$1,809,639	$1,544,505
0.63%[6]	0.62%[7]	0.60%	0.60%	0.60%
0.63%[6]	0.62%[7]	0.62%	0.63%	0.63%
5.47%	4.99%	5.22%	4.87%	4.19%
5.47%	4.99%	5.20%	4.84%	4.16%
9%	34%	19%	18%	56%

Financial highlights
Nomura Tax-Free USA Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023 and 2022.
[2]	Payment by affiliates is $0.01 per share and 0.09% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Includes distressed investment expenses of 0.02% for the year ended August 31, 2026. The distressed investment expenses relate to a bankruptcy workout for certain Puerto Rican bonds held by the Fund.
[5]	Includes non-recurring expenses of 0.04% for the year ended August 31, 2026.
[6]	Includes litigation expenses of 0.02% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
$9.79	$10.77	$10.03	$10.51	$12.56

0.43	0.43	0.44	0.40	0.33
0.14	(0.99)	0.74	(0.48)	(1.88)
—	0.01[2]	—	—	—
0.57	(0.55)	1.18	(0.08)	(1.55)

(0.43)	(0.43)	(0.44)	(0.40)	(0.33)
—	—	—	—	(0.17)
(0.43)	(0.43)	(0.44)	(0.40)	(0.50)

$9.93	$9.79	$10.77	$10.03	$10.51

5.78%	(5.23%)[2]	11.99%	(0.72%)	(12.65%)

$559,620	$631,739	$700,740	$469,980	$534,749
0.86%[4,5]	0.82%[6]	0.80%	0.80%	0.80%
0.95%[4,5]	0.91%[6]	0.89%	0.95%	0.91%
4.21%	4.16%	4.20%	3.93%	2.82%
4.12%	4.07%	4.11%	3.78%	2.71%
25%	37%	28%	65%	71%

Financial highlights
Nomura Tax-Free USA Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023 and 2022.
[2]	Payment by affiliates is $0.01 per share and 0.09% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Includes distressed investment expenses of 0.02% for the year ended August 31, 2026. The distressed investment expenses relate to a bankruptcy workout for certain Puerto Rican bonds held by the Fund.
[5]	Includes non-recurring expenses of 0.04% for the year ended August 31, 2026.
[6]	Includes litigation expenses of 0.02% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
$9.80	$10.77	$10.03	$10.51	$12.56

0.35	0.35	0.36	0.32	0.24
0.14	(0.98)	0.74	(0.48)	(1.88)
—	0.01[2]	—	—	—
0.49	(0.62)	1.10	(0.16)	(1.64)

(0.35)	(0.35)	(0.36)	(0.32)	(0.24)
—	—	—	—	(0.17)
(0.35)	(0.35)	(0.36)	(0.32)	(0.41)

$9.94	$9.80	$10.77	$10.03	$10.51

4.99%	(5.84%)[2]	11.15%	(1.46%)	(13.31%)

$8,625	$9,293	$10,352	$6,723	$8,366
1.61%[4,5]	1.57%[6]	1.55%	1.55%	1.55%
1.70%[4,5]	1.66%[6]	1.64%	1.70%	1.66%
3.45%	3.41%	3.45%	3.18%	2.07%
3.36%	3.32%	3.36%	3.03%	1.96%
25%	37%	28%	65%	71%

Financial highlights
Nomura Tax-Free USA Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023 and 2022.
[2]	Payment by affiliates is $0.01 per share and 0.09% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Includes distressed investment expenses of 0.02% for the year ended August 31, 2026. The distressed investment expenses relate to a bankruptcy workout for certain Puerto Rican bonds held by the Fund.
[5]	Includes non-recurring expenses of 0.04% for the year ended August 31, 2026.
[6]	Includes litigation expenses of 0.02% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
$9.87	$10.85	$10.11	$10.59	$12.66

0.46	0.46	0.46	0.43	0.36
0.14	(0.99)	0.74	(0.48)	(1.90)
—	0.01[2]	—	—	—
0.60	(0.52)	1.20	(0.05)	(1.54)

(0.46)	(0.46)	(0.46)	(0.43)	(0.36)
—	—	—	—	(0.17)
(0.46)	(0.46)	(0.46)	(0.43)	(0.53)

$10.01	$9.87	$10.85	$10.11	$10.59

6.03%	(4.92%)[2]	12.21%	(0.43%)	(12.48%)

$499,502	$493,442	$509,830	$265,745	$369,318
0.61%[4,5]	0.57%[6]	0.55%	0.55%	0.55%
0.70%[4,5]	0.66%[6]	0.64%	0.70%	0.66%
4.46%	4.41%	4.45%	4.18%	3.07%
4.37%	4.32%	4.36%	4.03%	2.96%
25%	37%	28%	65%	71%

Financial highlights
Nomura Tax-Free USA Intermediate Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023 and 2022.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Includes distressed investment expenses of 0.02% for the year ended August 31, 2026. The distressed investment expenses relate to a bankruptcy workout for certain Puerto Rican bonds held by the Fund.
[5]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
$10.54	$11.22	$10.66	$11.01	$12.63

0.42	0.41	0.40	0.37	0.33
0.03	(0.68)	0.56	(0.35)	(1.62)
—	—[2]	—	—	—
0.45	(0.27)	0.96	0.02	(1.29)

(0.42)	(0.41)	(0.40)	(0.37)	(0.33)
(0.42)	(0.41)	(0.40)	(0.37)	(0.33)

$10.57	$10.54	$11.22	$10.66	$11.01

4.26%	(2.42%)[2]	9.15%	0.17%	(10.33%)

$288,049	$328,886	$384,304	$411,551	$452,772
0.77%[4]	0.76%[5]	0.75%	0.75%	0.71%
0.90%[4]	0.89%[5]	0.87%	0.88%	0.87%
3.90%	3.78%	3.64%	3.39%	2.80%
3.77%	3.65%	3.52%	3.26%	2.64%
7%	30%	28%	27%	59%

Financial highlights
Nomura Tax-Free USA Intermediate Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023 and 2022.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Includes distressed investment expenses of 0.02% for the year ended August 31, 2026. The distressed investment expenses relate to a bankruptcy workout for certain Puerto Rican bonds held by the Fund.
[5]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
$10.53	$11.21	$10.65	$11.00	$12.62

0.34	0.33	0.32	0.28	0.24
0.03	(0.68)	0.56	(0.35)	(1.62)
—	—[2]	—	—	—
0.37	(0.35)	0.88	(0.07)	(1.38)

(0.34)	(0.33)	(0.32)	(0.28)	(0.24)
(0.34)	(0.33)	(0.32)	(0.28)	(0.24)

$10.56	$10.53	$11.21	$10.65	$11.00

3.48%	(3.16%)[2]	8.34%	(0.58%)	(11.04%)

$3,811	$4,041	$4,258	$5,177	$6,872
1.52%[4]	1.51%[5]	1.50%	1.50%	1.50%
1.65%[4]	1.64%[5]	1.62%	1.63%	1.62%
3.14%	3.04%	2.89%	2.64%	2.01%
3.01%	2.91%	2.77%	2.51%	1.89%
7%	30%	28%	27%	59%

Financial highlights
Nomura Tax-Free USA Intermediate Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023 and 2022.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Includes distressed investment expenses of 0.02% for the year ended August 31, 2026. The distressed investment expenses relate to a bankruptcy workout for certain Puerto Rican bonds held by the Fund.
[5]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
$10.64	$11.32	$10.76	$11.11	$12.75

0.45	0.45	0.43	0.40	0.36
0.03	(0.68)	0.56	(0.35)	(1.64)
—	—[2]	—	—	—
0.48	(0.23)	0.99	0.05	(1.28)

(0.45)	(0.45)	(0.43)	(0.40)	(0.36)
(0.45)	(0.45)	(0.43)	(0.40)	(0.36)

$10.67	$10.64	$11.32	$10.76	$11.11

4.52%	(2.13%)[2]	9.37%	0.45%	(10.17%)

$519,398	$580,246	$824,717	$751,847	$609,586
0.52%[4]	0.51%[5]	0.50%	0.50%	0.50%
0.65%[4]	0.64%[5]	0.62%	0.63%	0.62%
4.15%	4.01%	3.89%	3.64%	3.01%
4.02%	3.88%	3.77%	3.51%	2.89%
7%	30%	28%	27%	59%

Notes to financial statements
Nomura Funds national tax-free funds	August 31, 2026
Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Nomura Tax-Free USA Fund (formerly, Macquarie Tax-Free USA Fund through November 30, 2025) and Nomura Tax-Free USA Intermediate Fund (formerly, Macquarie Tax-Free USA Intermediate Fund through November 30, 2025). Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Nomura Minnesota High-Yield Municipal Bond Fund (formerly, Macquarie Minnesota High-Yield Municipal Bond Fund through November 30, 2025), Nomura National High-Yield Municipal Bond Fund (formerly, Macquarie National High-Yield Municipal Bond Fund through November 30, 2025), Nomura Tax-Free California Fund (formerly, Macquarie Tax-Free California Fund through November 30, 2025), Nomura Tax-Free Idaho Fund (formerly, Macquarie Tax-Free Idaho Fund through November 30, 2025), and Nomura Tax-Free New York Fund (formerly, Macquarie Tax-Free New York Fund through November 30, 2025). Delaware Group Tax-Free Fund and Voyageur Mutual Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Nomura National High-Yield Municipal Bond Fund, Nomura Tax-Free USA Fund, and Nomura Tax-Free USA Intermediate Fund (each, a Fund or collectively, the Funds). Each Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Nomura Tax-Free USA Fund and Nomura National High-Yield Municipal Bond Fund, and 2.75% for Nomura Tax-Free USA Intermediate Fund. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of Nomura National High-Yield Municipal Bond Fund or Nomura Tax-Free USA Fund, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase or for shares of Nomura Tax-Free USA Intermediate Fund, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first 12 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.
1. Significant Accounting Policies
Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq

Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as each Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a pricing committee (Pricing Committee) to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the year ended August 31, 2026, and for all open tax years (years ended August 31, 2023–August 31, 2025), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statements of operations.” During the year ended August 31, 2026, the Funds did not incur any interest or tax penalties.

Notes to financial statements
Nomura Funds national tax-free funds
1. Significant Accounting Policies (continued)
Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on each Fund. Each Fund may from time to time pay out less than all of its net investment income or pay out undistributed income from prior months (with any potential remaining deficiencies characterized as a return of capital at year end). Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting — In November 2023, FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. Each Fund’s Chief Executive Officer and Chief Financial Officer act as each Fund’s chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment since each Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements.
Recent Accounting Standard — Each Fund adopted FASB ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Taxes Disclosures as of August 31, 2026. ASU 2023-09 requires public business entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. During the year ended August 31, 2026, each Fund did not pay a material amount of foreign or US federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
In September 2026, the FASB issued ASU 2026-03, Fair Value Measurement (Topic 820): Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. ASU 2026-03 requires investment companies to incorporate contractual sale restrictions into the fair value measurement of affected equity securities and disclose the amount of any related valuation discount. ASU 2026-03 is effective for the fiscal years beginning after December 15, 2027, and interim periods beginning with the first quarter ended March 31, 2029. Management is currently evaluating the impact of adopting this guidance on its financial statements.
Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended August 31, 2026, each Fund earned the following amounts under this arrangement:
Fund	Custody Credits
Nomura National High-Yield Municipal Bond Fund	$28,624
Nomura Tax-Free USA Fund	11,224
Nomura Tax-Free USA Intermediate Fund	8,954
Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended August 31, 2026, each Fund earned the following amounts under this arrangement:
Fund	Earnings Credits
Nomura National High-Yield Municipal Bond Fund	$222
Nomura Tax-Free USA Fund	1,447
Nomura Tax-Free USA Intermediate Fund	1,211

Notes to financial statements
Nomura Funds national tax-free funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:
	Nomura National High-Yield Municipal Bond Fund	Nomura Tax-Free USA Fund	Nomura Tax-Free USA Intermediate Fund
On the first $500 million	0.5500%	0.5500%	0.5000%
On the next $500 million	0.5000%	0.5000%	0.4750%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%
Prior to December 1, 2025 (Closing Date), NIMBT was named Macquarie Investment Management Business Trust.
As of the Closing Date, Nomura Holding America Inc. completed the acquisition of Macquarie Asset Management’s US and European public investments business. The closing of this transaction resulted in the automatic termination of each Fund's investment advisory agreement with DMC and any sub-advisory agreement, as applicable. At special shareholder meetings held on September 30, 2025 for Nomura National High-Yield Municipal Bond Fund, and October 16, 2025 for Nomura Tax-Free USA Fund and Nomura Tax-Free USA Intermediate Fund, Fund shareholders approved a new investment advisory agreement for each Fund. On the Closing Date, the new investment advisory agreement, any applicable sub-advisory agreement, and each Fund’s name changes reflected below went effective.
Fund Name Prior to December 1, 2025	Fund Name Effective December 1, 2025
Macquarie National High-Yield Municipal Bond Fund	Nomura National High-Yield Municipal Bond Fund
Macquarie Tax-Free USA Fund	Nomura Tax-Free USA Fund
Macquarie Tax-Free USA Intermediate Fund	Nomura Tax-Free USA Intermediate Fund
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from September 1, 2025 through December 29, 2026. These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.
Fund	Operating expense limitation as a percentage of average daily net assets
Nomura National High-Yield Municipal Bond Fund	0.60%
Nomura Tax-Free USA Fund	0.55%
Nomura Tax-Free USA Intermediate Fund	0.50%
After consideration of class specific expenses, including 12b-1 fees (but excluding acquired fund fees and expenses), the class level operating expense limitation as a percentage of average daily net assets from September 1, 2025 through December 29, 2026, unless terminated by agreement of DMC and the Funds, is as follows:
	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Institutional Class
Nomura National High-Yield Municipal Bond Fund	0.85%	1.60%	0.60%
Nomura Tax-Free USA Fund	0.80%	1.55%	0.55%
Nomura Tax-Free USA Intermediate Fund	0.75%	1.50%	0.50%
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended August 31, 2026, each Fund paid for these services as follows:
Fund	Fees
Nomura National High-Yield Municipal Bond Fund	$140,854
Nomura Tax-Free USA Fund	55,361
Nomura Tax-Free USA Intermediate Fund	43,786
DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Nomura Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of

Notes to financial statements
Nomura Funds national tax-free funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
$75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Nomura Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the year ended August 31, 2026, each Fund paid for these services as follows:
Fund	Fees
Nomura National High-Yield Municipal Bond Fund	$207,552
Nomura Tax-Free USA Fund	77,899
Nomura Tax-Free USA Intermediate Fund	60,350
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, Nomura Tax-Free USA Intermediate Fund and Nomura National High-Yield Municipal Bond Fund pay DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. Nomura Tax-Free USA Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992. All Class A shareholders bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of the average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Each Fund pays DDLP, an annual 12b-1 fee of 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.
As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended August 31, 2026, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Fund	Fees
Nomura National High-Yield Municipal Bond Fund	$57,317
Nomura Tax-Free USA Fund	26,052
Nomura Tax-Free USA Intermediate Fund	16,831

For the year ended August 31, 2026, DDLP earned commissions on sales of Class A shares for each Fund as follows:
Fund	Class A
Nomura National High-Yield Municipal Bond Fund	$8,231
Nomura Tax-Free USA Fund	8,579
Nomura Tax-Free USA Intermediate Fund	2,224
For the year ended August 31, 2026, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:
Fund	Class A	Class C
Nomura National High-Yield Municipal Bond Fund	$79,834	$4,379
Nomura Tax-Free USA Fund	30,869	—
Nomura Tax-Free USA Intermediate Fund	21,555	—
Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.
During the year ended August 31, 2025, DMC reimbursed each Fund the following amounts in connection with trade errors. These amounts are included in “Net increase from payment by affiliates” in the "Statements of changes in net assets." Payment by affiliates had no impact on total return for Nomura National High-Yield Municipal Bond Fund and Nomura Tax-Free USA Intermediate Fund. Payment by affiliates impacted the total return by 0.09% for Nomura Tax-Free USA Fund.
Fund	Payment by affiliates
Nomura National High-Yield Municipal Bond Fund	$441,995
Nomura Tax-Free USA Fund	728,651
Nomura Tax-Free USA Intermediate Fund	148,279

Notes to financial statements
Nomura Funds national tax-free funds
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
An affiliated issuer includes any company in which the Funds held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Funds is deemed to exercise, directly or indirectly, a certain level of control over the company. A summary of the transactions in affiliated companies during the year ended August 31, 2026 for Nomura National High-Yield Municipal Bond Fund was as follows:
	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated investments	Net change in unrealized appreciation (depreciation) on affiliated investments
Common Stock—0.00%
TimberHP	$2,100,559	$—	$—	$—	$(2,100,559)
	Value, end of period	Shares	Dividends
Common Stock—0.00%
TimberHP	$—	436,852	$—
3. Investments
For the year ended August 31, 2026, each Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Fund	Purchases	Sales
Nomura National High-Yield Municipal Bond Fund	$273,366,341	$966,022,102
Nomura Tax-Free USA Fund	275,454,334	352,384,138
Nomura Tax-Free USA Intermediate Fund	62,328,797	168,906,155

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At August 31, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:
Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Nomura National High-Yield Municipal Bond Fund	$2,820,818,040	$113,331,255	$(375,568,098)	$(262,236,843)
Nomura Tax-Free USA Fund	1,099,441,060	32,616,767	(63,800,308)	(31,183,541)
Nomura Tax-Free USA Intermediate Fund	830,117,669	22,920,731	(46,236,978)	(23,316,247)
US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each of the Fund’s investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are

Notes to financial statements
Nomura Funds national tax-free funds
3. Investments (continued)
observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Fund's investments by fair value hierarchy levels as of August 31, 2026:
	Nomura National High-Yield Municipal Bond Fund
	Level 2	Level 3	Total
Securities
Assets:
Common Stock	$—	$—[1]	$—
Municipal Bonds	2,506,817,635	761,894	2,507,579,529
Warrants	—	546,668	546,668
Short-Term Investments	50,455,000	—	50,455,000
Total Value of Securities	$2,557,272,635	$1,308,562	$2,558,581,197

[1]The security that has been valued at zero on the “Schedules of investments” is considered to be a Level 3 investment in this table.
	Nomura Tax-Free USA Fund
	Level 2	Level 3	Total
Securities
Assets:
Common Stock	$—	$—[1]	$—
Municipal Bonds	1,047,028,363	—	1,047,028,363
Warrants	—	129,156	129,156
Short-Term Investments	21,100,000	—	21,100,000
Total Value of Securities	$1,068,128,363	$129,156	$1,068,257,519

[1]The security that has been valued at zero on the “Schedules of investments” is considered to be a Level 3 investment in this table.
	Nomura Tax-Free USA Intermediate Fund
	Level 2	Level 3	Total
Securities
Assets:
Common Stock	$—	$—[1]	$—
Municipal Bonds	793,649,298	—	793,649,298
Warrants	—	102,124	102,124
Short-Term Investments	13,050,000	—	13,050,000
Total Value of Securities	$806,699,298	$102,124	$806,801,422

[1]The security that has been valued at zero on the “Schedules of investments” is considered to be a Level 3 investment in this table.
During the year ended August 31, 2026, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to that Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to each Fund’s net assets at the beginning or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to each Fund’s net assets at the end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal

Notes to financial statements
Nomura Funds national tax-free funds
4. Dividend and Distribution Information (continued)
income tax purposes. The tax character of dividends and distributions paid during the years ended August 31, 2026 and 2025 were as follows:
	Tax-exempt income	Ordinary income	Total
Year ended August 31, 2026:
Nomura National High-Yield Municipal Bond Fund	$155,041,804	$1,989,896	$157,031,700
Nomura Tax-Free USA Fund	47,541,855	1,127,802	48,669,657
Nomura Tax-Free USA Intermediate Fund	34,986,237	395,520	35,381,757

Year ended August 31, 2025:
Nomura National High-Yield Municipal Bond Fund	165,739,708	412,517	166,152,225
Nomura Tax-Free USA Fund	50,256,644	1,559,485	51,816,129
Nomura Tax-Free USA Intermediate Fund	44,572,305	374,509	44,946,814
5. Components of Net Assets on a Tax Basis
As of August 31, 2026, the components of net assets on a tax basis were as follows:
	Nomura National High-Yield Municipal Bond Fund	Nomura Tax-Free USA Fund	Nomura Tax-Free USA Intermediate Fund
Paid-in capital	$3,117,462,337	$1,250,413,720	$922,192,181
Undistributed tax-exempt income	7,147,912	2,619,818	360,656
Distributions payable	(1,215,796)	(563,672)	(393,695)
Capital loss carryforwards	(281,294,252)*	(153,461,697)*	(87,585,380)*
Deferred directors fees	(76,700)	(77,211)	—
Unrealized appreciation (depreciation) of investments	(262,236,843)	(31,183,541)	(23,316,247)
Net assets	$2,579,786,658	$1,067,747,417	$811,257,515
*	A portion of each Fund’s capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments, as applicable.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to reorganization-related adjustments. Results of operations and net assets were not affected by these reclassifications. For the year ended August 31, 2026, there were no reclassifications.
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At August 31, 2026, capital loss carryforwards available to offset future realized capital gains are as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Nomura National High-Yield Municipal Bond Fund	$ 27,525,662	$253,768,590	$ 281,294,252
Nomura Tax-Free USA Fund	78,530,535	74,931,162	153,461,697
Nomura Tax-Free USA Intermediate Fund	57,528,703	30,056,677	87,585,380

Notes to financial statements
Nomura Funds national tax-free funds
6. Capital Shares
Transactions in capital shares were as follows:
	Nomura National High-Yield Municipal Bond Fund		Nomura Tax-Free USA Fund		Nomura Tax-Free USA Intermediate Fund
	Year ended		Year ended		Year ended
	8/31/26	8/31/25	8/31/26	8/31/25	8/31/26	8/31/25
Shares sold:
Class A	11,680,398	16,867,238	6,642,923	7,285,030	3,018,001	2,384,278
Class C	586,938	1,532,888	301,503	308,459	60,008	115,123
Institutional Class	70,553,510	151,640,681	20,271,826	32,520,273	11,715,160	25,362,371

Shares from reorganization:[1]
Class A	—	—	—	3,947,837	—	—
Class C	—	—	—	93,338	—	—
Institutional Class	—	—	—	1,193,254	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	3,066,563	3,157,472	2,369,150	2,538,060	1,032,011	1,126,454
Class C	209,881	216,944	31,663	32,069	11,325	11,714
Institutional Class	11,278,356	11,825,284	1,738,464	1,805,498	1,752,884	2,440,988
	97,375,646	185,240,507	31,355,529	49,723,818	17,589,389	31,440,928

Shares redeemed:
Class A	(23,820,504)	(18,896,746)	(17,166,802)	(14,354,524)	(7,984,586)	(6,577,819)
Class C	(1,563,658)	(1,831,415)	(413,483)	(446,772)	(94,020)	(123,176)
Institutional Class	(143,027,560)	(142,122,742)	(22,096,538)	(32,512,982)	(19,294,398)	(46,115,569)
	(168,411,722)	(162,850,903)	(39,676,823)	(47,314,278)	(27,373,004)	(52,816,564)
Net increase (decrease)	(71,036,076)	22,389,604	(8,321,294)	2,409,540	(9,783,615)	(21,375,636)
[1]	See Note 7.

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table on the previous page and on the “Statements of changes in net assets.” For the years ended August 31, 2026 and 2025, each Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value

Nomura National High-Yield Municipal Bond Fund
Year ended
8/31/26	57,299	4,429	1,840	1,858	61,179	$618,389
8/31/25	20,365	30,286	16,662	29,934	37,322	679,311

Nomura Tax-Free USA Fund
Year ended
8/31/26	77,856	12,017	—	5,224	83,984	901,152
8/31/25	49,863	11,315	32,743	39,019	54,759	984,740

Nomura Tax-Free USA Intermediate Fund
Year ended
8/31/26	20,041	465	330	798	19,856	225,275
8/31/25	26,577	3,356	3,969	7,361	26,326	366,645
7. Reorganization
The following reorganization occurred in a prior reporting period, as noted within the “Statements of changes in net assets.” On February 11-13, 2025, the Board approved a proposal to reorganize Macquarie Tax-Free Arizona Fund (the “Acquired Fund”), a series of Voyageur Insured Funds, with and into Macquarie Tax-Free USA Fund (now known as Nomura Tax-Free USA Fund) (the “Acquiring Fund”), a series of Delaware Group® Tax-Free Fund (the “Reorganization”). On May 6, 2025, the Acquired Fund shareholders approved the Reorganization. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property and assets of Acquired Fund were acquired by the Acquiring Fund and (ii) the Trust, on behalf of the Acquiring Fund, assumed the liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund. In accordance with the Plan, the Acquired Fund liquidated and dissolved following the Reorganization. In approving the Reorganization, the Board considered various factors, including that the Acquiring Fund and the Acquired Fund shared similar investment objectives, principal investment strategies and principal risks, and similar fundamental investment restrictions and that the Acquiring Fund's overall total expense ratio was equal to the corresponding Acquired Fund's total expense ratio following the Reorganization taking into account applicable expense limitation arrangements. The Reorganization was accomplished by a tax-free exchange of shares on June 6, 2025. For financial reporting purposes, assets received and shares issued by the Acquiring Fund was recorded at fair value; however, the cost basis of the investment received from the Acquired Fund was carried forward to align ongoing reporting of

Notes to financial statements
Nomura Funds national tax-free funds
7. Reorganization (continued)
the Acquiring Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transaction information associated with the Acquired Fund and Acquiring Fund on the Reorganization date were as follows:
	Acquired Fund Net Assets	Acquired Fund Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
Class A	$39,083,582	4,041,736	3,947,837	$625,518,504	0.9768
Class C	924,050	95,361	93,338	8,954,225	0.9788
Institutional Class	11,896,740	1,230,273	1,193,254	510,507,155	0.9699
The net assets of the Acquired Fund before the Reorganization was $51,925,581. The Acquired Fund net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Reorganization. The net assets of the Acquiring Fund immediately following the Reorganization was $1,196,884,256.
Assuming the Reorganization had been completed on September 1, 2024, the Acquiring Fund's pro forma results of operations for the year ended August 31, 2025, would have been as follows:
Net investment income	$53,344,130
Net realized loss on investments	(22,080,920)
Net change in unrealized appreciation (depreciation)	(97,655,521)
Net decrease in net assets resulting from operations	$(66,392,311)
8. Line of Credit
Each Fund, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
Each Fund had no amounts outstanding as of August 31, 2026, or at any time during the year then ended.

9. Securities Lending
Each Fund, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized

Notes to financial statements
Nomura Funds national tax-free funds
9. Securities Lending (continued)
by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.
Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.
During the year ended August 31, 2026, each Fund had no securities out on loan.
10. Geographic, Credit and Market Risks
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Funds concentrate their investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the US states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.
As of August 31, 2026, Nomura National High-Yield Municipal Bond Fund invested in municipal bonds issued by the state of California, and territory of Puerto Rico, which constituted approximately 11.33%, and 13.77%, respectively, of the Fund’s net assets. As of August 31, 2026, Nomura Tax-Free USA Fund invested in municipal bonds issued by the state of California, and territory of Puerto Rico, which constituted approximately 10.02%, and 14.00%, respectively, of the Fund’s net assets. As of August 31, 2026, Nomura Tax-Free USA Intermediate Fund invested in municipal bonds issued by the states of California, New York, and territory of Puerto Rico, which constituted approximately 10.27%, 14.07%, and 11.20%, respectively, of the Fund’s net assets. These investments could make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.
From time to time, each Fund may invest in industrial development bonds or pollution control revenue bonds that are issued by a conduit authority on behalf of a corporation that is either foreign owned or has international affiliates or operations. While the bonds may be issued to finance a facility located in the US, the bonds may be secured by a payment obligation or guaranty of the corporation. To the extent each Fund invests in such securities, that Fund may be exposed to risks associated with international investments. The risk of international investments not ordinarily associated with US investments includes fluctuation in currency values, differences in accounting principles, and/or economic or political instability in other nations.
Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P) and Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.
Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being

Notes to financial statements
Nomura Funds national tax-free funds
10. Geographic, Credit and Market Risks (continued)
redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.
Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A and restricted securities have been identified on the “Schedules of investments.”
11. Contractual Obligations
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.
12. Subsequent Events
On October 26, 2026, each Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described in Note 7. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 25, 2027.
Management has determined that no other material events or transactions occurred subsequent to August 31, 2026, that would require recognition or disclosure in the Funds’ financial statements.

Report of independent registered public accounting firm
To the Shareholders of Nomura National High-Yield Municipal Bond Fund, Nomura Tax-Free USA Fund, and Nomura Tax-Free USA Intermediate Fund and the Board of Trustees of Voyageur Mutual Funds and Delaware Group Tax-Free Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Nomura National High-Yield Municipal Bond Fund (formerly Macquarie National High-Yield Municipal Bond Fund) (a series of Voyageur Mutual Funds), Nomura Tax-Free USA Fund and Nomura Tax-Free USA Intermediate Fund (formerly Macquarie Tax-Free USA Fund and Macquarie Tax-Free USA Intermediate Fund, respectively) (each a series of Delaware Group Tax-Free Fund) (collectively, the “Funds”), as of August 31, 2026, the related statements of operations, statements of changes in net assets, and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of their operations, changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.The Funds’ financial statements and financial highlights for the years ended August 31, 2025, and prior, were audited by other auditors whose report dated October 24, 2025, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, portfolio company, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Delaware Management Company since 2025.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
October 30, 2026

Other Fund information (Unaudited)
Nomura Funds national tax-free funds
Tax Information
The information set forth below is for the Funds’ fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of each Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended August 31, 2026, each Fund reports distributions paid during the year as follows:
	(A) Tax-Exempt Income Distributions (Tax Basis)	(B) Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)
Nomura National High-Yield Municipal Bond Fund	98.73%	1.27%	100.00%
Nomura Tax-Free USA Fund	97.68%	2.32%	100.00%
Nomura Tax-Free USA Intermediate Fund	98.88%	1.12%	100.00%

(A) and (B) are based on a percentage of each Fund’s total distributions.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Change in Independent Registered Public Accounting Firm
At a meeting held on May 20, 2026, the Board of Trustees (Board), upon recommendation of the Audit Committee, dismissed PricewaterhouseCoopers LLP (PwC) and approved the appointment of Cohen & Company, Ltd. (Cohen & Co) to serve as the independent registered public accounting firm for Nomura National High-Yield Municipal Bond Fund (formerly, Macquarie National High-Yield Municipal Bond Fund), Nomura Tax-Free USA Fund (formerly, Macquarie Tax-Free USA Fund) and Nomura Tax-Free USA Intermediate Fund (formerly, Macquarie Tax-Free USA Intermediate Fund) (for purposes of this paragraph, each, a Fund and collectively, the "Funds") for the fiscal year ending August 31, 2026.
PwC’s reports on the financial statements for the fiscal years ended August 31, 2024 and August 31, 2025 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

In addition, during the fiscal years ended August 31, 2024 and August 31, 2025 and during the subsequent interim period through May 20, 2026, (i) there were no disagreements between the Funds and PwC on accounting principles, financial statement disclosures or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their reports; and (ii) there were no reportable events described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. During the fiscal years ended August 31, 2024 and August 31, 2025 and during the subsequent interim period through May 20, 2026, neither the Board nor anyone on its behalf has consulted with Cohen & Co at any time prior to their selection with respect to (i) the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).
The Funds have provided PwC with a copy of this Form N-CSR and requested that PwC furnish the Funds with a letter stating whether or not it agrees with the statements made herein. A copy of PwC’s letter, dated November 4, 2026, is attached as Exhibit 99 to this N-CSR.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Nomura Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Nomura Funds
Attention: 534437
1350 Penn Avenue, Suite 102
Pittsburgh, PA 15222
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management, unless otherwise stated, refers to the Nomura Asset Management International business. Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds mutual funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT. The Nomura Funds exchange-traded funds are distributed by Foreside Financial Services, LLC. Foreside Financial Services, LLC is not affiliated with any Nomura entity, including Delaware Management Company and Delaware Distributors, L.P.
(5961076)
AR-NATL-1026
This page is not part of the financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Change in Independent Registered Public Accounting Firm

At a meeting held on May 20, 2026, the Board of Trustees (Board), upon recommendation of the Audit Committee, dismissed PricewaterhouseCoopers LLP (PwC) and approved the appointment of Cohen & Company, Ltd. (Cohen & Co) to serve as the independent registered public accounting firm for Nomura Tax-Free USA Fund (formerly, Macquarie Tax-Free USA Fund) and Nomura Tax-Free USA Intermediate Fund (formerly, Macquarie Tax-Free USA Intermediate Fund) (for purposes of this paragraph, each, a Fund and collectively, the “Funds”) for the fiscal year ending August 31, 2026.

PwC’s reports on the financial statements for the fiscal years ended August 31, 2024 and August 31, 2025 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

In addition, during the fiscal years ended August 31, 2024 and August 31, 2025 and during the subsequent interim period through May 20, 2026, (i) there were no disagreements between the Funds and PwC on accounting principles, financial statement disclosures or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their reports; and (ii) there were no reportable events described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. During the fiscal years ended August 31, 2024 and August 31, 2025 and during the subsequent interim period through May 20, 2026, neither the Board nor anyone on its behalf has consulted with Cohen & Co at any time prior to their selection with respect to (i) the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

The Funds have provided PwC with a copy of this Form N-CSR and requested that PwC furnish the Funds with a letter stating whether or not it agrees with the statements made herein. A copy of PwC’s letter, dated November 4, 2026, is attached as Exhibit 99 to this N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was a change in the Registrant’s independent public accountant during the period covered by the report. Attached hereto as Exhibit 99.IND.PUB.ACCT.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Tax-Free Fund

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Principal Executive Officer
Date:	November 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Principal Executive Officer
Date:	November 4, 2026

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Principal Financial Officer
Date:	November 4, 2026